UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 1 Iron Street, Boston, MA 02210
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2015

Date of reporting period: May 31, 2015

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EUROZONE ETF

May 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 100.74%

EXCHANGE-TRADED FUNDS — 100.74%
iShares MSCI Eurozone ETF[a]	35,375,838	$1,386,379,091

		1,386,379,091

TOTAL INVESTMENT COMPANIES
(Cost: $1,364,698,199)		1,386,379,091

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	852,664	852,664

		852,664

TOTAL SHORT-TERM INVESTMENTS
(Cost: $852,664)		852,664

TOTAL INVESTMENTS IN SECURITIES — 100.80%
(Cost: $1,365,550,863)		1,387,231,755
Other Assets, Less Liabilities — (0.80)%		(10,948,961)

NET ASSETS — 100.00%		$1,376,282,794

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of May 31, 2015 were as follows:

	Currency Purchased		Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
EUR	185,956,000	USD	202,511,105	06/03/2015	BNP	$1,726,770
EUR	965,433,345	USD	1,051,356,913	06/03/2015	CITI	8,990,992
EUR	60,896,000	USD	66,375,172	06/03/2015	MS	507,690
USD	243,993,911	EUR	218,419,000	06/03/2015	BNP	4,101,504
USD	1,098,027,482	EUR	989,602,345	06/03/2015	CITI	11,134,453
USD	59,044,559	EUR	51,853,000	06/03/2015	MS	2,093,740

						28,555,149

EUR	32,667,000	USD	36,587,017	06/03/2015	BNP	(708,429)
EUR	24,169,000	USD	27,107,993	06/03/2015	CITI	(562,868)
USD	222,006	EUR	204,000	06/03/2015	BNP	(2,050)
USD	9,833,181	EUR	9,043,000	06/03/2015	MS	(98,864)
EUR	4,778,000	USD	5,250,277	07/03/2015	BNP	(468)
USD	202,589,206	EUR	185,956,000	07/03/2015	BNP	(1,729,201)
USD	1,140,898,156	EUR	1,046,730,345	07/03/2015	CITI	(9,192,604)
USD	66,400,389	EUR	60,896,000	07/03/2015	MS	(508,846)

						(12,803,330)

		Net Unrealized Appreciation				$15,751,819

Counterparties:

BNP  —  BNP Paribas SA

CITI  —  Citibank N.A.

MS  —  Morgan Stanley and Co. International PLC

Currency abbreviations:

EUR	—	Euro
USD	—	United States Dollar

See accompanying notes to schedules of investments.

1

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

May 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 100.75%

EXCHANGE-TRADED FUNDS — 100.75%
iShares MSCI Germany ETF[a,b]	61,008,086	$1,775,945,383

		1,775,945,383

TOTAL INVESTMENT COMPANIES
(Cost: $1,798,786,469)		1,775,945,383

SHORT-TERM INVESTMENTS — 4.49%

MONEY MARKET FUNDS — 4.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,c,d]	73,583,618	73,583,618
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,c,d]	4,120,807	4,120,807
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	1,385,934	1,385,934

		79,090,359

TOTAL SHORT-TERM INVESTMENTS
(Cost: $79,090,359)		79,090,359

TOTAL INVESTMENTS IN SECURITIES — 105.24%
(Cost: $1,877,876,828)		1,855,035,742
Other Assets, Less Liabilities — (5.24)%		(92,384,268)

NET ASSETS — 100.00%		$1,762,651,474

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Forward currency contracts as of May 31, 2015 were as follows:

	Currency Purchased		Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
EUR	188,415,000	USD	205,189,022	06/03/2015	BNP	$1,749,604
EUR	1,368,280,000	USD	1,490,056,920	06/03/2015	CITI	12,742,666
EUR	28,382,000	USD	30,935,696	06/03/2015	MS	236,621
USD	273,875,778	EUR	245,727,000	06/03/2015	BNP	3,990,642
USD	1,600,465,084	EUR	1,444,120,000	06/03/2015	CITI	14,369,448
USD	16,554,312	EUR	14,843,000	06/03/2015	MS	252,053

						33,341,034

EUR	57,943,000	USD	64,829,187	06/03/2015	BNP	(1,189,642)
EUR	75,840,000	USD	85,013,606	06/03/2015	CITI	(1,717,555)
EUR	4,837,000	USD	5,454,536	06/03/2015	MS	(141,997)
USD	686,695	EUR	631,000	06/03/2015	BNP	(6,340)
USD	19,981,702	EUR	18,376,000	06/03/2015	MS	(200,896)
EUR	11,479,000	USD	12,613,630	07/03/2015	BNP	(1,125)
USD	205,268,157	EUR	188,415,000	07/03/2015	BNP	(1,752,067)
USD	1,579,018,712	EUR	1,448,888,000	07/03/2015	CITI	(12,941,155)
USD	32,304,389	EUR	29,617,000	07/03/2015	MS	(237,171)

						(18,187,948)

			Net Unrealized Appreciation			$15,153,086

Counterparties:

BNP  —   BNP Paribas SA

CITI  —  Citibank N.A.

MS  —  Morgan Stanley and Co. International PLC

Currency abbreviations:

EUR	—	Euro
USD	—	United States Dollar

See accompanying notes to schedules of investments.

2

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

May 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.99%

EXCHANGE-TRADED FUNDS — 99.99%
iShares MSCI Japan ETF[a]	54,621,894	$712,815,717

		712,815,717

TOTAL INVESTMENT COMPANIES
(Cost: $687,691,541)		712,815,717

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	486,153	486,153

		486,153

TOTAL SHORT-TERM INVESTMENTS
(Cost: $486,153)		486,153

TOTAL INVESTMENTS IN SECURITIES — 100.06%
(Cost: $688,177,694)		713,301,870
Other Assets, Less Liabilities — (0.06)%		(403,933)

NET ASSETS — 100.00%		$712,897,937

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of May 31, 2015 were as follows:

	Currency Purchased		Currency Sold	Settlement Date	Cou- nter- party	Unre- alized Appre- ciation (Depre- ciation)
JPY	21,281,654,000	USD	171,365,600	06/03/2015	BNP	$ 102,577
JPY	57,522,019,000	USD	463,140,250	06/03/2015	CITI	319,768
JPY	3,375,206,000	USD	27,155,098	06/03/2015	MS	39,237
USD	182,038,586	JPY	21,803,796,000	06/03/2015	BNP	6,363,464
USD	482,909,543	JPY	57,522,019,000	06/03/2015	CITI	19,449,526
USD	28,207,057	JPY	3,375,206,000	06/03/2015	MS	1,012,722
USD	54,185,204	JPY	6,721,409,000	07/03/2015	CITI	6,586
USD	960,630	JPY	118,824,000	07/03/2015	MS	2,836

						27,296,716

JPY	522,142,000	USD	4,364,620	06/03/2015	BNP	(157,676)
USD	172,364,204	JPY	21,396,411,000	07/03/2015	BNP	(103,796)
USD	463,337,970	JPY	57,522,019,000	07/03/2015	CITI	(324,255)
USD	28,730,739	JPY	3,569,300,000	07/03/2015	MS	(39,975)

						(625,702)

Net Unrealized Appreciation						$26,671,014

Counterparties:

BNP  —  BNP Paribas SA

CITI  —  Citibank N.A.

MS  —  Morgan Stanley and Co. International PLC

Currency abbreviations:

JPY	—	Japanese Yen
USD	—	United States Dollar

    See accompanying notes to schedules of investments.

3

Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL PERU CAPPED ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.32%

BANKS — 29.36%
BBVA Banco Continental SA	3,384,580	$4,597,799
Credicorp Ltd.	294,582	41,577,303
Intercorp Financial Services Inc.	289,727	8,486,104

		54,661,206
CONSTRUCTION & ENGINEERING — 3.77%
Grana y Montero SAA	4,427,578	7,010,098

		7,010,098
CONSTRUCTION MATERIALS — 5.34%
Cementos Pacasmayo SAA	3,135,217	4,914,289
Union Andina de Cementos SAA	6,619,215	5,030,436

		9,944,725
ELECTRIC UTILITIES — 4.23%
Empresa de Distribucion Electrica de Lima Norte SA	1,927,125	3,380,707
Luz del Sur SAA	1,289,542	4,491,755

		7,872,462
FOOD & STAPLES RETAILING — 3.07%
InRetail Peru Corp.[a,b]	387,809	5,720,183

		5,720,183
FOOD PRODUCTS — 5.36%
Alicorp SAA	4,598,072	8,313,803
Casa Grande SAA	919,099	1,658,919

		9,972,722
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.88%
Edegel SAA	4,583,548	5,370,211

		5,370,211
METALS & MINING — 40.65%
Cia. de Minas Buenaventura SAA ADR	998,946	11,188,195
Cia. Minera Atacocha SAA Class Bb	26,804,777	1,527,821
Cia. Minera Milpo SAA	7,341,243	5,183,968
Corp. Aceros Arequipa SA	11,531,825	1,424,133
Fortuna Silver Mines Inc.[b]	1,543,430	5,897,986
Hochschild Mining PLC[b]	2,821,716	4,133,569
Minsur SA	9,743,040	3,702,232
Sociedad Minera Cerro Verde SAA[b]	231,725	5,607,745
Southern Copper Corp.	1,025,551	30,787,041
Volcan Cia. Minera SAA Class B	28,161,794	6,242,323

		75,695,013

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 0.79%
Refineria La Pampilla SA Relapasa[b]	23,357,089	$1,479,233

		1,479,233
TRADING COMPANIES & DISTRIBUTORS — 2.87%
Ferreycorp SAA	11,807,628	5,346,709

		5,346,709

TOTAL COMMON STOCKS
(Cost: $303,298,912)		183,072,562

SHORT-TERM INVESTMENTS — 1.31%

MONEY MARKET FUNDS — 1.31%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,441,142	2,441,142

		2,441,142

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,441,142)		2,441,142

TOTAL INVESTMENTS IN SECURITIES — 99.63%
(Cost: $305,740,054)		185,513,704
Other Assets, Less Liabilities — 0.37%		684,181

NET ASSETS — 100.00%		$186,197,885

ADR  —  American Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

4

Schedule of Investments  (Unaudited)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.14%

AIRLINES — 0.21%
Virgin Australia Holdings Ltd.[a,b]	15,804	$5,686

		5,686
AUTO COMPONENTS — 0.61%
ARB Corp. Ltd.[b]	1,513	16,445

		16,445
BIOTECHNOLOGY — 1.44%
Mesoblast Ltd.[a,b]	4,375	13,094
Sirtex Medical Ltd.	1,279	26,120

		39,214
BUILDING PRODUCTS — 0.38%
GWA Group Ltd.	5,180	10,388

		10,388
CAPITAL MARKETS — 5.10%
BT Investment Management Ltd.	1,662	12,327
IOOF Holdings Ltd.	5,727	47,432
Magellan Financial Group Ltd.	2,512	35,937
Perpetual Ltd.	992	42,887

		138,583
CHEMICALS — 2.29%
DuluxGroup Ltd.	8,771	39,410
Nufarm Ltd./Australia	3,863	22,916

		62,326
COMMERCIAL SERVICES & SUPPLIES — 7.32%
Cabcharge Australia Ltd.	2,431	9,193
Credit Corp. Group Ltd.	946	8,545
Downer EDI Ltd.	9,765	38,494
Mineral Resources Ltd.	3,360	19,624
Recall Holdings Ltd.	7,035	41,787
SG Fleet Group Ltd.	2,542	4,650
Spotless Group Holdings Ltd.	19,728	33,977
Tox Free Solutions Ltd.	3,024	7,291
Transfield Services Ltd.[a]	10,417	13,276
Transpacific Industries Group Ltd.	35,426	22,100

		198,937
CONSTRUCTION & ENGINEERING — 0.88%
Cardno Ltd.[b]	3,398	7,933
Monadelphous Group Ltd.[b]	1,883	16,100

		24,033
CONSTRUCTION MATERIALS — 2.68%
Adelaide Brighton Ltd.	10,177	36,223

Security	Shares	Value

CSR Ltd.	11,348	$36,570

		72,793
CONSUMER FINANCE — 0.52%
FlexiGroup Ltd./Australia	5,140	14,164

		14,164
CONTAINERS & PACKAGING — 2.15%
Orora Ltd.	27,063	45,574
Pact Group Holdings Ltd.	3,991	12,830

		58,404
DISTRIBUTORS — 0.67%
Breville Group Ltd.	2,039	11,752
Pacific Brands Ltd.[a]	20,399	6,480

		18,232
DIVERSIFIED CONSUMER SERVICES — 3.52%
G8 Education Ltd.	6,912	19,840
Invocare Ltd.	2,472	25,147
Navitas Ltd.	5,492	19,926
Slater & Gordon Ltd.	6,631	30,607

		95,520
DIVERSIFIED FINANCIAL SERVICES — 2.80%
Challenger Ltd./Australia	12,778	67,293
OzForex Group Ltd.	5,125	8,905

		76,198
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.59%
Amcom Telecommunications Ltd.[b]	4,181	7,521
iiNET Ltd.[b]	3,295	24,717
M2 Group Ltd.	3,468	29,492
Vocus Communications Ltd.[b]	1,900	8,508

		70,238
ELECTRIC UTILITIES — 0.22%
ERM Power Ltd.	3,000	5,925

		5,925
FOOD & STAPLES RETAILING — 0.82%
Metcash Ltd.	21,023	22,207

		22,207
FOOD PRODUCTS — 2.50%
Australian Agricultural Co. Ltd.[a]	8,235	8,762
Bega Cheese Ltd.	2,563	9,103
GrainCorp Ltd. Class Ab	4,105	29,537
Select Harvests Ltd.	1,596	12,632
Tassal Group Ltd.	3,113	7,863

		67,897

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 2.59%
Ansell Ltd.	3,435	$70,334

		70,334
HEALTH CARE PROVIDERS & SERVICES — 4.89%
Australian Pharmaceutical Industries Ltd.	7,690	10,566
Estia Health Ltd.[a]	2,848	13,974
Greencross Ltd.[b]	1,750	8,962
Japara Healthcare Ltd.	5,622	12,178
Primary Health Care Ltd.	11,496	46,990
Regis Healthcare Ltd.[a]	3,040	13,240
Sigma Pharmaceuticals Ltd.	24,520	16,329
Virtus Health Ltd.	1,790	10,632

		132,871
HOTELS, RESTAURANTS & LEISURE — 6.18%
Ainsworth Game Technology Ltd.	2,907	6,898
Ardent Leisure Group	9,950	16,527
Corporate Travel Management Ltd.	1,201	11,243
Domino’s Pizza Enterprises Ltd.	1,456	43,142
Echo Entertainment Group Ltd.	17,592	63,020
Mantra Group Ltd.	4,186	13,201
Retail Food Group Ltd.	2,697	13,729

		167,760
HOUSEHOLD DURABLES — 0.49%
GUD Holdings Ltd.	1,835	13,372

		13,372
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.17%
Energy World Corp. Ltd.[a,b]	16,137	4,632

		4,632
INSURANCE — 1.19%
Cover-More Group Ltd.	7,147	13,403
Steadfast Group Ltd.	16,571	18,900

		32,303
INTERNET SOFTWARE & SERVICES — 2.21%
carsales.com Ltd.[b]	4,825	38,595
iProperty Group Ltd.[a]	1,821	3,736
iSentia Group Ltd.	3,602	10,394
NEXTDC Ltd.[a]	4,045	7,431

		60,156
IT SERVICES — 0.87%
Iress Ltd.	2,855	23,580

		23,580
MACHINERY — 0.52%
Austal Ltd.	5,472	7,665
Bradken Ltd.	3,862	6,474

		14,139

Security	Shares	Value

MEDIA — 4.77%
APN News & Media Ltd.[a]	19,675	$12,726
Fairfax Media Ltd.	54,334	42,838
Nine Entertainment Co. Holdings Ltd.	13,731	22,597
Seven West Media Ltd.[b]	27,554	26,364
Southern Cross Media Group Ltd.	12,261	9,901
Ten Network Holdings Ltd.[a,b]	36,120	6,635
Village Roadshow Ltd.	1,764	8,561

		129,622
METALS & MINING — 8.31%
Arrium Ltd.	65,633	8,792
Atlas Iron Ltd.[b]	18,105	1,663
BlueScope Steel Ltd.	12,669	34,038
CuDeco Ltd.[a,b]	3,309	3,229
Evolution Mining Ltd.	10,373	9,330
Evolution Mining Ltd. New	3,989	3,588
Independence Group NL	5,306	19,698
Jacana Minerals Ltd.	778	—
Metals X Ltd.	5,223	5,917
Northern Star Resources Ltd.	11,957	21,600
OZ Minerals Ltd.	6,863	24,743
Regis Resources Ltd.[a]	7,254	6,552
Sandfire Resources NL	2,991	12,226
Sims Metal Management Ltd.	3,904	34,664
Sirius Resources NLa	6,009	17,432
Syrah Resources Ltd.[a,b]	2,774	9,555
Western Areas Ltd.	4,709	12,868

		225,895
MULTI-UTILITIES — 2.41%
DUET Group	33,500	65,389

		65,389
MULTILINE RETAIL — 0.56%
Myer Holdings Ltd.[b]	13,241	15,203

		15,203
OIL, GAS & CONSUMABLE FUELS — 4.39%
AWE Ltd.[a]	11,718	12,826
Beach Energy Ltd.	26,188	22,050
Drillsearch Energy Ltd.[a,b]	8,978	8,453
Energy Resources of Australia Ltd.[a]	3,481	3,584
Karoon Gas Australia Ltd.[a,b]	4,795	10,093
Liquefied Natural Gas Ltd.[a,b]	9,860	31,548
Paladin Energy Ltd.[a,b]	31,975	7,710
Senex Energy Ltd.[a]	20,365	6,080
Whitehaven Coal Ltd.[a]	14,956	16,943

		119,287
PAPER & FOREST PRODUCTS — 0.31%
TFS Corp. Ltd.	5,773	8,374

		8,374

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

PERSONAL PRODUCTS — 0.45%
Asaleo Care Ltd.	8,119	$12,274

		12,274
PHARMACEUTICALS — 0.43%
Mayne Pharma Group Ltd.[a]	13,473	11,654

		11,654
PROFESSIONAL SERVICES — 4.24%
ALS Ltd.	9,142	42,826
IPH Ltd.	1,954	7,329
McMillan Shakespeare Ltd.	1,564	15,671
SAI Global Ltd.	4,749	16,176
Veda Group Ltd.	18,915	33,301

		115,303
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.36%
Abacus Property Group	6,256	13,935
BWP Trust	11,607	29,408
Charter Hall Group	7,302	26,773
Charter Hall Retail REIT	7,195	24,673
Cromwell Property Group	27,279	22,655
GDI Property Group	11,290	7,994
Growthpoint Properties Australia Ltd.	4,369	10,334
Investa Office Fund	13,083	39,757
Shopping Centres Australasia Property Group	14,711	24,323

		199,852
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.88%
Aveo Group	8,474	18,486
Cedar Woods Properties Ltd.	1,330	5,396

		23,882
SOFTWARE — 0.90%
Altium Ltd.	2,330	8,454
Technology One Ltd.	5,213	15,881

		24,335
SPECIALTY RETAIL — 4.37%
Automotive Holdings Group Ltd.	4,861	17,116
Cash Converters International Ltd.	6,985	4,170
Dick Smith Holdings Ltd.	3,712	6,251
JB Hi-Fi Ltd.[b]	2,220	37,130
Premier Investments Ltd.	1,937	21,158
Super Retail Group Ltd.	3,094	25,341
Thorn Group Ltd.	3,339	7,616

		118,782
TEXTILES, APPAREL & LUXURY GOODS — 0.23%
Billabong International Ltd.[a]	13,763	6,321

		6,321

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 0.46%
Genworth Mortgage Insurance Australia Ltd.	5,146	$12,487

		12,487
TRANSPORTATION INFRASTRUCTURE — 2.26%
Macquarie Atlas Roads Group	9,767	24,671
Qube Holdings Ltd.	16,571	36,785

		61,456

TOTAL COMMON STOCKS
(Cost: $2,758,079)		2,666,453

INVESTMENT COMPANIES — 1.76%

ELECTRIC — 1.76%
Spark Infrastructure Group	31,242	47,709

		47,709

TOTAL INVESTMENT COMPANIES
(Cost: $49,558)		47,709

PREFERRED STOCKS — 0.23%

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.23%
Multiplex SITES Trust[a]	93	6,243

		6,243

TOTAL PREFERRED STOCKS
(Cost: $7,373)		6,243

SHORT-TERM INVESTMENTS — 13.01%

MONEY MARKET FUNDS — 13.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	333,944	333,944
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	18,701	18,701

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	767	$767

		353,412

TOTAL SHORT-TERM INVESTMENTS
(Cost: $353,412)		353,412

TOTAL INVESTMENTS IN SECURITIES — 113.14%
(Cost: $3,168,422)		3,073,817
Other Assets, Less Liabilities — (13.14)%		(356,881)

NET ASSETS — 100.00%		$2,716,936

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

8

Schedule of Investments  (Unaudited)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 81.34%

AUTO COMPONENTS — 2.56%
Mahle-Metal Leve SA	59,000	$419,501
Tupy SA	77,500	420,684

		840,185
COMMERCIAL SERVICES & SUPPLIES — 4.58%
Contax Participacoes SA Units	70,800	164,105
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	88,510	1,339,044

		1,503,149
CONSTRUCTION MATERIALS — 0.89%
Eternit SA	24,052	20,793
Magnesita Refratarios SA	272,200	272,831

		293,624
DIVERSIFIED CONSUMER SERVICES — 3.53%
Abril Educacao SA	141,600	547,754
GAEC Educacao SA	53,100	356,096
Ser Educacional SA	59,000	253,733

		1,157,583
ELECTRIC UTILITIES — 12.16%
Alupar Investimento SA Units	112,100	611,659
Equatorial Energia SA	253,740	2,685,546
Light SA	129,800	691,161

		3,988,366
FOOD PRODUCTS — 7.50%
Marfrig Global Foods SAa	413,000	526,502
Minerva SA/Brazil[a]	153,400	490,096
Sao Martinho SA	82,600	921,831
SLC Agricola SA	76,700	379,584
Tereos Internacional SA	454,300	142,298

		2,460,311
HEALTH CARE PROVIDERS & SERVICES — 1.85%
Fleury SA	112,100	607,445

		607,445
HOTELS, RESTAURANTS & LEISURE — 1.21%
CVC Brasil Operadora e Agencia de Viagens SA	64,900	396,401

		396,401
HOUSEHOLD DURABLES — 10.16%
Direcional Engenharia SA	129,800	227,677
Even Construtora e Incorporadora SA	348,100	411,056
EZ TEC Empreendimentos e Participacoes SA	89,289	460,345
Gafisa SA	542,800	404,643

Security	Shares	Value

Helbor Empreendimentos SA	212,430	$153,038
MRV Engenharia e Participacoes SA	460,200	1,095,508
PDG Realty SA Empreendimentos e Participacoes[a]	3,687,500	427,356
Tecnisa SA	135,700	153,866

		3,333,489
MACHINERY — 1.61%
Iochpe-Maxion SA	100,300	376,368
Kepler Weber SA	17,700	150,688

		527,056
MEDIA — 5.94%
Multiplus SA	76,700	914,365
Smiles SA	64,900	1,034,099

		1,948,464
METALS & MINING — 0.98%
Paranapanema SAa	253,700	322,628

		322,628
MULTILINE RETAIL — 1.42%
Magazine Luiza SA	100,300	132,892
Marisa Lojas SA	88,500	332,644

		465,536
OIL, GAS & CONSUMABLE FUELS — 0.91%
QGEP Participacoes SA	123,900	298,825

		298,825
REAL ESTATE MANAGEMENT & DEVELOPMENT — 9.64%
Aliansce Shopping Centers SA	112,100	540,732
BR Properties SA	259,600	857,853
Iguatemi Empresa de Shopping Centers SA	112,100	928,373
LPS Brasil Consultoria de Imoveis SA	100,300	169,020
Sao Carlos Empreendimentos e Participacoes SA	41,300	412,664
Sonae Sierra Brasil SA	41,300	255,489

		3,164,131
ROAD & RAIL — 4.68%
Cosan Logistica SA	230,100	162,164
JSL SA	100,300	319,190
Rumo Logistica Operadora Multimodal SAa	2,123,639	838,121
Tegma Gestao Logistica	47,200	214,371

		1,533,846
SOFTWARE — 1.95%
Linx SA	41,300	639,564

		639,564
SPECIALTY RETAIL — 2.91%
Cia. Hering	236,000	953,580

		953,580

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 2.56%
Arezzo Industria e Comercio SA	70,800	$543,763
Restoque Comercio e Confeccoes de Roupas SA	112,100	296,700

		840,463
TRADING COMPANIES & DISTRIBUTORS — 1.06%
Mills Estruturas e Servicos de Engenharia SA	129,800	348,426

		348,426
TRANSPORTATION INFRASTRUCTURE — 1.82%
Arteris SA	106,200	328,652
Santos Brasil Participacoes SA Units	70,800	260,128
TPI — Triunfo Participacoes e Investimentos SA	8,900	9,088

		597,868
WATER UTILITIES — 1.42%
Cia. de Saneamento de Minas Gerais-COPASA	94,400	465,998

		465,998

TOTAL COMMON STOCKS (Cost: $30,781,897)		26,686,938

PREFERRED STOCKS — 17.17%

AIRLINES — 1.14%
GOL Linhas Aereas Inteligentes SA	153,400	374,299

		374,299
BANKS — 2.24%
Banco ABC Brasil SA	90,161	329,850
Banco Daycoval SA	76,700	183,786
Banco Industrial e Comercial SA	94,445	222,756

		736,392
ELECTRIC UTILITIES — 3.54%
Centrais Eletricas Santa Catarina	29,500	145,162
Cia. Energetica do Ceara Class A	17,700	230,079
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	153,400	786,075

		1,161,316
MACHINERY — 2.67%
Marcopolo SA	690,300	609,737
Randon Participacoes SA	241,950	265,246

		874,983
METALS & MINING — 7.58%
Bradespar SA	359,900	1,255,806
Cia. Ferro Ligas da Bahia-Ferbasa	70,810	178,544

Security	Shares	Value

Metalurgica Gerdau SA	430,700	$1,052,265

		2,486,615

TOTAL PREFERRED STOCKS (Cost: $5,964,137)		5,633,605

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	15,853	15,853

		15,853

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,853)		15,853

TOTAL INVESTMENTS IN SECURITIES — 98.56% (Cost: $36,761,887)		32,336,396
Other Assets, Less Liabilities — 1.44%		472,332

NET ASSETS — 100.00%		$32,808,728

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

10

Schedule of Investments  (Unaudited)

iSHARES® MSCI CANADA SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.93%

AEROSPACE & DEFENSE — 1.42%
MacDonald Dettwiler & Associates Ltd.	512	$40,152
Magellan Aerospace Corp.	204	2,746

		42,898
AIRLINES — 0.37%
Air Canada[a]	1,014	11,178

		11,178
AUTO COMPONENTS — 2.01%
Linamar Corp.	691	46,899
Martinrea International Inc.	1,203	13,560

		60,459
BANKS — 1.37%
Canadian Western Bank[b]	1,144	25,662
Laurentian Bank of Canada	408	15,620

		41,282
BEVERAGES — 0.42%
Cott Corp.	1,319	12,617

		12,617
BIOTECHNOLOGY — 0.66%
Knight Therapeutics Inc.[a]	1,072	5,694
ProMetic Life Sciences Inc.[a]	7,419	14,205

		19,899
BUILDING PRODUCTS — 0.25%
DIRTT Environmental Solutions[a]	1,096	7,683

		7,683
CAPITAL MARKETS — 2.73%
AGF Management Ltd. Class B	924	5,159
Alaris Royalty Corp.	459	11,579
Canaccord Genuity Group Inc.	1,347	7,111
Dundee Corp. Class Aa	615	5,622
Fairfax India Holdings Corp.	1,086	13,412
Fiera Capital Corp.	486	5,299
Gluskin Sheff + Associates Inc.	423	8,984
GMP Capital Inc.	748	3,008
Sprott Inc.	2,106	4,353
Tricon Capital Group Inc.	1,237	10,623
Uranium Participation Corp.[a]	1,674	7,202

		82,352

Security	Shares	Value

CHEMICALS — 0.10%
Canexus Corp.	2,622	$3,109

		3,109
COMMERCIAL SERVICES & SUPPLIES — 3.68%
Black Diamond Group Ltd.	521	6,332
Horizon North Logistics Inc.	1,392	4,148
Progressive Waste Solutions Ltd.	1,586	44,140
Ritchie Bros Auctioneers Inc.	1,525	43,078
Transcontinental Inc. Class A	891	13,041

		110,739
COMMUNICATIONS EQUIPMENT — 0.82%
Sandvine Corp.[a]	2,130	7,286
Sierra Wireless Inc.[a,b]	458	13,939
Wi-LAN Inc.	1,731	3,606

		24,831
CONSTRUCTION & ENGINEERING — 2.08%
Aecon Group Inc.	788	8,371
Badger Daylighting Ltd.[b]	525	12,113
Bird Construction Inc.	597	5,442
WSP Global Inc.	1,073	36,731

		62,657
CONTAINERS & PACKAGING — 2.11%
Cascades Inc.	939	5,822
CCL Industries Inc. Class B	390	45,157
Intertape Polymer Group Inc.	807	12,549

		63,528
DIVERSIFIED CONSUMER SERVICES — 0.48%
EnerCare Inc.	1,239	14,393

		14,393
DIVERSIFIED FINANCIAL SERVICES — 2.76%
Callidus Capital Corp.[a]	309	3,590
Element Financial Corp.[a]	3,739	55,744
TMX Group Ltd.	577	23,847

		83,181
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.27%
Manitoba Telecom Services Inc.	366	8,163

		8,163
ELECTRICAL EQUIPMENT — 0.13%
Ballard Power Systems Inc.[a,b]	1,875	3,920

		3,920
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.22%
Avigilon Corp.[a,b]	561	8,139

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

Celestica Inc.[a]	2,244	$28,602

		36,741
ENERGY EQUIPMENT & SERVICES — 7.08%
Calfrac Well Services Ltd.	993	6,937
Canadian Energy Services & Technology Corp.	2,902	16,855
CanElson Drilling Inc.	1,338	4,341
Canyon Services Group Inc.	906	5,030
Enerflex Ltd.	1,120	12,678
Ensign Energy Services Inc.	1,854	17,482
Mullen Group Ltd.	1,306	21,815
Newalta Corp.	796	9,489
Pason Systems Inc.	1,007	17,950
Poseidon Concepts Corp.[a]	789	2
Precision Drilling Corp.	4,140	27,329
Secure Energy Services Inc.	1,884	22,172
ShawCor Ltd.	919	28,043
Total Energy Services Inc.	426	4,986
Trican Well Service Ltd.	2,136	6,622
Trinidad Drilling Ltd.	1,880	6,883
Western Energy Services Corp.	961	4,819

		213,433
FOOD & STAPLES RETAILING — 0.59%
Liquor Stores N.A. Ltd.	400	4,733
North West Co. Inc. (The)	690	13,156

		17,889
FOOD PRODUCTS — 1.76%
AGT Food & Ingredients Inc.	273	6,745
Clearwater Seafoods Inc.	312	3,312
High Liner Foods Inc.	261	4,974
Maple Leaf Foods Inc.	1,417	26,847
Premium Brands Holdings Corp.	270	6,792
Rogers Sugar Inc.[b]	1,194	4,410

		53,080
GAS UTILITIES — 0.90%
Superior Plus Corp.	1,801	19,796
Valener Inc.	537	7,356

		27,152
HEALTH CARE PROVIDERS & SERVICES — 1.02%
Chartwell Retirement Residences	1,219	10,752
Extendicare Inc.	1,260	7,328
Medical Facilities Corp.	450	6,147
Sienna Senior Living Inc.[b]	519	6,449

		30,676
HOTELS, RESTAURANTS & LEISURE — 2.65%
Amaya Inc.[a,b]	1,599	43,810
Great Canadian Gaming Corp.[a]	635	12,209
Intertain Group Ltd. (The)	737	11,448
MTY Food Group Inc.[b]	204	5,532
Whistler Blackcomb Holdings Inc.	435	6,796

		79,795

Security	Shares	Value

HOUSEHOLD DURABLES — 0.33%
Dorel Industries Inc. Class B	374	$10,058

		10,058
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.13%
Algonquin Power & Utilities Corp.	2,707	21,166
Atlantic Power Corp.	1,695	4,997
Boralex Inc. Class A	429	4,843
Capital Power Corp.	1,189	22,908
Innergex Renewable Energy Inc.	1,425	12,854
Northland Power Inc.	1,681	22,557
TransAlta Renewables Inc.	488	4,946

		94,271
IT SERVICES — 1.33%
DH Corp.	1,224	40,027

		40,027
LEISURE PRODUCTS — 0.80%
BRP Inc./CAa	558	12,289
Performance Sports Group Ltd.[a]	607	11,899

		24,188
MACHINERY — 1.14%
Ag Growth International Inc.	203	8,514
ATS Automation Tooling Systems Inc.[a]	1,100	13,853
New Flyer Industries Inc.	636	7,948
Westport Innovations Inc.[a,b]	759	4,001

		34,316
MEDIA — 4.35%
Aimia Inc.	2,424	28,274
Cineplex Inc.	891	35,012
Cogeco Cable Inc.	232	12,237
Corus Entertainment Inc. Class B	1,174	16,591
Quebecor Inc. Class B	1,201	30,654
Sirius XM Canada Holdings Inc.	489	2,276
Yellow Pages Ltd./Canada[a]	399	6,150

		131,194
METALS & MINING — 16.94%
Alacer Gold Corp.[a]	3,291	7,461
Alamos Gold Inc.	1,826	11,908
Asanko Gold Inc.[a]	2,545	4,180
AuRico Gold Inc.	3,610	11,915
B2Gold Corp.[a]	12,427	21,006
Canam Group Inc.	504	5,810
Capstone Mining Corp.[a]	4,884	4,734
Centerra Gold Inc.	2,346	14,434
China Gold International Resources Corp. Ltd.[a]	3,654	7,201
Detour Gold Corp.[a]	2,403	25,585
Dominion Diamond Corp.	1,206	22,492
Dundee Precious Metals Inc.[a]	1,477	3,088
First Majestic Silver Corp.[a,b]	1,651	8,134
Fortuna Silver Mines Inc.[a]	1,821	6,959
Guyana Goldfields Inc.[a]	2,016	5,960

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

HudBay Minerals Inc.	3,317	$29,549
IAMGOLD Corp.[a,b]	5,541	11,231
Imperial Metals Corp.[a]	636	5,049
Ivanhoe Mines Ltd. Class Aa	6,820	6,556
Kirkland Lake Gold Inc.[a]	1,078	5,605
Labrador Iron Ore Royalty Corp.	920	12,117
Lake Shore Gold Corp.[a]	5,886	5,706
Lucara Diamond Corp.	4,276	7,091
Lundin Mining Corp.[a]	9,188	41,441
MAG Silver Corp.[a]	822	6,118
Major Drilling Group International Inc.	1,140	5,909
Nevsun Resources Ltd.	2,849	11,777
New Gold Inc.[a]	7,205	23,319
NOVAGOLD Resources Inc.[a,b]	3,361	13,651
OceanaGold Corp.	4,311	10,430
Osisko Gold Royalties Ltd.	1,171	16,914
Pan American Silver Corp.	2,169	20,469
Premier Gold Mines Ltd.[a]	2,208	4,281
Pretium Resources Inc.[a,b]	1,597	9,327
Primero Mining Corp.[a,b]	2,286	9,358
Romarco Minerals Inc.[a]	17,511	6,243
Rubicon Minerals Corp.[a]	5,187	5,735
Sandstorm Gold Ltd.[a]	1,662	5,512
Seabridge Gold Inc.[a]	584	3,598
SEMAFO Inc.[a]	3,912	11,564
Sherritt International Corp.	4,218	8,076
Silver Standard Resources Inc.[a,b]	1,158	7,171
Tahoe Resources Inc.	2,380	32,947
Thompson Creek Metals Co. Inc.[a,b]	3,186	2,859
Torex Gold Resources Inc.[a]	11,133	9,900

		510,370
MULTI-UTILITIES — 0.28%
Just Energy Group Inc.	1,549	8,414

		8,414
MULTILINE RETAIL — 1.03%
Hudson’s Bay Co.	1,287	26,261
Sears Canada Inc.[a,b]	578	4,913

		31,174
OIL, GAS & CONSUMABLE FUELS — 14.04%
Advantage Oil & Gas Ltd.[a,b]	2,412	14,570
Athabasca Oil Corp.[a,b]	5,136	8,887
Bankers Petroleum Ltd.[a]	3,714	9,045
Bellatrix Exploration Ltd.[a,b]	2,428	6,750
Birchcliff Energy Ltd.[a]	1,531	9,702
BlackPearl Resources Inc.[a]	4,275	3,733
Bonavista Energy Corp.	2,722	17,183
Bonterra Energy Corp.	406	11,228
Boulder Energy Ltd.[a]	604	4,379
Canacol Energy Ltd.[a]	1,561	3,652
Cardinal Energy Ltd.	810	9,805
Crew Energy Inc.[a]	1,995	8,934
Denison Mines Corp.[a,b]	6,399	5,383
Enbridge Inc.ome Fund Holdings Inc.	794	24,279
Freehold Royalties Ltd.	1,077	15,203
Gibson Energy Inc.	1,771	33,951
Granite Oil Corp.[a]	1	5
Kelt Exploration Ltd.[a]	1,910	13,205

Security	Shares	Value

Legacy Oil + Gas Inc.[a]	2,130	$4,488
Northern Blizzard Resources Inc.	517	3,707
NuVista Energy Ltd.[a]	2,160	13,324
Pacific Rubiales Energy Corp.[b]	3,606	17,420
Painted Pony Petroleum Ltd.[a]	1,416	9,336
Parex Resources Inc.[a]	2,006	16,360
Parkland Fuel Corp.	1,167	23,681
Pengrowth Energy Corp.	7,599	20,272
Penn West Petroleum Ltd.	6,992	13,723
Raging River Exploration Inc.[a]	2,644	18,958
RMP Energy Inc.[a]	1,740	4,126
Spartan Energy Corp.[a]	3,537	9,096
Surge Energy Inc.	3,111	10,119
TORC Oil & Gas Ltd.	1,121	8,693
TransGlobe Energy Corp.	1,083	4,338
Trilogy Energy Corp.[b]	1,047	6,098
Whitecap Resources Inc.	3,602	39,533

		423,166
PAPER & FOREST PRODUCTS — 2.24%
Canfor Corp.[a]	1,150	23,650
Canfor Pulp Products Inc.	509	6,418
Interfor Corp.[a]	945	14,899
Norbord Inc.	606	12,890
Western Forest Products Inc.	5,522	9,732

		67,589
PHARMACEUTICALS — 0.58%
Concordia Healthcare Corp.	264	17,537

		17,537
PROFESSIONAL SERVICES — 1.52%
Morneau Shepell Inc.	651	9,179
Stantec Inc.	1,329	36,625

		45,804
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.48%
Allied Properties REIT	537	15,608
Artis REIT	936	10,550
Boardwalk REIT	330	15,416
Brookfield Canada Office Properties	180	3,971
Calloway REIT	831	19,246
Canadian Apartment Properties REIT	777	17,106
Canadian REIT	513	17,717
Choice Properties REIT	615	5,533
Cominar REIT	1,158	16,782
Crombie REIT	543	5,459
CT REIT[b]	444	4,464
Dream Global REIT	765	6,049
Dream Industrial REIT	384	2,624
Dream Office REIT	757	15,750
Granite REIT	336	10,864
InnVest REIT	798	3,503
InterRent REIT	483	2,511
Milestone Apartments REIT	417	4,376
Morguard REIT	435	5,764
Northern Property REIT	213	4,106
NorthWest Healthcare Properties REIT	396	2,760

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

Pure Industrial Real Estate Trust	1,311	$5,020

		195,179
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.74%
Altus Group Ltd./Canada	462	7,069
Dream Unlimited Corp. Class Aa	765	5,957
FirstService Corp./Canada	465	30,245
Killam Properties Inc.	773	6,440
Mainstreet Equity Corp.[a,b]	84	2,591

		52,302
ROAD & RAIL — 1.11%
Student Transportation Inc.	1,158	5,687
TransForce Inc.	1,303	27,714

		33,401
SOFTWARE — 0.73%
Descartes Systems Group Inc. (The)[a]	1,071	16,233
Redknee Solutions Inc.[a,b]	1,455	5,700

		21,933
SPECIALTY RETAIL — 1.04%
AutoCanada Inc.	259	8,760
Reitmans Canada Ltd. Class A	573	2,920
RONA Inc.	1,563	19,546

		31,226
THRIFTS & MORTGAGE FINANCE — 1.72%
First National Financial Corp.	213	3,558
Genworth MI Canada Inc.	600	16,251
Home Capital Group Inc.	948	31,951

		51,760
TRADING COMPANIES & DISTRIBUTORS — 1.65%
Russel Metals Inc.	881	17,694
Toromont Industries Ltd.	1,094	27,362
Wajax Corp.	240	4,551

		49,607
TRANSPORTATION INFRASTRUCTURE — 0.87%
Logistec Corp. Class B	61	2,247
Westshore Terminals Investment Corp.	897	23,851

		26,098

TOTAL COMMON STOCKS
(Cost: $3,788,813)		3,011,269

SHORT-TERM INVESTMENTS — 7.88%

MONEY MARKET FUNDS — 7.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	224,066	224,066

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	12,548	$12,548
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	776	776

		237,390

TOTAL SHORT-TERM INVESTMENTS
(Cost: $237,390)		237,390

TOTAL INVESTMENTS IN SECURITIES — 107.81%
(Cost: $4,026,203)		3,248,659
Other Assets, Less Liabilities — (7.81)%		(235,450)

NET ASSETS — 100.00%		$3,013,209

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

14

Schedule of Investments  (Unaudited)

iSHARES® MSCI CHINA ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.50%

AEROSPACE & DEFENSE — 0.25%
AviChina Industry & Technology Co. Ltd. Class H	4,912,000	$6,241,746

		6,241,746
AIR FREIGHT & LOGISTICS — 0.14%
Sinotrans Ltd. Class H	4,499,000	3,511,420

		3,511,420
AIRLINES — 0.37%
Air China Ltd. Class H	4,090,000	5,028,375
China Southern Airlines Co. Ltd. Class H	4,090,000	4,194,709

		9,223,084
AUTOMOBILES — 2.62%
Brilliance China Automotive Holdings Ltd.	7,362,000	11,491,921
Byd Co. Ltd. Class H	1,620,000	11,389,980
Chongqing Changan Automobile Co. Ltd. Class B	1,498,984	3,995,202
Dongfeng Motor Group Co. Ltd. Class H	6,544,000	10,704,688
Geely Automobile Holdings Ltd.	12,270,000	6,363,295
Great Wall Motor Co. Ltd. Class H	2,454,000	15,844,921
Guangzhou Automobile Group Co. Ltd. Class H	4,910,000	5,023,034

		64,813,041
BANKS — 24.17%
Agricultural Bank of China Ltd. Class H	53,579,000	29,099,675
Bank of China Ltd. Class H	185,277,000	123,094,936
Bank of Communications Co. Ltd. Class H	20,450,200	19,469,974
China CITIC Bank Corp. Ltd. Class Ha	19,223,800	16,268,763
China Construction Bank Corp. Class H	196,320,000	197,293,806
China Everbright Bank Co. Ltd. Class H	7,770,953	4,932,315
China Merchants Bank Co. Ltd. Class H	10,687,150	32,537,588
China Minsheng Banking Corp. Ltd. Class H	13,906,300	19,159,947
Chongqing Rural Commercial Bank Co. Ltd. Class H	5,726,000	4,653,753
Industrial & Commercial Bank of China Ltd. Class H	172,598,000	150,297,231

		596,807,988
BEVERAGES — 0.21%
Tsingtao Brewery Co. Ltd. Class H	818,000	5,244,706

		5,244,706
CAPITAL MARKETS — 2.70%
China Cinda Asset Management Co. Ltd. Class Ha	20,334,000	12,879,997
China Everbright Ltd.	2,454,000	9,766,550
China Galaxy Securities Co. Ltd. Class Hb	7,771,000	13,172,971
CITIC Securities Co. Ltd. Class H	2,658,500	11,300,653
GF Securities Co. Ltd.[a]	2,208,600	7,493,492
Haitong Securities Co. Ltd. Class H	3,762,800	11,941,467

		66,555,130

Security	Shares	Value

CHEMICALS — 0.16%
Sinopec Shanghai Petrochemical Co. Ltd. Class H	8,180,000	$4,010,037

		4,010,037
COMMERCIAL SERVICES & SUPPLIES — 0.44%
China Everbright International Ltd.	5,726,000	10,858,757

		10,858,757
COMMUNICATIONS EQUIPMENT — 0.22%
ZTE Corp. Class H	1,554,200	5,403,524

		5,403,524
CONSTRUCTION & ENGINEERING — 1.95%
China Communications Construction Co. Ltd. Class H	10,165,000	17,572,099
China Railway Construction Corp. Ltd. Class H	4,546,000	8,386,426
China Railway Group Ltd. Class H	9,407,000	12,159,909
China State Construction International Holdings Ltd.	4,090,000	7,207,513
Sinopec Engineering Group Co. Ltd. Class H	2,863,000	2,810,719

		48,136,666
CONSTRUCTION MATERIALS — 1.00%
Anhui Conch Cement Co. Ltd. Class H	2,839,000	11,903,103
BBMG Corp. Class H	2,585,500	2,895,181
China National Building Material Co. Ltd. Class H	6,544,000	6,981,685
China Resources Cement Holdings Ltd.	4,914,000	3,023,883

		24,803,852
DIVERSIFIED FINANCIAL SERVICES — 0.16%
Far East Horizon Ltd.	4,090,000	3,978,379

		3,978,379
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.31%
Alibaba Health Information Technology Ltd.[a]	5,914,000	8,178,762
China Communications Services Corp. Ltd. Class H	5,726,800	3,139,875
China Telecom Corp. Ltd. Class H	32,720,000	22,245,151
China Unicom Hong Kong Ltd.	13,906,000	23,465,046

		57,028,834
ELECTRICAL EQUIPMENT — 0.72%
Shanghai Electric Group Co. Ltd. Class Hb	6,544,000	6,897,263
Zhuzhou CSR Times Electric Co. Ltd. Class H	1,309,000	10,756,984

		17,654,247
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.37%
AAC Technologies Holdings Inc.[b]	1,636,000	9,149,215

		9,149,215
ENERGY EQUIPMENT & SERVICES — 0.31%
China Oilfield Services Ltd. Class H	4,090,000	7,597,964

		7,597,964

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

May 31, 2015

Security	Shares	Value

FOOD & STAPLES RETAILING — 0.55%
China Resources Enterprise Ltd.	2,928,000	$8,801,130
Sun Art Retail Group Ltd.[b]	5,521,500	4,857,949

		13,659,079
FOOD PRODUCTS — 2.07%
China Agri-Industries Holdings Ltd.[b]	5,317,900	3,210,683
China Huishan Dairy Holdings Co. Ltd.[b]	14,724,000	3,058,181
China Mengniu Dairy Co. Ltd.	3,272,000	18,678,329
Tingyi Cayman Islands Holding Corp.	4,908,000	10,421,874
Want Want China Holdings Ltd.	13,906,000	15,697,183

		51,066,250
GAS UTILITIES — 1.08%
China Gas Holdings Ltd.	4,090,000	7,049,223
China Resources Gas Group Ltd.[b]	2,458,000	7,578,639
ENN Energy Holdings Ltd.[b]	1,802,000	12,111,668

		26,739,530
HEALTH CARE EQUIPMENT & SUPPLIES — 0.18%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,912,000	4,328,032

		4,328,032
HEALTH CARE PROVIDERS & SERVICES — 0.76%
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,636,000	5,424,102
Sinopharm Group Co. Ltd. Class H	2,781,200	13,275,332

		18,699,434
HOUSEHOLD DURABLES — 0.35%
Haier Electronics Group Co. Ltd.	2,863,000	8,679,619

		8,679,619
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.39%
CGN Power Co. Ltd. Class Ha,c	15,737,000	9,826,045
China Longyuan Power Group Corp. Ltd.	7,362,000	9,108,060
China Power International Development Ltd.	7,362,000	5,356,565
China Resources Power Holdings Co. Ltd.	4,096,000	11,387,245
Datang International Power Generation Co. Ltd. Class H	6,544,000	3,832,751
Huadian Power International Corp. Ltd. Class H	3,766,000	4,353,111
Huaneng Power International Inc. Class H	8,180,000	10,953,732
Huaneng Renewables Corp. Ltd. Class H	8,998,000	4,213,704

		59,031,213
INDUSTRIAL CONGLOMERATES — 1.51%
Beijing Enterprises Holdings Ltd.	1,227,000	10,740,039
CITIC Ltd.[b]	5,319,000	10,265,333
CSR Corp. Ltd. Class Hb	5,983,000	11,577,684
Shanghai Industrial Holdings Ltd.[b]	1,227,000	4,724,984

		37,308,040
INSURANCE — 10.59%
China Life Insurance Co. Ltd. Class H	17,178,000	82,548,716
China Pacific Insurance Group Co. Ltd. Class H	6,135,000	31,618,612

Security	Shares	Value

China Taiping Insurance Holdings Co. Ltd.[a]	3,762,924	$15,339,951
New China Life Insurance Co. Ltd. Class H	1,794,800	11,461,269
People’s Insurance Co. Group of China Ltd. Class H	15,542,000	11,027,601
PICC Property & Casualty Co. Ltd. Class H	8,378,308	19,217,617
Ping An Insurance Group Co. of China Ltd. Class H	6,135,000	90,304,971

		261,518,737
INTERNET SOFTWARE & SERVICES — 9.78%
Tencent Holdings Ltd.	12,024,600	241,529,787

		241,529,787
MACHINERY — 1.04%
China CNR Corp. Ltd. Class Ha	4,041,500	8,602,764
China Conch Venture Holdings Ltd.	1,636,000	5,118,073
China International Marine Containers Group Co. Ltd. Class H	1,186,100	3,396,923
Haitian International Holdings Ltd.	1,636,000	4,022,700
Weichai Power Co. Ltd. Class H	1,227,000	4,582,522

		25,722,982
MARINE — 0.35%
China COSCO Holdings Co. Ltd. Class Ha,b	5,930,500	4,452,724
China Shipping Container Lines Co. Ltd. Class Ha	8,998,000	4,120,840

		8,573,564
MEDIA — 0.24%
Alibaba Pictures Group Ltd.[a,b]	13,850,000	5,949,842

		5,949,842
METALS & MINING — 1.17%
Aluminum Corp. of China Ltd. Class Ha,b	8,998,000	5,420,937
Fosun International Ltd.[b]	4,294,500	11,069,284
Jiangxi Copper Co. Ltd. Class H	3,272,000	6,492,038
Zijin Mining Group Co. Ltd. Class H	13,294,000	5,933,941

		28,916,200
OIL, GAS & CONSUMABLE FUELS — 8.72%
China Coal Energy Co. Ltd. Class Hb	6,135,000	3,719,837
China Petroleum & Chemical Corp. Class H	59,715,000	52,615,729
China Shenhua Energy Co. Ltd. Class H	7,975,500	19,610,662
CNOOC Ltd.	41,718,000	65,228,523
Inner Mongolia Yitai Coal Co. Ltd. Class B	2,439,274	4,207,748
Kunlun Energy Co. Ltd.[b]	7,366,000	8,001,202
PetroChina Co. Ltd. Class H	49,080,000	58,187,743
Yanzhou Coal Mining Co. Ltd. Class Hb	4,090,000	3,624,862

		215,196,306
PAPER & FOREST PRODUCTS — 0.14%
Nine Dragons Paper (Holdings) Ltd.	3,681,000	3,376,345

		3,376,345
PERSONAL PRODUCTS — 0.76%
Hengan International Group Co. Ltd.	1,636,000	18,804,962

		18,804,962

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

May 31, 2015

Security	Shares	Value

PHARMACEUTICALS — 1.38%
China Medical System Holdings Ltd.[b]	2,454,000	$4,096,569
CSPC Pharmaceutical Group Ltd.[b]	9,816,000	10,105,293
Luye Pharma Group Ltd.[a]	3,067,500	3,339,938
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	988,000	4,257,110
Sihuan Pharmaceutical Holdings Group Ltd.	7,775,000	4,423,341
Sino Biopharmaceutical Ltd.	6,544,000	7,758,366

		33,980,617
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.29%
China Overseas Land & Investment Ltd.	8,998,000	32,618,483
China Resources Land Ltd.[b]	6,544,665	21,192,031
China South City Holdings Ltd.	120	45
China Vanke Co. Ltd. Class Ha,b	3,108,431	8,200,607
Country Garden Holdings Co. Ltd.[b]	12,902,727	5,942,390
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	654,400	5,369,228
Evergrande Real Estate Group Ltd.[b]	13,906,000	9,059,517
Franshion Properties China Ltd.[b]	8,180,000	3,186,924
Goldin Properties Holdings Ltd.[a]	1,865,475	5,968,326
Guangzhou R&F Properties Co. Ltd. Class H	2,290,400	2,682,926
Longfor Properties Co. Ltd.[b]	3,272,000	5,394,555
New World China Land Ltd.	5,726,000	3,789,485
Shimao Property Holdings Ltd.	3,272,000	7,023,896
Shui On Land Ltd.[b]	7,975,500	2,520,783
Sino-Ocean Land Holdings Ltd.	7,771,000	5,553,901
SOHO China Ltd.	4,703,500	3,209,876
Sunac China Holdings Ltd.	4,499,000	5,287,444
Yuexiu Property Co. Ltd.[b]	15,680,320	3,641,153

		130,641,570
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT— 0.88%
GCL-Poly Energy Holdings Ltd.[a,b]	24,949,000	6,662,465
Hanergy Thin Film Power Group Ltd.[a,b]	29,970,000	8,391,600
Semiconductor Manufacturing International Corp.[a,b]	58,078,000	6,668,269

		21,722,334
SOFTWARE — 0.27%
Kingsoft Corp. Ltd.[b]	1,636,000	6,563,797

		6,563,797
SPECIALTY RETAIL — 0.29%
GOME Electrical Appliances Holding Ltd.[b]	27,812,000	7,283,493

		7,283,493
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.00%
Lenovo Group Ltd.	15,542,000	24,661,726

		24,661,726
TEXTILES, APPAREL & LUXURY GOODS — 1.03%
Anta Sports Products Ltd.	2,454,000	5,692,142
Belle International Holdings Ltd.	10,634,000	13,581,361
Shenzhou International Group Holdings Ltd.	1,227,000	6,062,542

		25,336,045

Security	Shares	Value

TRANSPORTATION INFRASTRUCTURE — 1.23%
Beijing Capital International Airport Co. Ltd. Class H	3,276,000	$3,921,961
China Merchants Holdings International Co. Ltd.	2,454,000	10,827,099
COSCO Pacific Ltd.	4,090,000	5,898,975
Jiangsu Expressway Co. Ltd. Class H	3,272,000	4,558,779
Zhejiang Expressway Co. Ltd. Class H	3,272,000	5,099,078

		30,305,892

WATER UTILITIES — 0.71%
Beijing Enterprises Water Group Ltd.	9,816,000	8,294,445
Guangdong Investment Ltd.	6,544,000	9,168,210

		17,462,655

WIRELESS TELECOMMUNICATION SERVICES — 7.64%
China Mobile Ltd.	14,316,000	188,564,042

		188,564,042

TOTAL COMMON STOCKS (Cost: $2,059,655,505)		2,456,640,683

SHORT-TERM INVESTMENTS — 5.19%

MONEY MARKET FUNDS — 5.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	119,309,832	119,309,832
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	6,681,552	6,681,552
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,159,911	2,159,911

		128,151,295

TOTAL SHORT-TERM INVESTMENTS
(Cost: $128,151,295)		128,151,295

TOTAL INVESTMENTS IN SECURITIES — 104.69% (Cost: $2,187,806,800)		2,584,791,978
Other Assets, Less Liabilities — (4.69)%		(115,864,108)

NET ASSETS — 100.00%		$2,468,927,870

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

May 31, 2015

Open futures contracts as of May 31, 2015 were as follows:
Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
H-Shares Index	76	Jun. 2015	Hong Kong Futures	$ 6,802,356	$(31,213)

See accompanying notes to schedules of investments.

18

Schedule of Investments  (Unaudited)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.48%

AEROSPACE & DEFENSE — 0.44%
AVIC International Holding HK Ltd.[a,b]	1,054,000	$246,111

		246,111
AIR FREIGHT & LOGISTICS — 0.09%
Guangdong Yueyen Transportaion Co. Ltd.	34,000	50,178

		50,178
AIRLINES — 0.26%
Shandong Airlines Co. Ltd. Class B	42,500	145,129

		145,129
AUTO COMPONENTS — 2.73%
Chaowei Power Holdings Ltd.[a]	187,000	154,154
Double Coin Holdings Ltd. Class B	58,600	104,953
Hunan Tyen Machinery Co. Ltd. Class Bb	51,000	44,727
Launch Tech Co. Ltd.	41,503	171,065
Minth Group Ltd.[a]	204,000	502,661
Nexteer Automotive Group Ltd.[a]	255,000	297,057
Tianneng Power International Ltd.[b]	204,000	126,323
Xinchen China Power Holdings Ltd.[a,b]	136,000	61,407
Zhejiang Shibao Co. Ltd. Class H	34,000	67,986

		1,530,333
AUTOMOBILES — 0.17%
Qingling Motors Co. Ltd. Class H	238,000	94,260

		94,260
BANKS — 0.29%
Bank of Chongqing Co. Ltd. Class H	161,500	161,051

		161,051
BEVERAGES — 0.63%
Anhui Gujing Distillery Co. Ltd. Class B	40,800	157,904
Dynasty Fine Wines Group Ltd.[a,b]	128,000	13,078
Tibet 5100 Water Resources Holdings Ltd.[a]	476,000	179,923

		350,905
BIOTECHNOLOGY — 0.61%
China Regenerative Medicine International Ltd.[a,b]	2,890,000	298,263
Essex Bio-Technology Ltd.	68,000	44,564

		342,827
BUILDING PRODUCTS — 1.18%
Bolina Holding Co. Ltd.	136,000	46,143
China Fangda Group Co. Ltd. Class B	103,700	115,987
China Lesso Group Holdings Ltd.	340,000	325,457
Far East Global Group Ltd.[a]	204,000	39,476
Luoyang Glass Co. Ltd. Class Hb	68,000	59,039

Security	Shares	Value

Yuanda China Holdings Ltd.	748,000	$74,303

		660,405
CAPITAL MARKETS — 0.29%
Central China Securities Co. Ltd. Class H	168,191	164,903

		164,903
CHEMICALS — 4.32%
Bloomage BioTechnology Corp. Ltd.[a]	42,500	97,922
Century Sunshine Group Holdings Ltd.	595,000	89,040
China BlueChemical Ltd. Class H	544,000	243,523
China Lumena New Materials Corp.[a,b]	868,000	41,992
China Sanjiang Fine Chemicals Co. Ltd.[a,b]	187,000	69,719
Danhua Chemical Technology Co. Ltd. Class Bb	74,800	68,292
Dongyue Group Ltd.	374,000	167,422
Fufeng Group Ltd.	306,600	251,560
Huabao International Holdings Ltd.	663,000	639,774
Hubei Sanonda Co. Ltd. Class B	59,500	80,981
Lee & Man Chemical Co. Ltd.[a]	68,000	42,108
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	120,700	116,113
Sinofert Holdings Ltd.[a,b]	714,000	185,142
Yingde Gases Group Co. Ltd.	340,000	269,753
Yip’s Chemical Holdings Ltd.	102,000	60,661

		2,424,002
COMMERCIAL SERVICES & SUPPLIES — 1.01%
Beijing Development HK Ltd.[a,b]	153,000	53,687
Broad Greenstate International Co. Ltd.	67,798	39,359
Capital Environment Holdings Ltd.[b]	536,000	47,712
Dongjiang Environmental Co. Ltd. Class H	23,800	142,772
Dynagreen Environmental Protection Group Co. Ltd. Class Hb	119,000	95,488
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	102,000	103,032
Yestar International Holdings Co. Ltd.[a]	170,000	85,312

		567,362
COMMUNICATIONS EQUIPMENT — 2.13%
BYD Electronic International Co. Ltd.	255,000	416,472
China All Access Holdings Ltd.[a]	170,000	56,802
China Fiber Optic Network System Group Ltd.[a]	408,000	154,746
Comba Telecom Systems Holdings Ltd.	317,300	112,158
Eastern Communications Co. Ltd. Class B	96,900	119,284
Nanjing Panda Electronics Co. Ltd. Class H	68,000	86,672
Shanghai Potevio Co. Ltd. Class Bb	32,300	58,624
Synertone Communication Corp.	952,000	72,460
Trigiant Group Ltd.	204,000	68,425
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.[b,c]	34,000	49,827

		1,195,470
CONSTRUCTION & ENGINEERING — 1.17%
Baoye Group Co. Ltd. Class H	68,000	58,073
Beijing Urban Construction Design & Development Group Co. Ltd.[b,c]	68,000	63,161
China Singyes Solar Technologies Holdings Ltd.[a]	153,400	237,475
Concord New Energy Group Ltd.[b]	1,360,000	124,569
HKC Holdings Ltd.[b]	1,649,000	69,138
Wison Engineering Services Co. Ltd.	289,000	100,664

		653,080

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

CONSTRUCTION MATERIALS — 1.68%
Asia Cement China Holdings Corp.	144,500	$75,684
China National Materials Co. Ltd. Class H	374,000	141,850
China Shanshui Cement Group Ltd.[b]	480,000	389,496
Dongpeng Holdings Co. Ltd.	85,000	48,029
Shanghai Yaohua Pilkington Glass Group Co. Ltd. Class B	52,700	51,172
TCC International Holdings Ltd.	306,000	116,060
West China Cement Ltd.	714,000	121,586

		943,877
CONSUMER FINANCE — 0.39%
Credit China Holdings Ltd.[a]	476,000	114,217
Differ Group Holding Co.Ltd.	85,000	106,585

		220,802
CONTAINERS & PACKAGING — 0.80%
AMVIG Holdings Ltd.	136,000	73,162
CPMC Holdings Ltd.	136,000	101,234
Greatview Aseptic Packaging Co. Ltd.[a]	357,000	206,328
Overseas Chinese Town Asia Holdings Ltd.	68,000	39,388
Sheen Tai Holdings Group Co. Ltd.	34,000	24,256
Youyuan International Holdings Ltd.	9,020	2,013

		446,381
DISTRIBUTORS — 0.65%
Dah Chong Hong Holdings Ltd.[a]	272,000	162,115
Xinhua Winshare Publishing and Media Co. Ltd. Class H	153,000	199,748

		361,863
DIVERSIFIED CONSUMER SERVICES — 0.37%
China Maple Leaf Educational Systems Ltd.	136,000	52,986
Fu Shou Yuan International Group Ltd.	255,000	152,311

		205,297
DIVERSIFIED FINANCIAL SERVICES — 0.15%
China Merchants China Direct Investments Ltd.	30,075	82,641

		82,641
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.27%
APT Satellite Holdings Ltd.	127,500	152,969

		152,969
ELECTRICAL EQUIPMENT — 3.85%
Boer Power Holdings Ltd.[a]	85,000	191,239
China Energine International Holdings Ltd.[b]	476,000	82,900
China High Speed Transmission Equipment Group Co. Ltd.[b]	323,000	325,019
FDG Electric Vehicles Ltd.[a,b]	3,400,000	364,056
Foshan Electrical and Lighting Co. Ltd. Class B	69,800	113,189
Guodian Technology & Environment Group Corp. Ltd. Class H	255,000	45,397
Hangzhou Steam Turbine Co. Class B	88,424	182,402
Harbin Electric Co. Ltd. Class H	238,000	200,494
Jiangnan Group Ltd.[a]	476,000	147,377
NVC Lighting Holdings Ltd.	350,000	79,468
Tech Pro Technology Development Ltd.[b]	408,000	415,287

Security	Shares	Value

Trony Solar Holdings Co. Ltd.[a,b]	216,000	$13,933

		2,160,761
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.99%
AKM Industrial Co. Ltd.	170,000	66,890
Anxin-China Holdings Ltd.	672,000	33,376
AVIC International Holdings Ltd. Class Hb	103,184	117,540
China Aerospace International Holdings Ltd.[a]	680,000	178,958
China Innovationpay Group Ltd.[a,b]	1,292,000	213,346
Digital China Holdings Ltd.	268,000	481,958
INESA Electron Co. Ltd. Class Bb	84,000	65,184
Ju Teng International Holdings Ltd.	272,000	168,080
Kingboard Chemical Holdings Ltd.	192,528	374,547
Kingboard Laminates Holdings Ltd.[a]	297,500	151,215
PAX Global Technology Ltd.[b]	238,000	431,077
Sunny Optical Technology Group Co. Ltd.	221,000	485,247
Technovator International Ltd.[b]	136,000	150,009
Tongda Group Holdings Ltd.	850,000	179,835
Wasion Group Holdings Ltd.[a]	170,000	263,612

		3,360,874
ENERGY EQUIPMENT & SERVICES — 0.35%
Anton Oilfield Services Group/Hong Kong[a]	374,000	86,847
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.[b]	153,000	48,753
Shandong Molong Petroleum Machinery Co. Ltd. Class Hb	81,600	58,424

		194,024
FOOD & STAPLES RETAILING — 0.42%
Lianhua Supermarket Holdings Co. Ltd. Class Hb	119,000	104,085
Wumart Stores Inc. Class H	153,000	132,047

		236,132
FOOD PRODUCTS — 3.49%
Biostime International Holdings Ltd.[a]	59,500	249,466
Changshouhua Food Co. Ltd.[a]	102,000	83,426
China Foods Ltd.[b]	272,000	210,539
China Huiyuan Juice Group Ltd.[a,b]	229,500	133,231
China Modern Dairy Holdings Ltd.[a,b]	629,000	251,550
China Yurun Food Group Ltd.[a,b]	428,000	200,982
Honworld Group Ltd.[c]	51,000	46,648
Imperial Pacific International Holdings Ltd.[a,b]	850,000	260,980
Leyou Technologies Holdings Ltd.	592,215	142,103
Shanghai Greencourt Investment Group Co. Ltd. Class Bb	102,000	91,086
Shenguan Holdings Group Ltd.	374,000	110,006
Tenwow International Holdings Ltd.[a]	170,000	73,469
YuanShengTai Dairy Farm Ltd.[a,b]	816,000	102,111

		1,955,597
GAS UTILITIES — 1.13%
Binhai Investment Co. Ltd.[a,b]	88,400	57,591
China Oil and Gas Group Ltd.[a]	1,496,000	179,484
Tianjin Jinran Public Utilities Co. Ltd. Class Hb	170,000	38,818
Towngas China Co. Ltd.[a]	340,000	354,845

		630,738
HEALTH CARE EQUIPMENT & SUPPLIES — 0.76%
Golden Meditech Holdings Ltd.[a]	340,000	85,970

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

Lifetech Scientific Corp.[a,b]	544,000	$171,939
Microport Scientific Corp.[b]	153,000	87,242
PW Medtech Group Ltd.[a,b]	170,000	80,268

		425,419
HEALTH CARE PROVIDERS & SERVICES — 1.20%
China National Accord Medicines Corp. Ltd. Class B	16,000	113,526
China NT Pharma Group Co.Ltd.	221,000	85,816
China Pioneer Pharma Holdings Ltd.[a]	136,000	98,427
Jintian Pharmaceutical Group Ltd.	306,000	166,588
Phoenix Healthcare Group Co. Ltd.[a]	102,000	209,486

		673,843
HOTELS, RESTAURANTS & LEISURE — 2.60%
China LotSynergy Holdings Ltd.[a]	2,040,000	181,589
China Travel International Investment Hong Kong Ltd.	792,000	387,236
China Vanguard Group Ltd.	425,000	73,469
Haichang Holdings Ltd.[b,c]	357,000	89,347
Huangshan Tourism Development Co. Ltd. Class B	49,300	111,221
REXLot Holdings Ltd.[a]	2,975,000	218,763
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	408,000	203,696
Shanghai Jinjiang International Travel Co. Ltd. Class B	18,700	103,374
Xiabuxiabu Catering Management China Holdings Co. Ltd.	85,000	51,538
Zhuhai Holdings Investment Group Ltd.	170,000	39,476

		1,459,709
HOUSEHOLD DURABLES — 2.79%
China Creative Home Group Ltd.	204,000	37,897
Hefei Meiling Co. Ltd. Class B	42,536	37,808
Hisense Kelon Electrical Holdings Co. Ltd. Class Hb	136,000	129,657
Konka Group Co. Ltd. Class B	105,400	186,691
Ozner Water International Holding Ltd.[a,b,c]	187,000	69,478
Q Technology Group Co. Ltd.	68,000	30,002
Skyworth Digital Holdings Ltd.	612,000	585,034
TCL Multimedia Technology Holdings Ltd.[a]	170,000	151,324
Welling Holding Ltd.	341,600	83,290
Wuxi Little Swan Co. Ltd. Class B	25,500	70,892
Yuxing InfoTech Investment Holdings Ltd.	340,000	183,782

		1,565,855
HOUSEHOLD PRODUCTS — 0.27%
Vinda International Holdings Ltd.	69,000	149,366

		149,366
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.94%
Canvest Environment Protection Group Co. Ltd.[b]	153,000	91,584
China Datang Corp. Renewable Power Co. Ltd. Class Hb	816,000	142,114
China Power International Development Ltd.	110,577	80,455
China Power New Energy Development Co. Ltd.[b]	1,360,000	126,323
Huadian Energy Co. Ltd. Class Bb	105,400	87,482

		527,958
INDUSTRIAL CONGLOMERATES — 0.17%
Chongqing Machinery & Electric Co. Ltd. Class H	374,000	93,602

		93,602

Security	Shares	Value

INTERNET & CATALOG RETAIL — 0.49%
Cogobuy Group[a,b,c]	136,000	$276,156

		276,156
INTERNET SOFTWARE & SERVICES — 0.60%
HC International Inc.[a,b]	102,000	152,640
Pacific Online Ltd.	136,900	76,296
Tian Ge Interactive Holdings Ltd.[c]	119,000	106,388

		335,324
IT SERVICES — 1.32%
AGTech Holdings Ltd.[a,b]	612,000	68,688
Chinasoft International Ltd.[b]	408,000	287,385
Hi Sun Technology (China) Ltd.[a,b]	612,000	313,440
TravelSky Technology Ltd. Class H	40,067	69,470

		738,983
LEISURE PRODUCTS — 0.69%
Goodbaby International Holdings Ltd.[b]	238,000	113,910
Jinshan Development & Construction Co. Ltd. Class Bb	44,800	51,385
Shenzhen China Bicycle Co. Holdings Ltd.[b]	68,000	101,585
Zhonglu Co. Ltd. Class B	24,760	119,492

		386,372
MACHINERY — 3.08%
Changchai Co. Ltd. Class B	45,900	41,805
China Huarong Energy Co. Ltd.[a,b]	1,241,000	140,885
CIMC Enric Holdings Ltd.	170,000	171,282
Dalian Refrigeration Co. Ltd. Class B	24,000	39,166
EVA Precision Industrial Holdings Ltd.	340,000	105,708
First Tractor Co. Ltd. Class Ha	136,000	125,797
Jingwei Textile Machinery Class H	68,000	107,550
Lonking Holdings Ltd.	612,000	148,430
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	323,000	107,506
Shang Gong Group Co. Ltd. Class Bb	85,000	113,390
Shanghai Diesel Engine Co. Ltd. Class B	107,145	137,360
Shanghai Highly Group Co. Ltd. Class B	79,900	82,617
Shanghai Prime Machinery Co. Ltd. Class H	204,000	61,846
Shanghai Shibei Hi-Tech Co. Ltd. Class B	90,100	134,609
Sinotruk Hong Kong Ltd.	212,500	144,471
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	74,800	61,565

		1,723,987
MARINE — 0.20%
Sinotrans Shipping Ltd.[a]	450,500	112,748

		112,748
MEDIA — 1.39%
Phoenix Satellite Television Holdings Ltd.	408,000	160,536
Poly Culture Group Corp. Ltd. Class Hb	27,200	115,270
SinoMedia Holding Ltd.[a]	102,000	63,030
SMI Holdings Group Ltd.	680,000	68,425
Viva China Holdings Ltd.[a,b]	821,600	142,029
Wisdom Holdings Group[a]	221,000	228,083

		777,373

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

METALS & MINING — 3.48%
Bengang Steel Plates Co. Ltd. Class B	132,600	$75,268
China Daye Non-Ferrous Metals Mining Ltd.[a,b]	1,632,000	74,741
China Metal Recycling Holdings Ltd.[a,b]	184,800	—
China Rare Earth Holdings Ltd.[a,b]	408,000	83,689
China Silver Group Ltd.	136,000	105,971
China Vanadium Titano-Magnetite Mining Co. Ltd.[b]	374,000	39,081
Chongqing Iron & Steel Co. Ltd. Class Hb	204,000	61,582
CITIC Dameng Holdings Ltd.[b]	289,000	39,520
Da Ming International Holdings Ltd.	102,000	59,609
Honbridge Holdings Ltd.[b]	612,000	197,380
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	139,400	170,486
MMG Ltd.[a]	544,000	215,451
North Mining Shares Co. Ltd.[b]	2,890,000	130,490
Real Gold Mining Ltd.[a,b]	126,000	163
Shougang Concord International Enterprises Co. Ltd.[b]	1,462,000	126,367
Shougang Fushan Resources Group Ltd.[a]	748,000	175,624
Tiangong International Co. Ltd.[a]	544,000	112,989
Xinjiang Xinxin Mining Industry Co. Ltd. Class Hb	221,000	51,319
Zhaojin Mining Industry Co. Ltd. Class Ha	280,500	233,764

		1,953,494
MULTI-UTILITIES — 0.24%
Tianjin Development Holdings Ltd.	136,000	136,850

		136,850
MULTILINE RETAIL — 2.03%
Golden Eagle Retail Group Ltd.[a]	170,000	261,418
Intime Retail Group Co. Ltd.[a]	348,500	595,254
Maoye International Holdings Ltd.	294,000	69,408
Parkson Retail Group Ltd.	333,000	81,193
Springland International Holdings Ltd.	357,000	129,876

		1,137,149
OIL, GAS & CONSUMABLE FUELS — 1.30%
China Suntien Green Energy Corp. Ltd. Class H	595,000	144,307
Shanxi Guoxin Energy Corp. Ltd.[b]	25,920	60,471
Shenzhen Chiwan Petroleum Class Bb	22,200	81,221
Sino Oil and Gas Holdings Ltd.[a,b]	3,825,000	98,197
Sinopec Kantons Holdings Ltd.[a]	306,000	252,252
Yanchang Petroleum International Ltd.[b]	1,870,000	92,878

		729,326
PAPER & FOREST PRODUCTS — 1.20%
Chengde Nanjiang Co. Ltd. Class Bb	121,800	45,411
China Forestry Holdings Co. Ltd.[a,b]	306,000	1
Lee & Man Paper Manufacturing Ltd.	296,235	198,342
Qunxing Paper Holdings Co. Ltd.[b]	148,000	1,718
Shandong Chenming Paper Holdings Ltd. Class B	127,523	108,743
Shandong Chenming Paper Holdings Ltd. Class H	119,000	93,492
Superb Summit International Group Ltd.[a,b]	1,190,000	224,136

		671,843
PERSONAL PRODUCTS — 0.25%
China Child Care Corp. Ltd.[a]	174,000	36,813

Security	Shares	Value

Real Nutriceutical Group Ltd.[a]	289,000	$104,765

		141,578
PHARMACEUTICALS — 4.75%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.[a]	85,000	139,262
China Animal Healthcare Ltd.[a]	140,000	93,917
China Grand Pharmaceutical and Healthcare Holdings Ltd.[b]	340,000	104,392
China Shineway Pharmaceutical Group Ltd.	102,000	178,695
China Traditional Chinese Medicine Co. Ltd.[a,b]	544,000	463,185
Consun Pharmaceutical Group Ltd.	119,000	90,268
Dawnrays Pharmaceutical Holdings Ltd.	136,000	130,709
Hua Han Bio-Pharmaceutical Holdings Ltd. Class Ha	1,022,640	222,957
Lee’s Pharmaceutical Holdings Ltd.[a]	68,000	120,182
Lijun International Pharmaceutical Holding Co. Ltd.	714,000	276,332
Livzon Pharmaceutical Group Inc. Class H	20,400	172,378
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	68,000	159,308
Shandong Xinhua Pharmaceutical Co. Ltd. Class H	26,664	29,686
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class Ha,b	85,000	112,945
Tong Ren Tang Technologies Co. Ltd. Class H	204,000	369,495

		2,663,711
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.62%
New Century REIT[a]	102,000	40,397
Spring REIT	221,000	99,217
Yuexiu REIT	374,000	209,398

		349,012
REAL ESTATE MANAGEMENT & DEVELOPMENT — 13.00%
Agile Property Holdings Ltd.	510,000	392,128
Beijing Capital Land Ltd. Class H	340,000	257,910
Beijing North Star Co. Ltd. Class H	220,000	107,849
Beijing Properties Holdings Ltd.[a,b]	680,000	77,197
C C Land Holdings Ltd.	442,000	107,769
Carnival Group International Holdings Ltd.[a,b]	1,028,000	185,666
Central China Real Estate Ltd.	180,038	57,601
China Aoyuan Property Group Ltd.[a]	425,000	123,911
China Merchants Land Ltd.[a]	408,000	128,429
China New City Commercial Development Ltd.[b]	102,000	39,476
China New Town Development Co. Ltd.[b]	945,000	67,051
China Oceanwide Holdings Ltd.[a,b]	1,190,000	262,515
China Overseas Grand Oceans Group Ltd.	272,000	152,640
China SCE Property Holdings Ltd.[a,b]	398,800	86,432
China Vast Industrial Urban Development Co. Ltd.[c]	102,000	50,661
CIFI Holdings Group Co. Ltd.[a]	714,000	200,801
Colour Life Services Group Co. Ltd.[a]	85,000	127,858
EverChina International Holdings Co. Ltd.[b]	1,360,000	64,916
Fantasia Holdings Group Co. Ltd.[a]	561,000	90,466
Fullshare Holdings Ltd.[b]	1,062,500	168,595
Future Land Development Holdings Ltd.	544,000	117,902
Gemdale Properties & Investment Corp. Ltd.[a]	986,000	76,320
Genvon Group Ltd.	918,000	156,325
Glorious Property Holdings Ltd.[a,b]	728,000	106,126
Greenland Hong Kong Holdings Ltd.[a]	119,000	122,814
Guangdong Land Holdings Ltd.[b]	170,000	54,389
Hopson Development Holdings Ltd.[a,b]	204,000	215,802
Hydoo International Holding Ltd.	340,000	66,232
Jiangsu Future Land Co. Ltd. Class B	183,400	236,403
Kaisa Group Holdings Ltd.[a]	420,000	84,525
KWG Property Holding Ltd.[a]	391,000	373,267
Lai Fung Holdings Ltd.	1,275,000	33,719

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

Logan Property Holdings Co. Ltd.[a]	238,000	$101,629
Madex International Holdings Ltd.[a,b]	2,040,000	67,109
Minmetals Land Ltd.[a]	374,000	56,933
Poly Property Group Co. Ltd.[a]	646,000	355,854
Powerlong Real Estate Holdings Ltd.[b]	357,000	90,729
Redco Properties Group Ltd.[a,c]	136,000	92,111
Renhe Commercial Holdings Co. Ltd.[a,b]	5,270,000	469,106
Road King Infrastructure Ltd.	68,000	66,583
Shanghai Dingli Technology Development Group Co. Ltd. Class B	18,200	18,673
Shanghai Industrial Urban Development Group Ltd.[b]	510,000	175,010
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	93,500	214,863
Shenzhen Investment Ltd.	748,000	405,287
Shenzhen SEG Co. Ltd. Class Bb	71,400	79,399
Sinolink Worldwide Holdings Ltd.[a,b]	646,000	120,840
Tian Shan Development Holding Ltd.	101,493	47,529
Times Property Holdings Ltd.[a]	136,000	61,933
Top Spring International Holdings Ltd.	119,000	56,802
Wanda Hotel Development Co. Ltd.[a,b]	391,000	100,379
Wuzhou International Holdings Ltd.[a]	476,000	104,392
Yuzhou Properties Co. Ltd.[a]	425,440	118,551
Zall Development Group Ltd.[a,b]	153,000	56,056
Zhong An Real Estate Ltd.	272,000	37,195

		7,290,658
ROAD & RAIL — 0.64%
Dazhong Transportation Group Co. Ltd. Class B	147,900	252,761
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	47,600	105,101

		357,862
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.77%
China Electronics Corp. Holdings Co. Ltd.[a]	272,000	157,553
Comtec Solar Systems Group Ltd.[b]	238,000	40,836
Landing International Development Ltd.[b]	2,380,000	50,047
Shanghai Fudan Microelectronics Group Co. Ltd. Class Ha	68,000	82,899
Shunfeng International Clean Energy Ltd.[a,b]	374,000	262,954
Xinyi Solar Holdings Ltd.[a]	850,000	398,049

		992,338
SOFTWARE — 3.25%
BAIOO Family Interactive Ltd.[b,c]	238,000	39,915
Boyaa Interactive International Ltd.[a]	68,000	70,004
Chanjet Information Technology Co. Ltd. Class Hb	17,000	89,589
China City Railway Transportation Technology Holdings Co. Ltd.	204,000	88,689
Feiyu Technology Industrial Co. Ltd.	102,000	53,161
Kingdee International Software Group Co. Ltd.[a]	579,200	463,267
National Agricultural Holdings Ltd.[a,b]	238,000	162,422
NetDragon Websoft Inc.[a]	59,500	298,208
Ourgame International Holdings Ltd.	85,000	98,909
Shanghai Baosight Software Co. Ltd. Class B	39,190	220,130
Sinosoft Technology Group Ltd.[a]	136,000	129,306
V1 Group Ltd.[b]	952,000	109,305

		1,822,905
SPECIALTY RETAIL — 2.00%
Baoxin Auto Group Ltd.	238,000	198,959
Boshiwa International Holding Ltd.[a,b]	153,000	2,961
China Harmony Auto Holding Ltd.[a]	144,500	182,686
China ZhengTong Auto Services Holdings Ltd.	280,500	183,103
Goldlion Holdings Ltd.	136,000	62,109

Security	Shares	Value

Hengdeli Holdings Ltd.	816,000	$167,378
Koradior Holdings Ltd.[a]	51,000	65,793
Pou Sheng International Holdings Ltd.[b]	731,000	87,703
Zhongsheng Group Holdings Ltd.	204,000	170,799

		1,121,491
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.12%
Coolpad Group Ltd.	816,000	293,701
Goldpac Group Ltd.	102,000	84,610
TCL Communication Technology Holdings Ltd.	170,000	182,028
TPV Technology Ltd.	272,000	66,671

		627,010
TEXTILES, APPAREL & LUXURY GOODS — 5.14%
361 Degrees International Ltd.	255,000	100,664
Best Pacific International Holdings Ltd.	102,000	52,240
Bosideng International Holdings Ltd.	952,000	149,833
CECEP COSTIN New Materials Group Ltd.	51,000	31,844
China Dongxiang Group Co. Ltd.[a]	1,054,000	299,140
China Household Holdings Ltd.[b]	680,000	58,775
China Lilang Ltd.	136,000	163,167
Citychamp Watch & Jewellery Group Ltd.[a]	510,000	88,163
Cosmo Lady China Holdings Co. Ltd.[c]	153,000	157,904
Daphne International Holdings Ltd.[a]	340,000	98,690
Fuguiniao Co. Ltd. Class H	47,600	98,129
HOSA International Ltd.[a]	170,000	79,171
Jicheng Umbrella Holdings Ltd.	34,000	95,181
Lao Feng Xiang Co. Ltd. Class B	68,080	388,873
Le Saunda Holdings Ltd.	102,000	50,792
Li Ning Co. Ltd.[a,b]	445,000	260,632
Luthai Textile Co. Ltd. Class B	86,700	142,607
Peak Sport Products Co. Ltd.	204,000	68,425
Shanghai Haixin Group Co. Class Bb	141,100	150,836
Sijia Group Co.[b]	96,000	8,484
Texhong Textile Group Ltd.	93,500	104,578
Time Watch Investments Ltd.[a]	170,000	30,704
Weiqiao Textile Co. Class H	144,500	112,408
XTEP International Holdings Ltd.[a]	204,000	89,742

		2,880,982
TRADING COMPANIES & DISTRIBUTORS — 0.72%
China Aircraft Leasing Group Holdings Ltd.[a]	51,000	90,400
China Dynamics Holdings Ltd.[a,b]	850,000	82,241
CITIC Resources Holdings Ltd.[b]	884,200	232,698

		405,339
TRANSPORTATION INFRASTRUCTURE — 4.14%
Anhui Expressway Co. Ltd. Class H	170,000	165,141
China Resources and Transportation Group Ltd.[a,b]	5,100,000	113,822
COSCO International Holdings Ltd.	170,000	118,428
Guangdong Provincial Expressway Development Co. Ltd. Class B	96,600	47,107
Henderson Investment Ltd.	374,000	37,151
HNA Infrastructure Company Ltd. Class H	34,000	42,108
Hopewell Highway Infrastructure Ltd.	255,000	126,652
Jinzhou Port Co. Ltd. Class B	59,500	54,443
Shenzhen Chiwan Wharf Holdings Ltd. Class B	39,000	98,562
Shenzhen Expressway Co. Ltd. Class H	238,000	209,705
Shenzhen International Holdings Ltd.	365,500	651,639
Sichuan Expressway Co. Ltd. Class H	306,000	157,904

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

Tianjin Port Development Holdings Ltd.[a]	612,000	$180,800
Xiamen International Port Co. Ltd. Class H	306,000	157,904
Yuexiu Transport Infrastructure Ltd.[a]	204,000	157,114

		2,318,480
WATER UTILITIES — 1.47%
China Water Affairs Group Ltd.[a]	272,000	152,289
China Water Industry Group Ltd.[b]	340,000	118,867
CT Environmental Group Ltd.	204,000	277,911
Kangda International Environmental Co. Ltd.[a,b,c]	187,000	105,664
Shanghai Youngsun Investment Co. Ltd. Class B	28,000	32,256
Sound Global Ltd.[b]	154,000	139,069

		826,056

TOTAL COMMON STOCKS
(Cost: $43,291,929)		55,210,751

RIGHTS — 0.03%

PHARMACEUTICALS — 0.03%
Hua Han Bio-Pharmaceutical Holdings Ltd.[b]	397,320	19,990

		19,990

TOTAL RIGHTS
(Cost: $18,117)		19,990

SHORT-TERM INVESTMENTS — 28.40%

MONEY MARKET FUNDS — 28.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	14,590,491	14,590,491
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	817,092	817,092
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	513,657	513,657

		15,921,240

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,921,240)		15,921,240

TOTAL INVESTMENTS IN SECURITIES — 126.91%
(Cost: $59,231,286)		71,151,981
Other Assets, Less Liabilities — (26.91)%		(15,088,870)

NET ASSETS — 100.00%		$56,063,111

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

24

Schedule of Investments  (Unaudited)

iSHARES® MSCI DENMARK CAPPED ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.73%

BANKS — 12.50%
Danske Bank A/S	155,940	$4,567,261
Jyske Bank A/S Registered[a]	20,340	978,934
Spar Nord Bank A/S	38,740	404,212
Sydbank A/S	25,440	984,371

		6,934,778
BEVERAGES — 5.32%
Carlsberg A/S Class B	24,683	2,265,278
Royal Unibrew A/S	19,200	684,797

		2,950,075
BIOTECHNOLOGY — 4.43%
Bavarian Nordic A/Sa	17,680	874,296
Genmab A/Sa	15,040	1,318,406
Zealand Pharma A/Sa,b	16,700	265,052

		2,457,754
BUILDING PRODUCTS — 0.86%
Rockwool International A/S Class B	3,240	476,141

		476,141
CHEMICALS — 7.73%
Auriga Industries A/S Class Ba	9,300	438,711
Chr Hansen Holding A/S	26,360	1,284,550
Novozymes A/S Class B	53,520	2,569,545

		4,292,806
COMMERCIAL SERVICES & SUPPLIES — 2.29%
ISS A/S	37,060	1,270,607

		1,270,607
CONSTRUCTION & ENGINEERING — 1.96%
FLSmidth & Co. A/S	15,540	770,982
PER Aarsleff A/S Class B	1,100	317,487

		1,088,469
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.71%
TDC A/S	201,200	1,502,044

		1,502,044
ELECTRICAL EQUIPMENT — 4.53%
Vestas Wind Systems A/S	49,320	2,513,583

		2,513,583

Security	Shares	Value

FOOD PRODUCTS — 0.89%
Schouw & Co.	9,060	$493,296

		493,296
HEALTH CARE EQUIPMENT & SUPPLIES — 7.18%
Ambu A/S	12,880	376,669
Coloplast A/S Class B	26,040	1,963,131
GN Store Nord A/S	46,700	1,007,474
William Demant Holding A/Sa,b	7,740	636,403

		3,983,677
HOUSEHOLD DURABLES — 0.49%
Bang & Olufsen A/Sa,b	31,900	271,900

		271,900
INSURANCE — 3.91%
Alm Brand A/S	77,520	518,342
Topdanmark A/Sa	31,340	857,570
Tryg A/S	39,745	792,599

		2,168,511
MACHINERY — 1.09%
NKT Holding A/S	10,240	604,345

		604,345
MARINE — 10.28%
AP Moeller — Maersk A/S Class A	917	1,722,230
AP Moeller — Maersk A/S Class B	1,614	3,107,176
D/S Norden A/Sa,b	13,820	308,705
DFDS A/S	4,840	565,462

		5,703,573
PHARMACEUTICALS — 22.75%
ALK-Abello A/S	3,520	422,108
Novo Nordisk A/S Class B	218,888	12,201,011

		12,623,119
ROAD & RAIL — 3.09%
DSV A/S	49,500	1,718,209

		1,718,209
SOFTWARE — 1.19%
SimCorp A/S	17,620	660,294

		660,294
SPECIALTY RETAIL — 0.70%
Matas A/S	16,840	387,300

		387,300
TEXTILES, APPAREL & LUXURY GOODS — 5.34%
IC Group A/S	11,240	322,927

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI DENMARK CAPPED ETF

May 31, 2015

Security	Shares	Value

Pandora A/S	26,300	$2,639,778

		2,962,705
TRADING COMPANIES & DISTRIBUTORS — 0.49%
Solar A/S Class B	4,960	270,425

		270,425

TOTAL COMMON STOCKS (Cost: $54,581,466)		55,333,611

SHORT-TERM INVESTMENTS — 1.85%

MONEY MARKET FUNDS — 1.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	964,332	964,332
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	54,004	54,004
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	9,299	9,299

		1,027,635

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,027,635)		1,027,635

TOTAL INVESTMENTS IN SECURITIES — 101.58% (Cost: $55,609,101)		56,361,246
Other Assets, Less Liabilities — (1.58)%		(876,040)

NET ASSETS — 100.00%		$55,485,206

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

26

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 77.81%

BRAZIL — 31.45%
Ambev SA	84,000	$484,119
B2W Cia. Digital[a]	2,000	15,974
Banco Bradesco SA	13,656	112,068
Banco do Brasil SA	15,300	108,978
Banco Santander Brasil SA Units	7,500	37,258
BB Seguridade Participacoes SA	12,600	131,620
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	31,200	109,746
BR Malls Participacoes SA	8,100	38,564
BRF SA	11,700	236,192
CCR SA	15,900	76,895
CETIP SA — Mercados Organizados	3,904	40,684
Cia. de Saneamento Basico do Estado de Sao Paulo	6,000	34,862
Cia. Siderurgica Nacional SA	10,800	20,838
Cielo SA	15,213	190,603
Cosan SA Industria e Comercio	2,100	16,550
CPFL Energia SA	3,434	20,802
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,100	17,364
Duratex SA	5,184	12,990
EcoRodovias Infraestrutura e Logistica SA	3,600	8,175
EDP — Energias do Brasil SA	4,500	14,814
Embraer SA	12,000	89,682
Estacio Participacoes SA	5,100	29,233
Fibria Celulose SA	4,500	61,652
Hypermarcas SAa	6,300	42,939
JBS SA	13,200	64,499
Klabin SA Units	9,600	57,132
Kroton Educacional SA	24,516	87,771
Localiza Rent A Car SA	2,520	25,219
Lojas Americanas SA	3,050	12,009
Lojas Renner SA	2,400	80,474
M. Dias Branco SA	600	16,181
Multiplan Empreendimentos Imobiliarios SA	1,500	23,412
Natura Cosmeticos SA	3,000	26,940
Odontoprev SA	4,500	15,942
Petroleo Brasileiro SAa	52,800	219,132
Porto Seguro SA	2,100	23,818
Qualicorp SA	3,900	23,210
Raia Drogasil SA	3,900	43,513
Souza Cruz SA	6,900	52,518
Sul America SA	3,083	12,679
TIM Participacoes SA	14,700	43,373
TOTVS SA	2,100	24,535
Tractebel Energia SA	3,000	31,808
Transmissora Alianca de Energia Eletrica SA Units	1,500	9,674
Ultrapar Participacoes SA	6,300	135,448
Vale SA	22,800	143,187
Via Varejo SA	2,100	10,077
WEG SA	10,140	54,661

		3,189,814
CHILE — 8.79%
AES Gener SA	45,860	27,607
Aguas Andinas SA Series A	49,083	28,081
Banco de Chile	416,217	47,907
Banco de Credito e Inversiones	551	25,665

Security	Shares	Value

Banco Santander Chile	1,188,801	$63,950
Cencosud SA	22,581	57,262
Cia. Cervecerias Unidas SA	2,644	29,820
Colbun SA	145,395	43,512
CorpBanca SA	2,779,572	34,288
Empresa Nacional de Electricidad SA/Chile	58,446	87,318
Empresas CMPC SA	21,920	64,331
Empresas COPEC SA	8,220	93,987
Enersis SA	353,118	120,083
ENTEL Chile SA	2,061	24,761
LATAM Airlines Group SAa	5,349	45,230
SACI Falabella	8,910	66,824
SONDA SA	8,340	19,161
Vina Concha y Toro SA	6,360	12,264

		892,051
COLOMBIA — 2.64%
Almacenes Exito SA	3,594	31,925
Cementos Argos SA	7,102	25,749
Corp. Financiera Colombiana SA	1,401	20,164
Ecopetrol SA	86,781	62,073
Grupo Argos SA/Colombia	5,259	33,699
Grupo de Inversiones Suramericana SA	4,132	55,072
Interconexion Electrica SA ESP	6,831	22,048
Isagen SA ESP	14,410	16,951

		267,681
MEXICO — 32.02%
Alfa SAB de CV	49,800	97,706
America Movil SAB de CV	583,800	613,202
Arca Continental SAB de CV	7,200	43,592
Cemex SAB de CV CPO[a]	228,267	213,419
Coca-Cola Femsa SAB de CV Series L	9,000	76,712
Controladora Comercial Mexicana SAB de CV BC Units	7,800	25,276
El Puerto de Liverpool SAB de CV Series C1	3,300	37,052
Fibra Uno Administracion SA de CV	40,800	103,910
Fomento Economico Mexicano SAB de CV	32,700	290,528
Gentera SAB de CVb	19,200	32,914
Gruma SAB de CV Series B	3,600	47,462
Grupo Aeroportuario del Pacifico SAB de CV Series B	5,700	40,490
Grupo Aeroportuario del Sureste SAB de CV Series B	3,600	51,858
Grupo Bimbo SAB de CVa	29,400	79,451
Grupo Carso SAB de CV Series A1	9,900	41,787
Grupo Comercial Chedraui SA de CV	6,300	19,170
Grupo Financiero Banorte SAB de CV	44,700	251,942
Grupo Financiero Inbursa SAB de CV Series O	41,400	94,405
Grupo Financiero Santander Mexico SAB de CV Series B	32,100	60,315
Grupo Lala SAB de CVb	11,100	23,037
Grupo Mexico SAB de CV Series B	68,400	211,499
Grupo Televisa SAB	43,800	330,674
Industrias Penoles SAB de CV	2,475	43,559
Kimberly-Clark de Mexico SAB de CV Series A	27,300	61,563
Mexichem SAB de CV	18,968	57,384
OHL Mexico SAB de CVa	13,800	18,566
Promotora y Operadora de Infraestructura SAB de CVa	4,500	48,944
Wal-Mart de Mexico SAB de CV	93,900	231,474

		3,247,891
PERU — 2.91%
Cia. de Minas Buenaventura SA ADR	3,330	37,296

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

May 31, 2015

Security	Shares	Value

Credicorp Ltd.	1,215	$171,485
Southern Copper Corp.	2,862	85,917

		294,698

TOTAL COMMON STOCKS (Cost: $10,275,364)		7,892,135

PREFERRED STOCKS — 21.67%

BRAZIL — 19.74%
AES Tiete SA	2,100	11,182
Banco Bradesco SA	44,868	396,456
Banco do Estado do Rio Grande do Sul SA Class B	3,300	10,316
Braskem SA Class A	2,700	10,969
Centrais Eletricas Brasileiras SA Class B	3,900	11,385
Cia. Brasileira de Distribuicao	2,700	72,435
Cia. Energetica de Minas Gerais	13,590	60,360
Cia. Energetica de Sao Paulo Class B	3,300	20,456
Cia. Paranaense de Energia Class B	1,800	18,476
Gerdau SA	15,300	41,549
Itau Unibanco Holding SA	49,224	529,305
Itausa — Investimentos Itau SA	63,061	174,215
Lojas Americanas SA	8,765	44,421
Oi SA	6,036	13,367
Petroleo Brasileiro SA	70,200	271,116
Suzano Papel e Celulose SA Class A	6,600	34,482
Telefonica Brasil SA	6,300	88,503
Usinas Siderurgicas de Minas Gerais SA Class A	7,200	11,502
Vale SA	34,500	181,112

		2,001,607
CHILE — 0.46%
Embotelladora Andina SA Class B	4,581	14,590
Sociedad Quimica y Minera de Chile SA Series B	1,638	31,744

		46,334
COLOMBIA — 1.47%
Banco Davivienda SA	1,794	17,760
Bancolombia SA	7,789	79,503
Grupo Aval Acciones y Valores	59,526	30,027
Grupo de Inversiones Suramericana SA	1,707	22,307

		149,597

TOTAL PREFERRED STOCKS (Cost: $4,154,624)		2,197,538

RIGHTS — 0.00%

BRAZIL — 0.00%
CETIP SA — Mercados Organizados[a]	1	1

		1

TOTAL RIGHTS (Cost: $0)		1

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.24%

MONEY MARKET FUNDS — 0.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	9,644	$9,644
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	540	540
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	13,903	13,903

		24,087

TOTAL SHORT-TERM INVESTMENTS (Cost: $24,087)		24,087

TOTAL INVESTMENTS IN SECURITIES — 99.72% (Cost: $14,454,075)		10,113,761
Other Assets, Less Liabilities — 0.28%		28,232

NET ASSETS — 100.00%		$10,141,993

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

28

Schedule of Investments  (Unaudited)

iSHARES® MSCI FINLAND CAPPED ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.94%

AUTO COMPONENTS — 2.93%
Nokian Renkaat OYJ	19,910	$641,317

		641,317
BUILDING PRODUCTS — 0.91%
Uponor OYJ	12,339	199,130

		199,130
CHEMICALS — 1.13%
Kemira OYJ	21,071	247,876

		247,876

COMMERCIAL SERVICES & SUPPLIES — 0.96%
Caverion Corp.	20,992	209,203

		209,203
COMMUNICATIONS EQUIPMENT — 18.13%
Nokia OYJ	545,017	3,970,585

		3,970,585

CONSTRUCTION & ENGINEERING — 1.81%
Outotec OYJ[a]	33,960	216,877
YIT OYJ	24,929	179,564

		396,441

CONTAINERS & PACKAGING — 2.52%
Huhtamaki OYJ	16,448	553,065

		553,065

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.47%
Elisa OYJ	24,778	759,272

		759,272

ELECTRIC UTILITIES — 4.45%
Fortum OYJ	51,340	974,885

		974,885

ELECTRICAL EQUIPMENT — 0.66%
PKC Group OYJ	5,863	145,463

		145,463
FOOD & STAPLES RETAILING — 2.03%
Kesko OYJ Class B	11,935	445,542

		445,542

Security	Shares	Value

FOOD PRODUCTS — 0.69%
Atria OYJ	7,121	$70,186
HKScan OYJ Class A	13,197	81,168

		151,354
HEALTH CARE PROVIDERS & SERVICES — 0.63%
Oriola-KD OYJ Class Bb	30,349	137,751

		137,751
INSURANCE — 13.96%
Sampo OYJ Class A	65,034	3,057,347

		3,057,347
IT SERVICES — 1.12%
Tieto OYJ	10,711	244,724

		244,724
LEISURE PRODUCTS — 2.47%
Amer Sports OYJ	21,299	541,747

		541,747
MACHINERY — 19.27%
Cargotec OYJ Class B	7,436	283,053
Kone OYJ Class B	42,795	1,790,872
Konecranes OYJ	9,987	307,127
Metso OYJ	20,120	578,376
Valmet OYJ	24,035	268,778
Wartsila OYJ Abp	22,250	992,340

		4,220,546
MEDIA — 0.50%
Sanoma OYJ	23,200	110,288

		110,288
METALS & MINING — 1.41%
Outokumpu OYJ[a,b]	56,835	308,689

		308,689
MULTILINE RETAIL — 0.41%
Stockmann OYJ Abp Class Ba,b	12,374	88,859

		88,859
OIL, GAS & CONSUMABLE FUELS — 2.64%
Neste Oil OYJ	22,890	578,701

		578,701
PAPER & FOREST PRODUCTS — 10.48%
Metsa Board OYJ	39,704	250,295
Stora Enso OYJ Class R	93,566	977,085
UPM-Kymmene OYJ	59,671	1,068,314

		2,295,694

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FINLAND CAPPED ETF

May 31, 2015

Security	Shares	Value

PHARMACEUTICALS — 2.73%
Orion OYJ Class B	17,960	$598,590

		598,590
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.20%
Citycon OYJ	62,176	179,687
Sponda OYJ	48,147	188,024
Technopolis OYJ	27,291	114,596

		482,307
SOFTWARE — 0.96%
Elektrobit OYJ	21,340	109,260
F-Secure OYJ	31,503	101,543

		210,803
TRADING COMPANIES & DISTRIBUTORS — 1.47%
Cramo OYJ	8,548	185,183
Ramirent OYJ	18,260	135,931

		321,114

TOTAL COMMON STOCKS
(Cost: $24,267,963)		21,891,293

SHORT-TERM INVESTMENTS — 1.83%

MONEY MARKET FUNDS — 1.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	378,181	378,181
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	21,179	21,179
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,613	2,613

		401,973

TOTAL SHORT-TERM INVESTMENTS
(Cost: $401,973)		401,973

TOTAL INVESTMENTS IN SECURITIES — 101.77%
(Cost: $24,669,936)		22,293,266
Other Assets, Less Liabilities — (1.77)%		(388,545)

NET ASSETS — 100.00%		$21,904,721

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

30

Schedule of Investments  (Unaudited)

iSHARES® MSCI GERMANY SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 94.94%

AEROSPACE & DEFENSE — 4.68%
MTU Aero Engines AG	13,720	$1,306,542
OHB SE	1,395	30,802

		1,337,344
AUTO COMPONENTS — 3.76%
ElringKlinger AGa	8,378	228,620
Grammer AG	3,081	113,192
LEONI AG	8,638	560,924
SAF-Holland SA	11,459	173,308

		1,076,044
BANKS — 0.27%
comdirect bank AG	7,322	76,309

		76,309
BIOTECHNOLOGY — 0.18%
Biotest AG	610	52,432

		52,432
BUILDING PRODUCTS — 0.12%
CENTROTEC Sustainable AG	2,135	34,280

		34,280
CAPITAL MARKETS — 1.47%
Aurelius AG	5,446	267,668
Deutsche Beteiligungs AG	2,522	79,756
MLP AG	15,862	72,309

		419,733
CHEMICALS — 1.57%
Wacker Chemie AG	4,141	448,687

		448,687
COMMERCIAL SERVICES & SUPPLIES — 1.65%
Bilfinger SE	9,142	387,884
Cewe Stiftung & Co. KGAA	1,372	82,806

		470,690
CONSTRUCTION & ENGINEERING — 0.16%
Bauer AGb	2,562	45,742

		45,742
CONSTRUCTION MATERIALS — 0.51%
BRAAS Monier Building Group SA	5,149	144,515

		144,515

Security	Shares	Value

CONSUMER FINANCE — 0.19%
Ferratum OYJ[b]	2,004	$54,927

		54,927
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.19%
QSC AG	24,944	55,843

		55,843
ELECTRICAL EQUIPMENT — 2.13%
Nordex SEb	17,106	409,029
SGL Carbon SEa,b	12,138	198,814

		607,843
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.51%
Jenoptik AG	11,502	146,783

		146,783
FOOD PRODUCTS — 1.82%
KWS Saat SE	607	183,141
Suedzucker AGa	21,602	336,304

		519,445
HEALTH CARE EQUIPMENT & SUPPLIES — 1.20%
Carl Zeiss Meditec AG Bearer	8,589	209,095
Draegerwerk AG & Co. KGaA	805	70,146
STRATEC Biomedical AG	1,262	64,005

		343,246
HEALTH CARE PROVIDERS & SERVICES — 1.13%
RHOEN-KLINIKUM AG	11,565	321,927

		321,927
HEALTH CARE TECHNOLOGY — 0.73%
CompuGroup Medical AG	6,288	208,091

		208,091
HOTELS, RESTAURANTS & LEISURE — 0.30%
Zeal Network SE	1,672	86,000

		86,000
INDUSTRIAL CONGLOMERATES — 3.05%
Indus Holding AG	6,132	323,166
Rheinmetall AG	10,472	549,537

		872,703
INTERNET & CATALOG RETAIL — 1.15%
Takkt AG	8,618	161,661
zooplus AGb	1,290	168,584

		330,245

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 0.48%
XING AG	742	$137,236

		137,236
IT SERVICES — 6.31%
Bechtle AG	3,890	285,273
CANCOM SE	3,929	146,522
GFT Technologies AG	4,220	90,450
Wirecard AG	31,010	1,282,738

		1,804,983
LIFE SCIENCES TOOLS & SERVICES — 3.67%
Evotec AGb	27,849	114,465
Gerresheimer AG	8,302	472,753
MorphoSys AGb	6,295	461,298

		1,048,516
MACHINERY — 16.17%
DEUTZ AG	23,963	138,715
DMG MORI SEIKI AG	10,407	364,313
Duerr AG	6,860	699,976
Gesco AG	749	63,148
Heidelberger Druckmaschinen AGa,b	64,829	172,500
Homag Group AG	1,010	38,756
KION Group AG	16,957	803,588
Krones AG	3,755	410,774
KUKA AG	6,130	484,557
NORMA Group SE	8,414	450,396
Pfeiffer Vacuum Technology AG	2,604	240,382
R Stahl AG	669	29,060
Rational AG	901	346,129
SLM Solutions Group AGb	2,814	57,846
Vossloh AGb	2,462	150,886
Wacker Neuson SE	7,471	171,967

		4,622,993
MEDIA — 2.55%
Borussia Dortmund GmbH & Co. KGaA	20,636	80,859
CTS Eventim AG & Co. KGaA	11,415	405,481
Stroeer Media SE	5,841	243,856

		730,196
METALS & MINING — 3.24%
Aurubis AG	8,902	551,619
Salzgitter AG	10,332	374,034

		925,653
PHARMACEUTICALS — 1.94%
STADA Arzneimittel AG	16,016	554,781

		554,781
PROFESSIONAL SERVICES — 1.03%
Amadeus Fire AG	1,373	119,083

Security	Shares	Value

Bertrandt AG	1,343	$176,099

		295,182
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.50%
alstria office REIT-AG	22,986	297,495
Hamborner REIT AG	11,852	132,473

		429,968
REAL ESTATE MANAGEMENT & DEVELOPMENT — 10.76%
ADLER Real Estate AGb	3,784	62,229
Deutsche Euroshop AG	12,090	583,281
DIC Asset AG	11,883	111,154
DO Deutsche Office AGb	23,856	109,588
Grand City Properties SAb	20,268	353,533
LEG Immobilien AG	15,058	1,100,975
PATRIZIA Immobilien AGb	9,174	189,592
TAG Immobilien AGa	26,153	335,759
TLG Immobilien AGb	13,735	231,899

		3,078,010
ROAD & RAIL — 0.73%
Sixt SE	3,302	142,887
VTG AG	2,690	65,885

		208,772
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.73%
AIXTRON SEa,b	28,616	216,694
Dialog Semiconductor PLC[b]	17,878	993,944
Kontron AGb	13,205	66,176
Manz AGa,b	887	75,308

		1,352,122
SOFTWARE — 2.57%
Init Innovation In Traffic Systems AG	1,423	36,663
Nemetschek AG	1,275	161,661
RIB Software AGa	7,531	115,593
Software AG	14,939	420,842

		734,759
SPECIALTY RETAIL — 0.64%
Delticom AG	1,589	40,068
Hornbach Baumarkt AG	2,096	85,059
Tom Tailor Holding AGb	5,162	58,574

		183,701
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.03%
Wincor Nixdorf AG	7,902	294,208

		294,208
TEXTILES, APPAREL & LUXURY GOODS — 0.97%
Bijou Brigitte AG	1,070	65,107
Gerry Weber International AG	6,670	211,262

		276,369

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 2.19%
Aareal Bank AG	15,834	$626,942

		626,942
TRADING COMPANIES & DISTRIBUTORS — 1.24%
BayWa AG	3,532	123,508
Kloeckner & Co. SE	26,516	230,793

		354,301
TRANSPORTATION INFRASTRUCTURE — 0.49%
Hamburger Hafen und Logistik AG	6,473	139,521

		139,521
WIRELESS TELECOMMUNICATION SERVICES — 5.93%
Drillisch AG	12,656	587,208
Freenet AG	33,796	1,109,530

		1,696,738

TOTAL COMMON STOCKS
(Cost: $28,416,003)		27,147,780

PREFERRED STOCKS — 4.85%

BIOTECHNOLOGY — 0.53%
Biotest AG	1,750	152,012

		152,012
BUILDING PRODUCTS — 0.18%
Villeroy & Boch AG	3,360	51,628

		51,628
CONSTRUCTION MATERIALS — 0.41%
STO SE & Co. KGaA	664	115,821

		115,821
HEALTH CARE EQUIPMENT & SUPPLIES — 2.17%
Draegerwerk AG & Co. KGaA	1,887	207,088
Sartorius AG	2,352	413,352

		620,440
MACHINERY — 1.01%
Jungheinrich AG	4,229	289,084

		289,084
ROAD & RAIL — 0.55%
Sixt SE	4,471	157,249

		157,249

TOTAL PREFERRED STOCKS
(Cost: $1,318,041)		1,386,234

Security	Shares	Value

SHORT-TERM INVESTMENTS — 4.68%

MONEY MARKET FUNDS — 4.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	1,253,919	$1,253,919
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	70,222	70,222
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	13,360	13,360

		1,337,501

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,337,501)		1,337,501

TOTAL INVESTMENTS IN SECURITIES — 104.47%
(Cost: $31,071,545)		29,871,515
Other Assets, Less Liabilities — (4.47)%		(1,278,963)

NET ASSETS — 100.00%		$28,592,552

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

33

Schedule of Investments  (Unaudited)

iSHARES® MSCI HONG KONG SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 100.06%

AIR FREIGHT & LOGISTICS — 1.41%
Kerry Logistics Network Ltd.	84,000	$132,205

		132,205
AUTO COMPONENTS — 2.79%
Hybrid Kinetic Group Ltd.[a]	1,632,000	95,795
Xinyi Glass Holdings Ltd.	276,000	166,279

		262,074
BANKS — 3.21%
Dah Sing Banking Group Ltd.	60,000	142,114
Dah Sing Financial Holdings Ltd.	21,600	159,529

		301,643
BIOTECHNOLOGY — 0.54%
CK Life Sciences International Holdings Inc.	420,000	50,390

		50,390
CAPITAL MARKETS — 14.61%
Bright Smart Securities & Commodities Group Ltd.	96,000	55,112
CASH Financial Services Group Ltd.[a]	288,000	28,609
China Financial International Investments Ltd.[a]	480,000	86,692
China LNG Group Ltd.[b]	480,000	118,892
China Smarter Energy Group Holdings Ltd.[a]	552,000	122,484
Freeman Financial Corp. Ltd.[a]	1,080,000	108,675
Guotai Junan International Holdings Ltd.[b]	114,000	218,836
Haitong International Securities Group Ltd.[b]	192,000	212,272
Shenyin Wanguo HK Ltd.	60,000	61,768
Simsen International Corp. Ltd.	54,000	37,618
Sun Hung Kai & Co. Ltd.	78,000	79,293
Value Partners Group Ltd.	120,000	240,881

		1,371,132
COMMERCIAL SERVICES & SUPPLIES — 0.42%
iOne Holdings Ltd.[a]	480,000	39,631

		39,631
COMMUNICATIONS EQUIPMENT — 5.05%
Suncorp Technologies Ltd.[a]	1,020,000	165,799
VTech Holdings Ltd.[b]	23,400	308,516

		474,315
CONSTRUCTION & ENGINEERING — 0.80%
Hsin Chong Construction Group Ltd.	300,000	37,541
SOCAM Development Ltd.[a]	41,000	37,501

		75,042

Security	Shares	Value

CONTAINERS & PACKAGING — 0.33%
Realord Group Holdings Ltd.	60,000	$30,652

		30,652
DISTRIBUTORS — 0.87%
Hang fat Ginseng Holdings Co. Ltd.[a]	120,000	12,385
Sincere Watch Hong Kong Ltd.	240,000	69,663

		82,048
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.00%
Citic Telecom International Holdings Ltd.[b]	192,000	99,572
Hutchison Telecommunications Hong Kong Holdings Ltd.	204,000	87,637

		187,209
ELECTRICAL EQUIPMENT — 1.95%
Johnson Electric Holdings Ltd.	51,000	182,905

		182,905
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.77%
FIH Mobile Ltd.[a]	390,000	233,450
GCL New Energy Holdings Ltd.[a,b]	600,000	68,116
Truly International Holdings Ltd.	204,000	102,374
VST Holdings Ltd.	108,400	43,911

		447,851
ENERGY EQUIPMENT & SERVICES — 0.59%
Hilong Holding Ltd.[b]	96,000	30,714
SPT Energy Group Inc.[b]	120,000	24,614

		55,328
HEALTH CARE PROVIDERS & SERVICES — 1.61%
Town Health International Medical Group Ltd.	504,000	150,845

		150,845
HOTELS, RESTAURANTS & LEISURE — 6.21%
Cafe de Coral Holdings Ltd.	48,000	184,221
Dorsett Hospitality International Ltd.	108,000	22,710
Emperor Entertainment Hotel Ltd.[b]	90,000	22,292
Macau Legend Development Ltd.[a,b]	276,500	99,163
Melco International Development Ltd.[b]	108,000	163,013
Paradise Entertainment Ltd.[b]	72,000	26,008
Regal Hotels International Holdings Ltd.	60,000	37,077
Tsui Wah Holdings Ltd.	84,000	28,717

		583,201
HOUSEHOLD DURABLES — 2.01%
Kong Sun Holdings Ltd.[a]	300,000	57,666
Man Wah Holdings Ltd.	98,400	111,328
Samson Holding Ltd.	150,000	19,932

		188,926

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI HONG KONG SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.51%
CGN Meiya Power Holdings Co. Ltd.[a,c]	120,000	$47,681

		47,681
INDUSTRIAL CONGLOMERATES — 4.59%
Hopewell Holdings Ltd.	81,000	316,620
Shun Tak Holdings Ltd.	192,000	114,434

		431,054
INTERNET SOFTWARE & SERVICES — 0.39%
SUNeVision Holdings Ltd.[b]	102,000	36,713

		36,713
IT SERVICES — 0.54%
China Public Procurement Ltd.[a,b]	1,128,000	50,932

		50,932
LEISURE PRODUCTS — 0.87%
Haier Healthwise Holdings Ltd.[a]	444,000	60,143
Playmates Toys Ltd.	96,000	21,054

		81,197
MACHINERY — 0.42%
Singamas Container Holdings Ltd.	204,000	38,950

		38,950
MARINE — 3.96%
Orient Overseas International Ltd.	30,000	166,225
Pacific Basin Shipping Ltd.	246,000	91,716
SITC International Holdings Co. Ltd.	168,000	113,783

		371,724
MEDIA — 3.21%
Hong Kong Television Network Ltd.[a]	60,000	22,447
Mei Ah Entertainment Group Ltd.[a]	360,000	60,375
Television Broadcasts Ltd.	26,700	164,129
Tom Group Ltd.[a,b]	168,000	54,183

		301,134
METALS & MINING — 1.33%
G-Resources Group Ltd.[a]	3,222,000	124,698

		124,698
OIL, GAS & CONSUMABLE FUELS — 3.27%
Brightoil Petroleum Holdings Ltd.[a,b]	432,000	240,200
Newocean Energy Holdings Ltd.	132,000	66,412

		306,612
PAPER & FOREST PRODUCTS — 0.79%
KuangChi Science Ltd.[a]	144,000	74,308

		74,308

Security	Shares	Value

PHARMACEUTICALS — 0.59%
United Laboratories International Holdings Ltd. (The)[a]	72,000	$55,452

		55,452
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.01%
Champion REIT	330,000	188,595
Prosperity REIT	174,000	63,076
Regal REIT	156,000	45,684
Sunlight REIT	156,000	79,292

		376,647
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.89%
CSI Properties Ltd.	900,000	37,154
Emperor International Holdings Ltd.	156,000	37,835
Far East Consortium International Ltd./HK	138,000	64,981
Great Eagle Holdings Ltd.	36,000	136,076
K Wah International Holdings Ltd.	162,000	98,643
Kowloon Development Co. Ltd.	54,000	71,753
Lai Sun Development Co. Ltd.	1,443,000	39,279
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	147,000	63,909
Liu Chong Hing Investment Ltd.	24,000	31,705
Midland Holdings Ltd.[a]	72,000	35,482
Polytec Asset Holdings Ltd.[b]	210,000	30,071

		646,888
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.56%
China Jinhai International Group Ltd.[a]	504,000	80,624
Hua Hong Semiconductor Ltd.[a,c]	48,000	67,001
United Photovoltaics Group Ltd.[a]	480,000	92,265

		239,890
SOFTWARE — 1.31%
Finsoft Corp.[a]	210,000	58,788
IGG Inc.[b]	78,000	64,601

		123,389
SPECIALTY RETAIL — 8.20%
Bonjour Holdings Ltd.	229,000	20,089
Chow Sang Sang Holdings International Ltd.	42,000	91,786
Emperor Watch & Jewellery Ltd.[b]	480,000	23,840
Esprit Holdings Ltd.[b]	249,050	249,000
Giordano International Ltd.	168,000	95,145
IT Ltd.	72,000	28,237
Luk Fook Holdings International Ltd.	48,000	152,950
Sa Sa International Holdings Ltd.[b]	144,000	74,865
Trinity Ltd.	144,000	33,438

		769,350
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.36%
Yunbo Digital Synergy Group Ltd.[a]	63,294	33,396

		33,396
TEXTILES, APPAREL & LUXURY GOODS — 4.84%
Global Brands Group Holding Ltd.[a]	828,000	185,862

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI HONG KONG SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

Pacific Textiles Holdings Ltd.[b]	102,000	$142,903
Sitoy Group Holdings Ltd.	48,000	32,200
Texwinca Holdings Ltd.	96,000	93,133

		454,098
TRADING COMPANIES & DISTRIBUTORS — 1.26%
CGN Mining Co. Ltd.[a]	180,000	26,240
Summit Ascent Holdings Ltd.[a,b]	132,000	91,615

		117,855
WIRELESS TELECOMMUNICATION SERVICES — 0.99%
SmarTone Telecommunications Holdings Ltd.	54,000	92,931

		92,931

TOTAL COMMON STOCKS
(Cost: $8,740,135)		9,390,296

SHORT-TERM INVESTMENTS — 20.03%

MONEY MARKET FUNDS — 20.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	1,777,574	1,777,574
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	99,547	99,547
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,917	2,917

		1,880,038

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,880,038)		1,880,038

TOTAL INVESTMENTS IN SECURITIES — 120.09%
(Cost: $10,620,173)		11,270,334
Other Assets, Less Liabilities — (20.09)%		(1,885,776)

NET ASSETS — 100.00%		$9,384,558

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

36

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI INDIA ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 100.17%

AUTO COMPONENTS — 2.09%
Bharat Forge Ltd.	1,350,957	$26,050,866
Bosch Ltd.	96,311	35,692,883
Motherson Sumi Systems Ltd.	2,727,944	20,799,285

		82,543,034
AUTOMOBILES — 6.06%
Bajaj Auto Ltd.	1,080,245	39,174,923
Hero Motocorp Ltd.	642,941	27,149,166
Mahindra & Mahindra Ltd.	4,802,535	94,605,042
Tata Motors Ltd.	10,417,206	78,561,796

		239,490,927
BANKS — 3.90%
ICICI Bank Ltd.	14,188,953	70,482,380
State Bank of India	19,241,376	83,799,953

		154,282,333
BEVERAGES — 1.40%
United Breweries Ltd.	851,181	12,704,493
United Spirits Ltd.[a]	749,664	42,686,522

		55,391,015
CHEMICALS — 1.94%
Asian Paints Ltd.	3,709,275	45,710,917
UPL Ltd.	3,589,537	31,061,126

		76,772,043
CONSTRUCTION & ENGINEERING — 2.67%
Larsen & Toubro Ltd.	4,073,695	105,528,737

		105,528,737
CONSTRUCTION MATERIALS — 2.20%
ACC Ltd.	580,469	13,745,935
Ambuja Cements Ltd.	8,787,728	32,692,763
Shree Cement Ltd.	106,723	18,943,233
Ultratech Cement Ltd.	460,731	21,463,808

		86,845,739
CONSUMER FINANCE — 1.00%
Mahindra & Mahindra Financial Services Ltd.	3,592,140	15,202,951
Shriram Transport Finance Co. Ltd.	1,900,190	24,504,280

		39,707,231
DIVERSIFIED FINANCIAL SERVICES — 0.82%
Power Finance Corp. Ltd.	3,402,121	14,521,256
Rural Electrification Corp. Ltd.	3,818,601	17,712,964

		32,234,220

Security	Shares	Value

ELECTRIC UTILITIES — 0.42%
Tata Power Co. Ltd.	14,290,469	$16,681,024

		16,681,024
ELECTRICAL EQUIPMENT — 0.75%
Bharat Heavy Electricals Ltd.	7,569,524	29,825,936

		29,825,936
FOOD PRODUCTS — 1.12%
GlaxoSmithKline Consumer Healthcare Ltd.	130,150	12,565,093
Nestle India Ltd.	299,345	31,644,926

		44,210,019
GAS UTILITIES — 0.75%
GAIL (India) Ltd.	4,904,052	29,858,346

		29,858,346
HEALTH CARE PROVIDERS & SERVICES — 0.47%
Apollo Hospitals Enterprise Ltd.	986,537	18,730,166

		18,730,166
HOUSEHOLD PRODUCTS — 3.32%
Hindustan Unilever Ltd.	9,756,044	131,302,646

		131,302,646
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.80%
NTPC Ltd.	14,876,145	31,806,120

		31,806,120
INDUSTRIAL CONGLOMERATES — 0.85%
Aditya Birla Nuvo Ltd.	486,761	13,775,604
Siemens Ltd.	918,859	19,690,375

		33,465,979
IT SERVICES — 21.07%
HCL Technologies Ltd.	7,244,149	114,646,212
Infosys Ltd.	11,841,047	375,099,747
Tata Consultancy Services Ltd.	6,057,181	247,565,178
Tech Mahindra Ltd.	2,970,023	25,781,704
Wipro Ltd.	7,954,768	69,961,728

		833,054,569
LIFE SCIENCES TOOLS & SERVICES — 0.37%
Divi’s Laboratories Ltd.	512,791	14,612,230

		14,612,230
MACHINERY — 1.05%
Eicher Motors Ltd.	140,562	41,588,833

		41,588,833

37

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDIA ETF

May 31, 2015

Security	Shares	Value

MEDIA — 0.95%
Zee Entertainment Enterprises Ltd.	7,426,359	$37,645,607

		37,645,607
METALS & MINING — 2.75%
Hindalco Industries Ltd.	14,368,560	29,078,525
Jindal Steel & Power Ltd.	4,716,636	8,836,365
JSW Steel Ltd.	1,090,657	15,647,842
Sesa Sterlite Ltd.	11,461,009	35,253,600
Tata Steel Ltd.	3,881,073	19,962,539

		108,778,871
OIL, GAS & CONSUMABLE FUELS — 10.10%
Bharat Petroleum Corp. Ltd.	2,235,977	29,764,012
Cairn India Ltd.	5,799,484	17,489,372
Coal India Ltd.	8,954,320	54,826,874
Oil & Natural Gas Corp. Ltd.	11,026,308	56,947,569
Oil India Ltd.	1,548,785	11,275,245
Reliance Industries Ltd.	16,677,421	229,011,383

		399,314,455
PERSONAL PRODUCTS — 1.87%
Dabur India Ltd.	6,791,227	28,694,539
Godrej Consumer Products Ltd.	1,535,770	25,250,195
Marico Ltd.	2,910,154	20,030,982

		73,975,716
PHARMACEUTICALS — 10.74%
Aurobindo Pharma Ltd.	1,691,950	36,405,421
Cipla Ltd.	4,448,527	45,306,314
Dr. Reddy’s Laboratories Ltd.	1,514,946	83,858,264
Lupin Ltd.	2,837,270	81,442,471
Piramal Enterprises Ltd.	894,710	13,090,823
Sun Pharmaceuticals Industries Ltd.	10,875,334	164,510,366

		424,613,659
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
DLF Ltd.	2,756,577	5,082,292

		5,082,292
ROAD & RAIL — 0.62%
Container Corp. of India Ltd.	853,784	24,410,539

		24,410,539
THRIFTS & MORTGAGE FINANCE — 10.02%
Housing Development Finance Corp. Ltd.	19,254,391	372,644,237
LIC Housing Finance Ltd.	3,576,522	23,464,079

		396,108,316
TOBACCO — 3.74%
ITC Ltd.	28,875,079	147,887,786

		147,887,786

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.48%
Adani Enterprises Ltd.	1,699,759	$18,797,718

		18,797,718
TRANSPORTATION INFRASTRUCTURE — 0.82%
Adani Ports & Special Economic Zone Ltd.	6,403,380	32,469,961

		32,469,961
WIRELESS TELECOMMUNICATION SERVICES — 4.90%
Bharti Airtel Ltd.	15,454,011	102,984,394
Bharti Infratel Ltd.	5,505,341	41,277,397
Idea Cellular Ltd.	13,907,829	37,716,885
Reliance Communications Ltd.[a]	11,226,739	11,962,180

		193,940,856

TOTAL COMMON STOCKS
(Cost: $3,805,234,029)		3,960,956,923

TOTAL INVESTMENTS IN SECURITIES — 100.17%
(Cost: $3,805,234,029)		3,960,956,923
Other Assets, Less Liabilities — (0.17)%		(6,754,197)

NET ASSETS — 100.00%		$3,954,202,726

[a]	Non-income earning security.

See accompanying notes to schedules of investments.

38

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI INDIA SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 100.14%

AIR FREIGHT & LOGISTICS — 0.71%
Blue Dart Express Ltd.	5,208	$516,411

		516,411
AIRLINES — 0.22%
Jet Airways India Ltd.[a]	26,880	161,828

		161,828
AUTO COMPONENTS — 5.11%
Amtek Auto Ltd.	100,044	252,827
Amtek India Ltd.	73,376	208,009
Apollo Tyres Ltd.	251,102	746,430
Asahi India Glass Ltd.[a]	58,351	153,446
Balkrishna Industries Ltd.	41,298	471,719
Ceat Ltd.	20,790	252,753
MRF Ltd.	1,134	636,979
Sundram Fasteners Ltd.	55,020	149,425
Tube Investments of India Ltd.	75,852	409,746
WABCO India Ltd.	4,662	416,568

		3,697,902
AUTOMOBILES — 0.65%
TVS Motor Co. Ltd.	127,134	474,068

		474,068
BANKS — 7.02%
Allahabad Bank[a]	142,548	238,040
Andhra Bank[a]	154,140	193,320
City Union Bank Ltd.	122,106	196,448
DCB Bank Ltd.[a]	178,164	371,580
Federal Bank Ltd.	683,676	1,529,717
Indian Bank	84,420	220,348
Jammu & Kashmir Bank Ltd. (The)	247,926	417,699
Karnataka Bank Ltd. (The)	121,591	269,203
Karur Vysya Bank Ltd. (The)	54,096	392,255
Oriental Bank of Commerce	76,818	257,819
State Bank of Bikaner & Jaipur	17,640	154,825
Syndicate Bank	163,254	297,796
Union Bank of India	139,391	378,453
Vijaya Bank	220,500	160,025

		5,077,528
BIOTECHNOLOGY — 0.51%
Biocon Ltd.	52,206	368,946

		368,946
BUILDING PRODUCTS — 1.80%
Astral Polytechnik Ltd.	31,668	190,951
Blue Star Ltd.	24,696	138,877
Cera Sanitaryware Ltd.	3,276	120,345
Kajaria Ceramics Ltd.	35,322	467,946

Security	Shares	Value

Sintex Industries Ltd.	221,550	$383,495

		1,301,614
CAPITAL MARKETS — 2.42%
Edelweiss Financial Services Ltd.	347,175	348,717
IIFL Holdings Ltd.	202,356	592,814
JM Financial Ltd.	232,729	180,196
Motilal Oswal Financial Services Ltd.	29,260	147,706
PTC India Financial Services Ltd.	147,880	109,174
Religare Enterprises Ltd.[a]	45,864	231,632
Tata Investment Corp. Ltd.	14,490	138,579

		1,748,818
CHEMICALS — 7.20%
Aarti Industries	23,310	115,936
Akzo Nobel India Ltd.	9,072	195,080
Atul Ltd.	8,148	149,433
BASF India Ltd.	10,248	173,546
Bayer CropScience Ltd./India	9,702	548,096
Berger Paints India Ltd.	184,842	615,453
Coromandel International Ltd.	85,764	319,066
Dhanuka Agritech Ltd.	12,354	126,545
EID Parry India Ltd.	72,157	183,143
Finolex Industries Ltd.	36,918	158,964
Godrej Industries Ltd.	78,120	463,647
Gujarat Fluorochemicals Ltd.	28,098	280,688
Kansai Nerolac Paints Ltd.	127,954	441,364
Monsanto India Ltd.	4,377	200,400
PI Industries Ltd.	59,934	640,056
Rallis India Ltd.	53,718	195,556
Sharda Cropchem Ltd.[a]	23,730	134,560
Supreme Industries Ltd.	15,750	164,686
Vinati Organics Ltd.	11,928	108,230

		5,214,449
CONSTRUCTION & ENGINEERING — 4.11%
Alstom India Ltd.	18,144	207,985
Engineers India Ltd.	101,892	336,070
Hindustan Construction Co. Ltd.[a]	469,772	212,943
IRB Infrastructure Developers Ltd.	160,776	621,417
Kalpataru Power Transmission Ltd.	40,374	143,786
NCC Ltd./India	381,444	491,839
Sadbhav Engineering Ltd.	86,604	390,127
Voltas Ltd.	109,074	568,629

		2,972,796
CONSTRUCTION MATERIALS — 2.64%
Century Textiles & Industries Ltd.	30,366	320,034
Dalmia Bharat Ltd.	21,378	203,148
India Cements Ltd. (The)[a]	207,228	297,703
JK Cement Ltd.	18,690	186,955
JK Lakshmi Cement Ltd.	33,771	180,366
Orient Cement Ltd.	49,742	150,084
Prism Cement Ltd.[a]	128,531	229,928
Ramco Cements Ltd. (The)	67,074	339,275

		1,907,493

39

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

CONSUMER FINANCE — 3.24%
Capital First Ltd.	23,940	$152,581
Manappuram Finance Ltd.	245,030	121,429
Muthoot Finance Ltd.	104,235	318,337
Repco Home Finance Ltd.	33,494	323,055
SKS Microfinance Ltd.[a]	102,774	744,017
Sundaram Finance Ltd.	28,476	682,737

		2,342,156
DISTRIBUTORS — 0.05%
Risa International Ltd.[a]	34,356	33,998

		33,998
DIVERSIFIED FINANCIAL SERVICES — 3.52%
Credit Analysis & Research Ltd.	12,894	310,680
CRISIL Ltd.	19,572	643,888
IFCI Ltd.	643,232	312,218
L&T Finance Holdings Ltd.	377,163	381,201
PMC Fincorp Ltd.[a]	43,418	6,832
Reliance Capital Ltd.	118,776	734,885
SREI Infrastructure Finance Ltd.	257,376	155,958
Tilak Finance Ltd.[a]	13,566	4,418

		2,550,080
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.59%
Tata Communications Ltd.	62,485	427,109

		427,109
ELECTRIC UTILITIES — 2.33%
CESC Ltd.	74,214	637,021
Reliance Infrastructure Ltd.	115,318	739,129
Torrent Power Ltd.	121,380	308,647

		1,684,797
ELECTRICAL EQUIPMENT — 6.36%
Alstom T&D India Ltd.	67,364	558,446
Amara Raja Batteries Ltd.	44,856	621,995
Crompton Greaves Ltd.	377,879	994,897
Finolex Cables Ltd.	76,863	298,588
Havells India Ltd.	275,772	1,190,678
Schneider Electric Infrastructure Ltd.[a]	52,422	179,675
Sterlite Technologies Ltd.	120,756	138,688
Suzlon Energy Ltd.[a]	1,575,546	621,670

		4,604,637
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.73%
PS IT Infrastructure & Service Ltd.[a]	129,074	44,563
Redington India Ltd.	252,882	483,660

		528,223
ENERGY EQUIPMENT & SERVICES — 0.15%
Aban Offshore Ltd.	17,396	106,665

		106,665

Security	Shares	Value

FOOD PRODUCTS — 2.17%
Advanta Ltd.[a]	26,891	$219,600
KRBL Ltd.	48,215	137,210
McLeod Russel India Ltd.	54,558	205,320
Shree Renuka Sugars Ltd.[a]	429,786	76,043
Tata Global Beverages Ltd.	339,024	776,345
Zydus Wellness Ltd.	9,954	154,992

		1,569,510
GAS UTILITIES — 1.32%
Gujarat Gas Co. Ltd.[a]	40,068	466,201
Gujarat State Petronet Ltd.	142,254	268,399
Indraprastha Gas Ltd.	34,946	221,332

		955,932
HEALTH CARE PROVIDERS & SERVICES — 0.39%
Fortis Healthcare Ltd.[a]	103,278	282,022

		282,022
HOTELS, RESTAURANTS & LEISURE — 2.81%
Cox & Kings Ltd.	85,386	393,130
EIH Ltd.	121,002	198,935
Indian Hotels Co. Ltd.[a]	399,672	638,624
Jubilant Foodworks Ltd.[a]	19,026	533,412
Thomas Cook India Ltd.	68,298	267,829

		2,031,930
HOUSEHOLD DURABLES — 1.80%
Bajaj Electricals Ltd.	28,310	122,498
Hitachi Home & Life Solutions India Ltd.	5,586	139,881
Symphony Ltd.	7,854	310,440
TTK Prestige Ltd.	1,850	114,894
Videocon Industries Ltd.[a]	84,966	197,893
Whirlpool of India Ltd.[a]	35,406	419,941

		1,305,547
HOUSEHOLD PRODUCTS — 0.49%
Eveready Industries India Ltd.	32,749	159,729
Jyothy Laboratories Ltd.	46,620	198,076

		357,805
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.34%
PTC India Ltd.	228,690	246,894

		246,894
INDUSTRIAL CONGLOMERATES — 0.22%
Century Plyboards India Ltd.	48,710	159,630

		159,630
INSURANCE — 1.35%
MAX India Ltd.	132,762	976,597

		976,597

40

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 1.16%
Info Edge India Ltd.	27,804	$355,548
Just Dial Ltd.	27,006	481,248

		836,796
IT SERVICES — 5.47%
CMC Ltd.	11,970	379,691
eClerx Services Ltd.	14,784	365,744
Hexaware Technologies Ltd.	102,018	449,260
MindTree Ltd.	55,398	1,256,612
Mphasis Ltd.	82,278	476,344
Persistent Systems Ltd.	42,972	529,293
Polaris Consulting & Services Ltd./India	57,498	156,560
Rolta India Ltd.	79,584	144,610
Vakrangee Ltd.	116,886	200,312

		3,958,426
MACHINERY — 5.85%
AIA Engineering Ltd.	36,459	580,798
Ashok Leyland Ltd.[a]	1,252,734	1,401,489
BEML Ltd.	10,329	167,737
Greaves Cotton Ltd.	65,394	127,939
Ingersoll-Rand India Ltd.	8,316	117,762
ISGEC Heavy Engineering Ltd.	1,932	196,448
Jain Irrigation Systems Ltd.	360,278	378,238
Lakshmi Machine Works Ltd.	3,192	191,096
SKF India Ltd.	13,272	292,897
Texmaco Rail & Engineering Ltd.	55,266	111,369
Thermax Ltd.	32,844	495,543
Timken India Ltd.	17,514	171,009

		4,232,325
MEDIA — 1.70%
DEN Networks Ltd.[a]	19,783	43,769
Dish TV India Ltd.[a]	351,246	556,846
Jagran Prakashan Ltd.	95,508	174,368
PVR Ltd.	18,270	190,449
TV18 Broadcast Ltd.[a]	526,890	264,409

		1,229,841
METALS & MINING — 0.72%
Jindal Saw Ltd.	144,312	138,852
Maharashtra Seamless Ltd.	32,550	102,977
MOIL Ltd.	43,260	164,902
Ratnamani Metals & Tubes Ltd.	12,306	113,577

		520,308
MULTILINE RETAIL — 0.64%
Future Retail Ltd.	102,165	195,000
Shoppers Stop Ltd.	26,335	167,082
Trent Ltd.	5,292	98,712

		460,794

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 0.70%
Great Eastern Shipping Co. Ltd. (The)	94,416	$503,375

		503,375
PAPER & FOREST PRODUCTS — 0.00%
Nirvikara Paper Mills Ltd.[a]	3,526	2,633

		2,633
PERSONAL PRODUCTS — 1.11%
Bajaj Corp. Ltd.	45,238	327,635
Gillette India Ltd.	6,678	473,625

		801,260
PHARMACEUTICALS — 7.08%
Ajanta Pharma Ltd.	21,756	538,107
Alembic Pharmaceuticals Ltd.	57,666	498,456
AstraZeneca Pharma India Ltd.[a]	7,560	113,880
FDC Ltd./India	45,780	110,891
Indoco Remedies Ltd.	23,226	143,466
Marksans Pharma Ltd.	237,972	230,273
Natco Pharma Ltd.	8,946	310,026
Pfizer Ltd./India[a]	11,340	393,621
Shilpa Medicare Ltd.	9,230	146,024
Strides Arcolab Ltd.	18,102	358,376
Sun Pharma Advanced Research Co. Ltd.[a]	65,688	425,655
Suven Life Sciences Ltd.	48,835	214,445
Torrent Pharmaceuticals Ltd.	44,688	842,978
Unichem Laboratories Ltd.	40,069	120,647
Wockhardt Ltd.	29,946	678,009

		5,124,854
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.26%
Delta Corp. Ltd.	73,584	88,889
Godrej Properties Ltd.	56,574	237,444
Housing Development & Infrastructure Ltd.[a]	285,978	489,420
Indiabulls Real Estate Ltd.	211,344	193,752
Oberoi Realty Ltd.	63,588	305,314
Sobha Ltd.	47,838	321,485

		1,636,304
SOFTWARE — 1.59%
Cyient Ltd.	74,052	647,515
NIIT Technologies Ltd.	34,230	204,658
Tata Elxsi Ltd.	8,190	162,219
Zensar Technologies Ltd.	11,340	137,448

		1,151,840
SPECIALTY RETAIL — 0.40%
PC Jeweller Ltd.	49,434	291,072

		291,072
TEXTILES, APPAREL & LUXURY GOODS — 4.99%
Arvind Infrastructure Ltd.[a]	16,623	—
Arvind Ltd.	136,584	509,199

41

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

Bata India Ltd.	10,038	$168,324
Bombay Dyeing & Manufacturing Co. Ltd.	101,472	106,848
Kitex Garments Ltd.	3,432	49,981
Page Industries Ltd.	6,216	1,577,182
Rajesh Exports Ltd.	81,354	292,023
Raymond Ltd.	27,720	187,719
SRF Ltd.	15,078	259,944
Vaibhav Global Ltd.	9,828	91,984
Vardhman Textiles Ltd.	19,026	189,631
Welspun India Ltd.	20,580	182,257

		3,615,092
THRIFTS & MORTGAGE FINANCE — 4.03%
Dewan Housing Finance Corp. Ltd.	81,606	564,324
GRUH Finance Ltd.	99,204	362,309
Indiabulls Housing Finance Ltd.	213,486	1,992,085

		2,918,718
TRADING COMPANIES & DISTRIBUTORS — 0.02%
CCL International Ltd.	4,086	17,990

		17,990
TRANSPORTATION INFRASTRUCTURE — 1.69%
Gateway Distriparks Ltd.	69,510	390,235
Gujarat Pipavav Port Ltd.[a]	240,114	830,316

		1,220,551
WATER UTILITIES — 0.48%
VA Tech Wabag Ltd.	30,366	348,466

		348,466

TOTAL COMMON STOCKS
(Cost: $67,637,648)		72,476,030

TOTAL INVESTMENTS IN SECURITIES — 100.14%
(Cost: $67,637,648)		72,476,030
Other Assets, Less Liabilities — (0.14)%		(98,456)

NET ASSETS — 100.00%		$72,377,574

[a]	Non-income earning security.

See accompanying notes to schedules of investments.

42

Schedule of Investments  (Unaudited)

iSHARES® MSCI INDONESIA ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.41%

AIRLINES — 0.00%
Garuda Indonesia Persero Tbk PTa	6	$—

		—
AUTO COMPONENTS — 0.10%
Gajah Tunggal Tbk PT	6,361,586	485,874

		485,874
AUTOMOBILES — 9.32%
Astra International Tbk PT	81,028,030	44,729,629

		44,729,629
BANKS — 30.47%
Bank Bukopin Tbk PT	14,553,599	792,392
Bank Central Asia Tbk PT	49,367,358	52,730,939
Bank Danamon Indonesia Tbk PT	13,428,660	4,488,406
Bank Mandiri Persero Tbk PT	37,361,480	30,442,373
Bank Negara Indonesia Persero Tbk PT	29,860,358	15,524,044
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,809,036	660,167
Bank Pembangunan Daerah Jawa Timur Tbk PT	12,013,100	467,842
Bank Rakyat Indonesia Persero Tbk PT	44,437,872	39,568,659
Bank Tabungan Negara Persero Tbk PT	16,921,226	1,541,899

		146,216,721
BUILDING PRODUCTS — 0.20%
Arwana Citramulia Tbk PT	19,261,000	983,150

		983,150
CONSTRUCTION & ENGINEERING — 1.93%
Adhi Karya Persero Tbk PT	3,634,700	688,515
Inovisi Infracom Tbk PTa	9,476,400	83,843
Pembangunan Perumahan Persero Tbk PT	8,723,000	2,651,729
Sitara Propertindo Tbk PTa	16,117,200	583,797
Surya Semesta Internusa Tbk PT	13,182,374	1,086,569
Total Bangun Persada Tbk PT	4,795,300	349,929
Waskita Karya Persero Tbk PT	13,628,700	1,752,026
Wijaya Karya Persero Tbk PT	8,615,439	2,045,711

		9,242,119
CONSTRUCTION MATERIALS — 4.92%
Indocement Tunggal Prakarsa Tbk PT	5,894,444	9,984,539
PT Holcim Indonesia Tbk	6,151,500	776,846
PT Wijaya Karya Beton Tbk	8,813,800	763,143
Semen Indonesia Persero Tbk PT	11,871,955	12,074,848

		23,599,376
DIVERSIFIED TELECOMMUNICATION SERVICES — 10.23%
Link Net Tbk PTa	4,274,500	1,818,214
Telekomunikasi Indonesia Persero Tbk PT	201,751,590	43,404,664

Security	Shares	Value

XL Axiata Tbk PT	11,957,300	$3,879,070

		49,101,948
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.08%
Sigmagold Inti Perkasa Tbk PTa	13,080,315	404,556

		404,556
FOOD & STAPLES RETAILING — 0.25%
Matahari Putra Prima Tbk PT	4,305,700	1,188,431

		1,188,431
FOOD PRODUCTS — 7.01%
Astra Agro Lestari Tbk PT	1,575,970	2,955,540
Charoen Pokphand Indonesia Tbk PT	29,538,625	7,013,860
Eagle High Plantations Tbk PT	44,150,052	1,338,791
Indofood CBP Sukses Makmur Tbk PT	4,668,277	4,977,519
Indofood Sukses Makmur Tbk PT	17,574,130	9,701,387
Japfa Comfeed Indonesia Tbk PT	19,202,100	987,404
Malindo Feedmill Tbk PT	3,253,900	458,902
Nippon Indosari Corpindo Tbk PT	6,162,700	589,520
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	12,290,600	1,547,478
PT Bisi International Tbk	6,020,800	769,446
Salim Ivomas Pratama Tbk PT	12,654,200	598,070
Sampoerna Agro PT	2,672,772	358,754
Sawit Sumbermas Sarana Tbk PT	7,646,400	1,358,820
Tiga Pilar Sejahtera Food Tbk	7,120,900	982,732

		33,638,223
GAS UTILITIES — 2.95%
Perusahaan Gas Negara Persero Tbk PT	43,667,507	14,182,694

		14,182,694
HEALTH CARE PROVIDERS & SERVICES — 0.26%
Siloam International Hospitals Tbk PT	1,157,000	1,233,643

		1,233,643
HOUSEHOLD PRODUCTS — 4.17%
Unilever Indonesia Tbk PT	6,108,604	20,001,706

		20,001,706
INSURANCE — 0.28%
Panin Financial Tbk PTa	57,683,378	1,326,055

		1,326,055
MACHINERY — 2.15%
United Tractors Tbk PT	6,719,396	10,314,862

		10,314,862
MARINE — 0.00%
Berlian Laju Tanker Tbk PTa	20,137,514	—

		—

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

May 31, 2015

Security	Shares	Value

MEDIA — 2.93%
Global Mediacom Tbk PT	28,457,600	$2,776,036
Media Nusantara Citra Tbk PT	20,001,600	3,115,797
MNC Investama Tbk PT	93,082,082	1,464,086
MNC Sky Vision Tbk PTa	3,543,207	344,300
Surya Citra Media Tbk PT	23,412,200	5,470,636
Visi Media Asia Tbk PTa	26,368,200	877,345

		14,048,200
METALS & MINING — 1.07%
Aneka Tambang Persero Tbk PTa	13,505,666	776,188
Hanson International Tbk PTa	54,100,507	3,191,046
Krakatau Steel Persero Tbk PTa	12,716,600	375,036
Timah Persero Tbk PT	12,068,080	803,078

		5,145,348
MULTILINE RETAIL — 3.32%
Matahari Department Store Tbk PT	9,347,500	12,334,685
Mitra Adiperkasa Tbk PT	2,990,300	1,311,535
Multipolar Tbk PT	28,202,394	1,599,500
Ramayana Lestari Sentosa Tbk PT	12,890,900	682,368

		15,928,088
OIL, GAS & CONSUMABLE FUELS — 3.12%
Adaro Energy Tbk PT	57,618,139	3,747,096
Benakat Integra Tbk PT	88,989,410	524,892
Bumi Resources Tbk PTa	102,574,717	605,023
Elnusa Tbk PT	10,217,900	432,700
Energi Mega Persada Tbk PTa	142,915,742	734,897
Golden Eagle Energy Tbk PTa	4,448,469	694,653
Harum Energy Tbk PT	3,266,400	288,996
Indika Energy Tbk PTa	3,557,963	99,550
Indo Tambangraya Megah Tbk PT	1,587,380	1,620,511
Medco Energi Internasional Tbk PT	6,670,052	1,336,633
Sugih Energy Tbk PTa	79,037,411	2,468,425
Tambang Batubara Bukit Asam Persero Tbk PT	3,228,250	2,398,484

		14,951,860
PAPER & FOREST PRODUCTS — 0.15%
Sekawan Intipratama Tbk PTa	38,532,900	710,982

		710,982
PERSONAL PRODUCTS — 0.11%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	12,098,700	535,219

		535,219
PHARMACEUTICALS — 2.45%
Kalbe Farma Tbk PT	84,438,685	11,748,879

		11,748,879
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.65%
Agung Podomoro Land Tbk PT	24,822,700	732,067
Alam Sutera Realty Tbk PT	39,317,616	1,783,921
Bekasi Fajar Industrial Estate Tbk PT	17,377,700	651,795

Security	Shares	Value

Bumi Serpong Damai Tbk PT	29,417,022	$4,237,706
Ciputra Development Tbk PT	42,496,222	4,595,402
Ciputra Property Tbk PT	11,239,640	565,212
Ciputra Surya Tbk PT	3,208,080	705,952
Intiland Development Tbk PT	24,896,820	1,167,274
Kawasan Industri Jababeka Tbk PT	68,852,449	1,421,409
Lippo Cikarang Tbk PTa	1,671,700	1,371,593
Lippo Karawaci Tbk PT	78,523,262	7,719,316
Modernland Realty Tbk PT	32,604,218	1,393,027
Nirvana Development Tbk PTa	26,556,000	447,821
Pakuwon Jati Tbk PT	96,410,877	3,222,445
Sentul City Tbk PT	88,686,950	663,945
Summarecon Agung Tbk PT	40,425,358	6,037,514

		36,716,399
SPECIALTY RETAIL — 0.59%
Ace Hardware Indonesia Tbk PT	30,893,179	1,611,940
Mitra Pinasthika Mustika Tbk PT	6,250,600	326,143
Tiphone Mobile Indonesia Tbk PT	11,405,900	901,328

		2,839,411
TEXTILES, APPAREL & LUXURY GOODS — 0.18%
PT Sri Rejeki Isman Tbk	33,583,000	860,907

		860,907
TOBACCO — 1.43%
Gudang Garam Tbk PT	1,925,542	6,858,215

		6,858,215
TRANSPORTATION INFRASTRUCTURE — 0.95%
Jasa Marga Persero Tbk PT	8,166,100	3,998,450
Nusantara Infrastructure Tbk PTa	36,587,500	561,650

		4,560,100
WIRELESS TELECOMMUNICATION SERVICES — 1.14%
Tower Bersama Infrastructure Tbk PT	7,680,300	5,473,898

		5,473,898

TOTAL COMMON STOCKS (Cost: $592,961,597)		477,026,493

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

May 31, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	26,458	$26,458

		26,458

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,458)		26,458

TOTAL INVESTMENTS IN SECURITIES — 99.42% (Cost: $592,988,055)		477,052,951
Other Assets, Less Liabilities — 0.58%		2,769,316

NET ASSETS — 100.00%		$479,822,267

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

45

Schedule of Investments  (Unaudited)

iSHARES® MSCI IRELAND CAPPED ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.37%

AIRLINES — 6.35%
Aer Lingus Group PLC	1,004,235	$2,675,415
Ryanair Holdings PLC ADR	58,529	3,898,031

		6,573,446
BANKS — 10.40%
Bank of Ireland[a]	28,220,204	10,766,855

		10,766,855
BEVERAGES — 2.83%
C&C Group PLC	760,207	2,929,589

		2,929,589
BUILDING PRODUCTS — 4.83%
Kingspan Group PLC	219,712	5,005,515

		5,005,515
CONSTRUCTION MATERIALS — 22.38%
CRH PLC	828,395	23,177,553

		23,177,553
CONTAINERS & PACKAGING — 4.37%
Smurfit Kappa Group PLC	153,869	4,529,444

		4,529,444
DIVERSIFIED FINANCIAL SERVICES — 0.20%
IFG Group PLC	90,236	204,786

		204,786
FOOD & STAPLES RETAILING — 2.22%
Fyffes PLC	1,360,681	1,743,895
Total Produce PLC	456,400	560,419

		2,304,314
FOOD PRODUCTS — 18.65%
Donegal Investment Group PLC	9,633	56,502
Glanbia PLC	247,775	4,873,370
Kerry Group PLC Class A	163,932	12,221,432
Origin Enterprises PLC[a]	231,886	2,160,941

		19,312,245
HEALTH CARE PROVIDERS & SERVICES — 4.26%
UDG Healthcare PLC	545,724	4,417,729

		4,417,729

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 4.44%
Paddy Power PLC	52,004	$4,603,930

		4,603,930
INSURANCE — 1.41%
FBD Holdings PLC	140,026	1,458,417

		1,458,417
INTERNET SOFTWARE & SERVICES — 0.13%
Datalex PLC	66,639	138,083

		138,083
LIFE SCIENCES TOOLS & SERVICES — 4.45%
ICON PLC[a]	70,979	4,604,408

		4,604,408
MARINE — 2.58%
Irish Continental Group PLC	582,476	2,669,339

		2,669,339
OIL, GAS & CONSUMABLE FUELS — 0.04%
San Leon Energy PLC[a]	2,688,779	45,132

		45,132
PROFESSIONAL SERVICES — 0.24%
CPL Resources PLC	41,328	246,939

		246,939
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.10%
Green REIT PLC	1,471,017	2,620,719
Hibernia REIT PLC	1,887,874	2,657,587

		5,278,306
TRADING COMPANIES & DISTRIBUTORS — 4.49%
Grafton Group PLC	372,664	4,646,010

		4,646,010
TOTAL COMMON STOCKS
(Cost: $96,194,092)		102,912,040

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI IRELAND CAPPED ETF

May 31, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	37,611	$37,611

		37,611

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,611)		37,611

TOTAL INVESTMENTS IN SECURITIES — 99.41%
(Cost: $96,231,703)		102,949,651
Other Assets, Less Liabilities — 0.59%		611,634

NET ASSETS — 100.00%		$103,561,285

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

47

Schedule of Investments  (Unaudited)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.70%

AIR FREIGHT & LOGISTICS — 1.91%
Freightways Ltd.	570,928	$2,490,274

		2,490,274
AIRLINES — 3.20%
Air New Zealand Ltd.	1,966,900	4,184,646

		4,184,646
CHEMICALS — 1.76%
Nuplex Industries Ltd.	797,980	2,299,600

		2,299,600
CONSTRUCTION MATERIALS — 10.96%
Fletcher Building Ltd.	2,295,000	14,305,140

		14,305,140
DIVERSIFIED TELECOMMUNICATION SERVICES — 11.84%
Chorus Ltd.[a]	1,541,356	3,476,703
Spark New Zealand Ltd.	6,090,284	11,982,239

		15,458,942
ELECTRIC UTILITIES — 13.44%
Contact Energy Ltd.	1,279,692	5,599,972
Genesis Energy Ltd.	1,780,580	2,381,906
Infratil Ltd.	1,951,940	4,583,379
Mighty River Power Ltd.	2,447,592	4,980,929

		17,546,186
HEALTH CARE EQUIPMENT & SUPPLIES — 6.56%
Fisher & Paykel Healthcare Corp. Ltd.	1,824,236	8,567,029

		8,567,029
HEALTH CARE PROVIDERS & SERVICES — 8.09%
Metlifecare Ltd.	460,972	1,610,502
Ryman Healthcare Ltd.	1,212,508	6,893,451
Summerset Group Holdings Ltd.	846,124	2,053,023

		10,556,976
HEALTH CARE TECHNOLOGY — 0.50%
Orion Health Group Ltd.	189,448	660,528

		660,528
HOTELS, RESTAURANTS & LEISURE — 4.48%
SKYCITY Entertainment Group Ltd.	1,855,788	5,849,751

		5,849,751

Security	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.86%
Meridian Energy Ltd.	3,858,116	$6,341,508

		6,341,508
INTERNET & CATALOG RETAIL — 2.95%
Trade Me Group Ltd.	1,442,892	3,850,086

		3,850,086
MEDIA — 4.40%
Sky Network Television Ltd.	1,270,988	5,742,758

		5,742,758
MULTILINE RETAIL — 0.84%
Warehouse Group Ltd. (The)	533,664	1,093,618

		1,093,618
OIL, GAS & CONSUMABLE FUELS — 2.36%
Z Energy Ltd.	848,368	3,078,646

		3,078,646
REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.71%
Argosy Property Ltd.	2,856,816	2,266,535
Goodman Property Trust	3,916,800	3,302,593
Kiwi Property Group Ltd.	4,444,276	3,984,528
Precinct Properties New Zealand Ltd.	3,914,148	3,119,325

		12,672,981
SOFTWARE — 3.52%
Diligent Board Member Services Inc.[a,b]	281,384	1,101,203
Xero Ltd.[a,b]	239,428	3,492,481

		4,593,684
TRANSPORTATION INFRASTRUCTURE — 8.32%
Auckland International Airport Ltd.	3,149,012	10,867,293

		10,867,293

TOTAL COMMON STOCKS
(Cost: $124,028,985)		130,159,646

SHORT-TERM INVESTMENTS — 2.62%

MONEY MARKET FUNDS — 2.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	3,132,964	3,132,964
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	175,451	175,451

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

May 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	107,990	$107,990

		3,416,405

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,416,405)		3,416,405

TOTAL INVESTMENTS IN SECURITIES — 102.32%
(Cost: $127,445,390)		133,576,051
Other Assets, Less Liabilities — (2.32)%		(3,029,205)

NET ASSETS — 100.00%		$130,546,846

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

49

Schedule of Investments  (Unaudited)

iSHARES® MSCI NORWAY CAPPED ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.36%

AIRLINES — 1.04%
Norwegian Air Shuttle ASA[a,b]	7,282	$281,934

		281,934
AUTO COMPONENTS — 0.34%
Kongsberg Automotive ASA[a]	128,447	91,422

		91,422
BANKS — 13.73%
DNB ASA	187,649	3,284,826
Sparebank 1 Nord Norge	26,466	148,321
SpareBank 1 SMN	34,419	293,531

		3,726,678
CHEMICALS — 6.19%
Borregaard ASA	27,291	195,993
Yara International ASA	29,480	1,482,752

		1,678,745
DIVERSIFIED FINANCIAL SERVICES — 0.61%
Aker ASA Class A	8,140	165,458

		165,458
DIVERSIFIED TELECOMMUNICATION SERVICES — 11.93%
Telenor ASA	143,341	3,238,991

		3,238,991
ENERGY EQUIPMENT & SERVICES — 13.52%
Akastor ASA[a,b]	47,410	82,080
Aker Solutions ASA	43,384	253,816
BW Offshore Ltd.[b]	140,503	108,111
Fred Olsen Energy ASA[a,b]	11,143	84,740
Ocean Yield ASA	14,399	101,561
Petroleum Geo-Services ASA[b]	55,561	339,877
Prosafe SE	66,583	251,895
Seadrill Ltd.[b]	90,574	1,088,370
Subsea 7 SA	65,967	689,474
TGS Nopec Geophysical Co. ASA	26,686	670,769

		3,670,693
FOOD PRODUCTS — 10.89%
Austevoll Seafood ASA	34,848	196,636
Bakkafrost P/F	9,757	257,761
Leroy Seafood Group ASA	7,326	238,635
Marine Harvest ASA	71,148	817,987
Orkla ASA	156,992	1,226,107
Salmar ASA	13,563	219,159

		2,956,285

Security	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.09%
Scatec Solar ASA[c]	4,466	$24,914

		24,914
INSURANCE — 5.03%
Gjensidige Forsikring ASA	52,833	813,055
Protector Forsikring ASA	9,790	92,279
Storebrand ASA[a]	128,172	458,597

		1,363,931
INTERNET SOFTWARE & SERVICES — 1.26%
Opera Software ASA[b]	39,677	342,442

		342,442
IT SERVICES — 0.93%
Atea ASA	22,660	252,821

		252,821
MACHINERY — 0.29%
Hexagon Composites ASA	25,916	77,771

		77,771
MARINE — 1.68%
Golden Ocean Group Ltd.[a,b]	33,887	140,977
Stolt-Nielsen Ltd.	10,263	181,630
Wilh Wilhelmsen ASA	20,537	133,003

		455,610
MEDIA — 4.50%
Schibsted ASA	19,074	1,221,830

		1,221,830
METALS & MINING — 4.56%
Norsk Hydro ASA	264,528	1,237,881

		1,237,881
OIL, GAS & CONSUMABLE FUELS — 18.67%
Avance Gas Holding Ltd.[b,c]	6,710	101,110
BW LPG Ltd.[c]	20,867	172,070
Det Norske Oljeselskap ASA[a,b]	31,625	207,043
DNO ASA[a,b]	180,644	255,061
Hoegh LNG Holdings Ltd.	14,025	211,336
Statoil ASA	220,462	4,122,159

		5,068,779
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.15%
Entra ASA[c]	14,641	137,534
Norwegian Property ASA[a]	84,161	109,010
Selvaag Bolig ASA	18,040	65,935

		312,479

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI NORWAY CAPPED ETF

May 31, 2015

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.24%
Nordic Semiconductor ASA[a]	47,300	$354,855
REC Silicon ASA[a,b]	544,665	117,557
REC Solar ASA[a]	10,021	135,580

		607,992
SPECIALTY RETAIL — 0.37%
XXL ASA[c]	9,141	100,815

		100,815
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.34%
Thin Film Electronics ASA[a,b]	111,892	92,697

		92,697

TOTAL COMMON STOCKS
(Cost: $33,588,984)		26,970,168

SHORT-TERM INVESTMENTS — 10.31%

MONEY MARKET FUNDS — 10.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	2,630,880	2,630,880
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	147,334	147,334
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	21,217	21,217

		2,799,431

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,799,431)		2,799,431

TOTAL INVESTMENTS IN SECURITIES — 109.67%
(Cost: $36,388,415)		29,769,599
Other Assets, Less Liabilities — (9.67)%		(2,624,711)

NET ASSETS — 100.00%		$27,144,888

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

51

Schedule of Investments  (Unaudited)

iSHARES® MSCI PHILIPPINES ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.87%

AIRLINES — 0.63%
Cebu Air Inc.	1,558,250	$3,005,708

		3,005,708
BANKS — 13.85%
Asia United Bank[a]	832,010	1,395,858
Bank of the Philippine Islands	5,773,679	12,690,827
BDO Unibank Inc.	11,839,476	28,679,229
East West Banking Corp.[a]	2,755,200	1,356,435
Metropolitan Bank & Trust Co.	2,336,586	4,690,466
Philippine National Bank[a]	1,864,942	2,593,393
Rizal Commercial Banking Corp.	2,881,058	2,649,397
Security Bank Corp.	3,321,900	11,623,111

		65,678,716
BEVERAGES — 0.19%
Pepsi-Cola Products Philippines Inc.	9,498,500	909,692

		909,692
CHEMICALS — 0.84%
D&L Industries Inc.	9,184,200	3,996,265

		3,996,265
CONSTRUCTION & ENGINEERING — 0.14%
EEI Corp.	3,045,527	642,781

		642,781
DIVERSIFIED FINANCIAL SERVICES — 11.93%
Ayala Corp.	1,592,928	28,225,034
GT Capital Holdings Inc.	576,290	18,044,204
Metro Pacific Investments Corp.	86,108,100	8,690,960
Premium Leisure Corp.	46,475,000	1,605,282

		56,565,480
ELECTRIC UTILITIES — 0.69%
First Philippine Holdings Corp.	1,627,059	3,273,460

		3,273,460
FOOD & STAPLES RETAILING — 0.60%
Cosco Capital Inc.	16,320,500	2,844,237

		2,844,237
FOOD PRODUCTS — 5.83%
RFM Corp.	2,380,939	216,813
Universal Robina Corp.	6,411,300	27,436,942

		27,653,755

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 3.80%
Jollibee Foods Corp.	3,135,233	$14,134,391
Melco Crown Philippines Resorts Corp.[a]	12,630,200	2,305,929
PhilWeb Corp.	3,157,800	1,572,348

		18,012,668
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 6.45%
Aboitiz Power Corp.	10,813,215	10,428,804
Energy Development Corp.	68,881,420	12,220,523
First Gen Corp.	9,369,037	5,663,240
Lopez Holdings Corp.	13,497,650	2,270,548

		30,583,115
INDUSTRIAL CONGLOMERATES — 18.11%
Aboitiz Equity Ventures Inc.	14,255,960	17,905,882
Alliance Global Group Inc.	15,091,239	7,768,172
DMCI Holdings Inc.	29,266,300	8,730,331
JG Summit Holdings Inc.	18,419,762	28,299,959
SM Investments Corp.	1,173,894	23,169,827

		85,874,171
MEDIA — 0.67%
ABS-CBN Holdings Corp. PDR	2,298,910	3,171,088

		3,171,088
METALS & MINING — 0.76%
Atlas Consolidated Mining & Development Corp.[a]	5,093,136	753,946
Nickel Asia Corp.	5,577,900	2,839,931

		3,593,877
REAL ESTATE MANAGEMENT & DEVELOPMENT — 19.81%
Ayala Land Inc.	53,912,440	48,428,692
Belle Corp.	31,873,299	2,502,109
Filinvest Land Inc.	71,268,590	2,973,188
Megaworld Corp.	82,885,400	8,830,451
SM Prime Holdings Inc.	60,921,135	26,289,618
Vista Land & Lifescapes Inc.	31,368,600	4,946,086

		93,970,144
SPECIALTY RETAIL — 0.35%
SSI Group Inc.[a]	7,302,200	1,634,540

		1,634,540
TRANSPORTATION INFRASTRUCTURE — 1.89%
International Container Terminal Services Inc.	3,739,920	8,975,472

		8,975,472
WATER UTILITIES — 1.00%
Manila Water Co. Inc.	9,038,654	4,764,122

		4,764,122

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI PHILIPPINES ETF

May 31, 2015

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 12.33%
Globe Telecom Inc.	243,805	$13,944,214
Philippine Long Distance Telephone Co.	714,347	44,541,542

		58,485,756

TOTAL COMMON STOCKS
(Cost: $455,557,934)		473,635,047

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	62,196	62,196

		62,196

TOTAL SHORT-TERM INVESTMENTS
(Cost: $62,196)		62,196

TOTAL INVESTMENTS IN SECURITIES — 99.88%
(Cost: $455,620,130)		473,697,243
Other Assets, Less Liabilities — 0.12%		567,378

NET ASSETS — 100.00%		$474,264,621

PDR  —  Philippine Depositary Receipt

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

53

Schedule of Investments  (Unaudited)

iSHARES® MSCI POLAND CAPPED ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.34%

AIR FREIGHT & LOGISTICS — 0.44%
Integer.pl SAa,b	27,469	$953,083

		953,083
BANKS — 31.58%
Alior Bank SAa	167,030	4,134,609
Bank Handlowy w Warszawie SA	121,547	3,524,649
Bank Millennium SAa	1,620,984	3,081,916
Bank Pekao SA	355,386	17,734,286
Bank Zachodni WBK SAa	105,732	9,572,583
Getin Holding SAa	1,980,192	1,033,492
Getin Noble Bank SAa	4,790,617	2,015,544
mBank SAa,b	51,198	6,203,092
Powszechna Kasa Oszczednosci Bank Polski SA	2,429,027	21,137,722

		68,437,893
CHEMICALS — 4.09%
Boryszew SAa,b	587,618	963,872
Ciech SA	122,688	1,780,502
Grupa Azoty SA	168,584	3,421,599
Synthos SA	2,123,603	2,691,684

		8,857,657
CONSTRUCTION & ENGINEERING — 0.99%
Budimex SA	48,860	2,153,254

		2,153,254
DIVERSIFIED FINANCIAL SERVICES — 0.80%
Warsaw Stock Exchange	127,497	1,732,145

		1,732,145
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.79%
Netia SA	1,217,521	1,954,959
Orange Polska SA	2,267,820	6,268,299

		8,223,258
ELECTRIC UTILITIES — 11.75%
ENEA SA	821,991	3,664,092
Energa SA	745,424	4,549,480
PGE Polska Grupa Energetyczna SA	2,114,124	11,568,740
Tauron Polska Energia SA	3,729,113	4,726,681
Zespol Elektrowni Patnow Adamow Konin SAb	152,026	964,281

		25,473,274
FOOD & STAPLES RETAILING — 1.44%
Eurocash SA	314,758	3,122,100

		3,122,100

Security	Shares	Value

FOOD PRODUCTS — 1.05%
Kernel Holding SA	222,724	$2,283,345

		2,283,345
INSURANCE — 8.51%
Powszechny Zaklad Ubezpieczen SA	154,660	18,450,147

		18,450,147
MEDIA — 3.48%
Cyfrowy Polsat SAa	689,437	4,595,145
TVN SAa	622,794	2,943,653

		7,538,798
METALS & MINING — 5.48%
Jastrzebska Spolka Weglowa SAa,b	249,523	988,683
KGHM Polska Miedz SA	354,944	10,888,201

		11,876,884
OIL, GAS & CONSUMABLE FUELS — 14.52%
Grupa Lotos SAa	363,347	2,922,914
Lubelski Wegiel Bogdanka SAb	127,722	2,862,981
Polski Koncern Naftowy Orlen SA	855,427	16,093,071
Polskie Gornictwo Naftowe i Gazownictwo SA	5,668,635	9,585,086

		31,464,052
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.61%
Globe Trade Centre SAa,b	1,156,698	1,758,733
LC Corp. SAa	1,813,456	951,299
Polski Holding Nieruchomosci SA	120,014	782,964

		3,492,996
ROAD & RAIL — 1.27%
PKP Cargo SA	114,170	2,746,781

		2,746,781
SOFTWARE — 2.86%
Asseco Poland SA	271,508	4,337,881
CD Projekt SAa,b	289,420	1,868,121

		6,206,002
TEXTILES, APPAREL & LUXURY GOODS — 5.33%
CCC SA	84,446	4,133,028
LPP SA	3,598	7,408,887

		11,541,915
WIRELESS TELECOMMUNICATION SERVICES — 0.35%
Midas SAa,b	4,698,848	763,247

		763,247

TOTAL COMMON STOCKS
(Cost: $276,920,110)		215,316,831

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI POLAND CAPPED ETF

May 31, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.85%

MONEY MARKET FUNDS — 1.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	3,617,218	$3,617,218
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	202,570	202,570
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	196,266	196,266

		4,016,054

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,016,054)		4,016,054

TOTAL INVESTMENTS IN SECURITIES — 101.19%
(Cost: $280,936,164)		219,332,885
Other Assets, Less Liabilities — (1.19)%		(2,589,986)

NET ASSETS — 100.00%		$216,742,899

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

55

Schedule of Investments  (Unaudited)

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.07%

AIR FREIGHT & LOGISTICS — 5.37%
CWT Ltd.[a]	60,500	$88,806
Singapore Post Ltd.[a]	435,500	608,583

		697,389
AIRLINES — 0.58%
Tiger Airways Holdings Ltd.[a,b]	325,529	74,812

		74,812
CAPITAL MARKETS — 1.35%
ARA Asset Management Ltd.	134,500	175,491

		175,491
CONSTRUCTION & ENGINEERING — 2.51%
Chip Eng Seng Corp. Ltd.	106,500	66,320
United Engineers Ltd.	129,000	259,167

		325,487
DIVERSIFIED FINANCIAL SERVICES — 0.52%
k1 Ventures Ltd.	219,500	34,172
Rowsley Ltd.[a,b]	247,000	33,144

		67,316
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.78%
GSH Corp. Ltd.[a]	1,003,000	52,793
Venture Corp. Ltd.	75,500	437,138

		489,931
ENERGY EQUIPMENT & SERVICES — 3.66%
Boustead Singapore Ltd.	77,500	78,425
Ezion Holdings Ltd.[a]	366,000	278,116
Ezra Holdings Ltd.[a,b]	206,500	59,704
Pacc Offshore Services Holdings Ltd.[a]	105,500	35,586
Pacific Radiance Ltd.[a]	52,500	22,963

		474,794
FOOD & STAPLES RETAILING — 0.75%
Sheng Siong Group Ltd.	152,500	97,793

		97,793
FOOD PRODUCTS — 4.45%
Bumitama Agri Ltd.	102,000	74,105
First Resources Ltd.[a]	160,500	241,541
Indofood Agri Resources Ltd.	126,000	69,590
Japfa Ltd.[a,b]	102,000	34,784
QAF Ltd.	56,000	47,120
Super Group Ltd./Singapore[a]	129,500	110,405

		577,545

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 1.52%
Biosensors International Group Ltd.[a,b]	331,500	$196,605

		196,605
HEALTH CARE PROVIDERS & SERVICES — 2.86%
Raffles Medical Group Ltd.[a]	73,500	245,200
Religare Health Trust	161,000	126,518

		371,718
HOTELS, RESTAURANTS & LEISURE — 2.78%
Accordia Golf Trust[b]	207,000	120,465
GuocoLeisure Ltd.	138,500	103,703
OUE Ltd.[a]	85,000	136,741

		360,909
MACHINERY — 1.70%
COSCO Corp. Singapore Ltd.[a]	292,000	113,648
Hong Leong Asia Ltd.	37,500	38,642
Vard Holdings Ltd.[a,b]	154,500	68,723

		221,013
MARINE — 1.52%
Neptune Orient Lines Ltd./Singapore[a,b]	263,000	197,898

		197,898
MEDIA — 2.08%
Asian Pay Television Trust	395,500	269,746

		269,746
METALS & MINING — 0.57%
Midas Holdings Ltd.[a]	282,500	73,300

		73,300
OIL, GAS & CONSUMABLE FUELS — 0.45%
KrisEnergy Ltd.[b]	76,000	26,763
Rex International Holding Ltd.[a,b]	146,500	32,039

		58,802
REAL ESTATE INVESTMENT TRUSTS (REITS) — 41.68%
AIMS AMP Capital Industrial REIT	136,050	151,794
Ascendas Hospitality Trust	209,500	111,048
Ascott Residence Trust[a]	245,000	233,394
Cache Logistics Trust	204,000	175,432
Cambridge Industrial Trust[a]	259,500	136,589
CapitaRetail China Trust	155,540	200,061
CDL Hospitality Trusts	185,000	235,210
Far East Hospitality Trust[a]	232,000	137,594
First REIT	139,500	152,024
Frasers Centrepoint Trust	159,000	251,071
Frasers Commercial Trust	148,000	170,613
Frasers Hospitality Trust[a]	103,500	66,754
Keppel DC REIT[b]	153,500	119,486
Keppel REIT	551,500	488,578

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

Lippo Malls Indonesia Retail Trust	509,000	$141,504
Mapletree Commercial Trust	366,000	421,922
Mapletree Greater China Commercial Trust[a]	551,000	437,075
Mapletree Industrial Trust	351,500	415,629
Mapletree Logistics Trust	430,000	371,377
OUE Hospitality Trust	211,500	149,739
Parkway Life REIT	105,000	182,927
Sabana Shari’ah Compliant Industrial REIT	168,500	107,428
Soilbuild Business Space REIT[a]	188,500	121,577
SPH REIT	218,500	168,463
Starhill Global REIT	405,500	263,038

		5,410,327
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.67%
Ascendas India Trust	213,500	140,075
Ho Bee Land Ltd.	51,000	85,069
Hong Fok Corp. Ltd.	68,500	45,958
Perennial Real Estate Holdings Ltd.[a,b]	95,040	75,742
SingHaiyi Group Ltd.[a,b]	248,800	25,454
Tuan Sing Holdings Ltd.	136,500	39,465
Wheelock Properties Singapore Ltd.[a]	86,500	116,069
Wing Tai Holdings Ltd.	115,000	166,246
Yanlord Land Group Ltd.[a]	169,500	148,905
Ying Li International Real Estate Ltd.[a,b]	259,500	49,057
Yoma Strategic Holdings Ltd.[a,b]	301,000	103,762

		995,802
ROAD & RAIL — 2.02%
SMRT Corp. Ltd.[a]	220,500	261,546

		261,546
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.38%
STATS ChipPAC Ltd.[a,b]	127,500	48,678

		48,678
SOFTWARE — 1.51%
Silverlake Axis Ltd.[a]	227,500	196,484

		196,484
SPECIALTY RETAIL — 0.79%
OSIM International Ltd.[a]	79,000	102,784

		102,784
TRADING COMPANIES & DISTRIBUTORS — 0.29%
Tat Hong Holdings Ltd.	82,500	37,614

		37,614
TRANSPORTATION INFRASTRUCTURE — 4.26%
China Merchants Holdings Pacific Ltd.	81,000	63,352
SATS Ltd.	195,000	490,066

		553,418
WATER UTILITIES — 2.03%
Hyflux Ltd.[a]	150,000	95,077

Security	Shares	Value

SIIC Environment Holdings Ltd.[b]	1,111,500	$168,921

		263,998
WIRELESS TELECOMMUNICATION SERVICES — 1.99%
M1 Ltd./Singapore[a]	108,000	257,810

		257,810

TOTAL COMMON STOCKS (Cost: $14,398,944)		12,859,010

SHORT-TERM INVESTMENTS — 26.84%

MONEY MARKET FUNDS — 26.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	3,293,691	3,293,691
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	184,452	184,452
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,739	4,739

		3,482,882

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,482,882)		3,482,882

TOTAL INVESTMENTS IN SECURITIES — 125.91% (Cost: $17,881,826)		16,341,892
Other Assets, Less Liabilities — (25.91)%		(3,362,682)

NET ASSETS — 100.00%		$12,979,210

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

57

Schedule of Investments  (Unaudited)

iSHARES® MSCI UNITED KINGDOM ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.22%

AEROSPACE & DEFENSE — 2.34%
BAE Systems PLC	3,468,097	$27,254,553
Cobham PLC	1,251,790	5,648,374
Meggitt PLC	877,754	6,810,898
Rolls-Royce Holdings PLC	2,043,330	31,117,856
Rolls-Royce Holdings PLC New[a]	280,870,872	428,595

		71,260,276
AIR FREIGHT & LOGISTICS — 0.19%
Royal Mail PLC	714,637	5,714,226

		5,714,226
AIRLINES — 0.14%
easyJet PLC	175,130	4,299,889

		4,299,889
AUTO COMPONENTS — 0.33%
GKN PLC	1,806,623	10,106,496

		10,106,496
BANKS — 13.70%
Barclays PLC	18,143,132	74,750,936
HSBC Holdings PLC	21,130,716	200,786,122
Lloyds Banking Group PLC	62,777,837	84,080,069
Royal Bank of Scotland Group PLC[a]	2,800,337	14,755,281
Standard Chartered PLC	2,718,619	43,393,097

		417,765,505
BEVERAGES — 4.53%
Coca-Cola HBC AG	220,332	4,817,973
Diageo PLC	2,765,865	76,624,534
SABMiller PLC	1,065,861	56,828,224

		138,270,731
CAPITAL MARKETS — 1.29%
3i Group PLC	1,069,134	9,185,042
Aberdeen Asset Management PLC	1,024,694	6,983,185
Hargreaves Lansdown PLC	286,582	5,545,092
ICAP PLC	606,680	5,119,475
Investec PLC	607,160	5,554,346
Schroders PLC	136,672	7,036,639

		39,423,779
CHEMICALS — 0.61%
Croda International PLC	149,282	6,663,063
Johnson Matthey PLC	225,298	12,029,343

		18,692,406

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 0.64%
Aggreko PLC	281,521	$6,907,764
Babcock International Group PLC	276,061	4,739,125
G4S PLC	1,705,875	7,762,390

		19,409,279
CONTAINERS & PACKAGING — 0.22%
Rexam PLC	775,025	6,611,015

		6,611,015
DIVERSIFIED FINANCIAL SERVICES — 0.42%
London Stock Exchange Group PLC	343,318	12,871,891

		12,871,891
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.30%
BT Group PLC	9,199,392	62,706,952
Inmarsat PLC	492,680	7,465,429

		70,172,381
ELECTRIC UTILITIES — 0.90%
SSE PLC	1,085,895	27,589,427

		27,589,427
ENERGY EQUIPMENT & SERVICES — 0.33%
Amec Foster Wheeler PLC	427,321	6,194,674
Petrofac Ltd.	285,229	3,938,972

		10,133,646
FOOD & STAPLES RETAILING — 1.34%
J Sainsbury PLC[b]	1,472,548	5,653,543
Tesco PLC	8,930,867	28,973,269
Wm Morrison Supermarkets PLC	2,437,769	6,361,057

		40,987,869
FOOD PRODUCTS — 2.78%
Associated British Foods PLC	391,683	18,098,026
Tate & Lyle PLC	512,440	4,550,997
Unilever PLC	1,411,102	62,164,981

		84,814,004
HEALTH CARE EQUIPMENT & SUPPLIES — 0.57%
Smith & Nephew PLC	984,671	17,429,693

		17,429,693
HOTELS, RESTAURANTS & LEISURE — 2.91%
Carnival PLC	202,449	9,783,727
Compass Group PLC	1,831,427	31,971,002
InterContinental Hotels Group PLC[b]	259,596	10,857,945
Merlin Entertainments PLC[c]	780,180	5,463,280
TUI AG	499,615	8,836,078
Whitbread PLC	199,768	15,607,613

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

May 31, 2015

Security	Shares	Value

William Hill PLC	964,160	$6,192,538

		88,712,183
HOUSEHOLD DURABLES — 0.98%
Barratt Developments PLC	1,080,955	9,764,948
Persimmon PLC	336,984	10,089,018
Taylor Wimpey PLC	3,545,245	9,927,112

		29,781,078
HOUSEHOLD PRODUCTS — 2.10%
Reckitt Benckiser Group PLC	710,023	63,978,335

		63,978,335
INDUSTRIAL CONGLOMERATES — 0.26%
Smiths Group PLC	434,014	7,940,787

		7,940,787
INSURANCE — 6.13%
Admiral Group PLC	229,667	5,218,358
Aviva PLC	4,399,745	35,146,720
Direct Line Insurance Group PLC	1,649,149	8,485,708
Legal & General Group PLC	6,533,276	26,498,824
Old Mutual PLC	5,415,704	18,271,924
Prudential PLC	2,823,308	70,094,901
RSA Insurance Group PLC	1,116,666	7,349,256
Standard Life PLC	2,154,540	16,034,223

		187,099,914
MACHINERY — 0.57%
IMI PLC	298,847	5,677,522
Melrose Industries PLC	1,097,830	4,442,723
Weir Group PLC (The)	234,597	7,245,587

		17,365,832
MEDIA — 3.55%
ITV PLC	4,211,254	17,498,454
Pearson PLC	901,852	17,986,699
Reed Elsevier PLC	1,242,602	20,573,226
Sky PLC	1,135,180	18,275,018
WPP PLC	1,443,677	33,925,900

		108,259,297
METALS & MINING — 6.66%
Anglo American PLC	1,535,580	24,041,437
Antofagasta PLC	433,566	4,935,540
BHP Billiton PLC	2,322,127	48,881,923
Fresnillo PLC	243,144	2,817,941
Glencore PLC	12,228,307	53,730,890
Lonmin PLC[a]	128,465	276,405
Randgold Resources Ltd.	102,023	7,371,548
Rio Tinto PLC	1,398,981	60,969,219

		203,024,903
MULTI-UTILITIES — 2.68%
Centrica PLC	5,463,284	23,142,691

Security	Shares	Value

National Grid PLC	4,110,803	$58,588,739

		81,731,430
MULTILINE RETAIL — 1.13%
Marks & Spencer Group PLC	1,807,777	16,082,517
Next PLC	159,746	18,331,097

		34,413,614
OIL, GAS & CONSUMABLE FUELS — 13.67%
BG Group PLC	3,753,982	65,131,827
BP PLC	20,057,226	137,958,104
Royal Dutch Shell PLC Class A	4,282,073	126,960,166
Royal Dutch Shell PLC Class B	2,683,118	80,801,145
Tullow Oil PLC	1,001,456	6,037,811

		416,889,053
PAPER & FOREST PRODUCTS — 0.30%
Mondi PLC	400,176	9,013,179

		9,013,179
PHARMACEUTICALS — 8.76%
AstraZeneca PLC	1,388,919	92,671,747
GlaxoSmithKline PLC	5,348,629	118,630,981
Shire PLC	648,944	55,800,971

		267,103,699
PROFESSIONAL SERVICES — 1.36%
Capita PLC	727,786	13,904,285
Experian PLC	1,087,895	20,684,529
Intertek Group PLC	177,401	6,770,338

		41,359,152
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.66%
British Land Co. PLC (The)	1,065,207	14,011,412
Hammerson PLC	862,292	8,796,226
Intu Properties PLC	1,013,451	5,169,871
Land Securities Group PLC	869,156	17,414,182
SEGRO PLC	816,204	5,308,267

		50,699,958
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.90%
ARM Holdings PLC	1,551,632	27,347,103

		27,347,103
SOFTWARE — 0.34%
Sage Group PLC (The)	1,184,404	10,274,742

		10,274,742
SPECIALTY RETAIL — 0.83%
Dixons Carphone PLC	1,076,054	7,806,095
Kingfisher PLC	2,579,082	14,561,546
Sports Direct International PLC[a]	296,087	3,054,265

		25,421,906

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

May 31, 2015

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.41%
Burberry Group PLC	488,935	$12,646,241

		12,646,241
TOBACCO — 5.47%
British American Tobacco PLC	2,049,514	112,760,502
Imperial Tobacco Group PLC	1,052,279	54,112,976

		166,873,478
TRADING COMPANIES & DISTRIBUTORS — 1.54%
Ashtead Group PLC	553,393	9,457,847
Bunzl PLC	368,037	10,648,059
Travis Perkins PLC	273,492	9,252,326
Wolseley PLC	285,916	17,630,634

		46,988,866
WATER UTILITIES — 0.66%
Severn Trent PLC	263,052	8,818,857
United Utilities Group PLC	749,707	11,394,401

		20,213,258
WIRELESS TELECOMMUNICATION SERVICES — 3.72%
Vodafone Group PLC	29,147,993	113,575,624

		113,575,624

TOTAL COMMON STOCKS (Cost: $3,168,828,403)		3,026,266,145

SHORT-TERM INVESTMENTS — 0.43%

MONEY MARKET FUNDS — 0.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	8,340,562	8,340,562
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	467,086	467,086

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	4,356,090	$4,356,090

		13,163,738

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,163,738)		13,163,738

TOTAL INVESTMENTS IN SECURITIES — 99.65% (Cost: $3,181,992,141)		3,039,429,883
Other Assets, Less Liabilities — 0.35%		10,630,733

NET ASSETS — 100.00%		$3,050,060,616

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of May 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
FTSE 100 Index	214	Jun. 2015	ICE Futures Europe	$22,742,821	$746,100

See accompanying notes to schedules of investments.

60

Schedule of Investments  (Unaudited)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.30%

AEROSPACE & DEFENSE — 1.56%
Chemring Group PLC	7,492	$25,523
QinetiQ Group PLC	23,776	85,841
Senior PLC	16,204	79,050
Ultra Electronics Holdings PLC	2,712	75,774

		266,188
AIR FREIGHT & LOGISTICS — 0.16%
DX Group PLC	7,446	10,112
Stobart Group Ltd.	10,803	17,969

		28,081
AIRLINES — 0.14%
Dart Group PLC	3,701	23,409

		23,409
BANKS — 0.80%
Bank of Georgia Holdings PLC	1,473	42,010
TSB Banking Group PLC[a,b]	9,690	50,200
Virgin Money Holdings UK PLC[a]	6,851	45,476

		137,686
BEVERAGES — 0.82%
Britvic PLC	9,137	102,129
Fevertree Drinks PLC	2,903	13,777
Stock Spirits Group PLC	7,752	24,605

		140,511
BIOTECHNOLOGY — 0.63%
Abcam PLC	6,617	54,071
Genus PLC	2,362	53,632

		107,703
CAPITAL MARKETS — 6.14%
Allied Minds PLC[a]	7,027	65,946
Ashmore Group PLC[c]	13,708	69,301
Brewin Dolphin Holdings PLC	10,818	53,419
Close Brothers Group PLC	5,792	141,501
Henderson Group PLC	44,217	192,500
Intermediate Capital Group PLC	14,145	129,292
Jupiter Fund Management PLC	15,079	107,686
Man Group PLC	64,600	175,959
SVG Capital PLC[a]	7,329	57,484
Tullett Prebon PLC	9,438	56,945

		1,050,033
CHEMICALS — 2.61%
Alent PLC	8,259	47,828
Elementis PLC	17,893	83,468
Essentra PLC	10,118	154,395
Synthomer PLC	10,539	56,303
Victrex PLC	3,305	105,253

		447,247

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 4.94%
AA PLC[a]	23,485	$146,573
Berendsen PLC	6,688	103,791
Cape PLC	4,694	17,997
De La Rue PLC	3,920	30,417
Homeserve PLC	11,521	76,299
Mitie Group PLC	14,164	67,067
Regus PLC	25,451	100,277
Rentokil Initial PLC	70,650	158,479
RPS Group PLC	8,584	30,782
Serco Group PLC	42,577	89,399
Shanks Group PLC	14,770	24,454

		845,535
COMMUNICATIONS EQUIPMENT — 0.70%
Pace PLC	11,601	72,952
Spirent Communications PLC	23,710	32,381
Telit Communications PLC[a]	3,323	14,135

		119,468
CONSTRUCTION & ENGINEERING — 2.58%
Balfour Beatty PLC	26,724	101,500
Carillion PLC	16,676	84,330
Costain Group PLC	2,942	15,219
Galliford Try PLC	3,189	80,537
Interserve PLC	5,578	52,773
John Laing Group PLC[a,b]	5,689	20,010
Keller Group PLC	2,762	44,928
Kier Group PLC	2,020	41,767

		441,064
CONSUMER FINANCE — 1.91%
International Personal Finance PLC	8,976	67,375
Provident Financial PLC	5,676	259,406

		326,781
CONTAINERS & PACKAGING — 1.69%
DS Smith PLC	36,507	197,819
RPC Group PLC	9,717	91,042

		288,861
DISTRIBUTORS — 1.26%
Inchcape PLC	15,550	200,506
John Menzies PLC	2,138	14,543

		215,049
DIVERSIFIED CONSUMER SERVICES — 0.34%
Dignity PLC	1,810	58,609

		58,609
DIVERSIFIED FINANCIAL SERVICES — 1.23%
Arrow Global Group PLC	6,085	25,210
IG Group Holdings PLC	14,192	169,244
Plus500 Ltd.[c]	2,894	16,339

		210,793
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.81%
Avanti Communications Group PLC[a]	4,672	15,969
Cable & Wireless Communications PLC	109,298	112,662

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

COLT Group SAa	12,143	$27,757
Kcom Group PLC	20,023	29,485
TalkTalk Telecom Group PLC[c]	20,371	124,341

		310,214
ELECTRICAL EQUIPMENT — 0.36%
Dialight PLC	1,260	14,295
HellermannTyton Group PLC	8,348	47,095

		61,390
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.86%
Domino Printing Sciences PLC	4,362	60,771
Electrocomponents PLC	17,046	62,167
Halma PLC	14,663	170,833
Laird PLC	10,384	61,195
Oxford Instruments PLC	2,109	35,014
Premier Farnell PLC	14,392	41,925
Renishaw PLC	1,411	51,675
Spectris PLC	4,612	164,541
TT electronics PLC	6,164	13,263

		661,384
ENERGY EQUIPMENT & SERVICES — 1.18%
Hunting PLC	4,891	45,974
John Wood Group PLC	13,880	155,357

		201,331
FOOD & STAPLES RETAILING — 1.54%
Booker Group PLC	64,607	175,189
Greggs PLC	3,921	71,141
Majestic Wine PLC[c]	2,545	16,855

		263,185
FOOD PRODUCTS — 1.00%
Dairy Crest Group PLC	5,308	41,552
Devro PLC	6,470	32,309
Greencore Group PLC	15,799	79,365
Premier Foods PLC[a]	28,804	18,241

		171,467
HEALTH CARE EQUIPMENT & SUPPLIES — 0.11%
Advanced Medical Solutions Group PLC	8,056	18,440

		18,440
HEALTH CARE PROVIDERS & SERVICES — 1.41%
Al Noor Hospitals Group PLC	3,171	46,162
Spire Healthcare Group PLC[a,b]	10,105	55,604
Synergy Health PLC	2,291	63,731
UDG Healthcare PLC	9,476	76,710

		242,207
HOTELS, RESTAURANTS & LEISURE — 5.51%
888 Holdings PLC	5,495	13,794
Betfair Group PLC	2,869	116,716
Bwin.Party Digital Entertainment PLC	28,698	46,200
Domino’s Pizza Group PLC	6,416	77,883
Enterprise Inns PLC[a]	19,611	38,813
Greene King PLC	8,490	106,234
GVC Holdings PLC	1,544	10,861
J D Wetherspoon PLC	3,322	39,895

Security	Shares	Value

Ladbrokes PLC	35,771	$65,393
Marston’s PLC	22,216	56,580
Mitchells & Butlers PLC[a]	7,990	55,170
Restaurant Group PLC (The)	7,777	81,885
Spirit Pub Co. PLC	24,568	42,926
SSP Group PLC[a]	14,729	66,573
Thomas Cook Group PLC[a]	56,550	124,520

		943,443
HOUSEHOLD DURABLES — 3.68%
Bellway PLC	4,746	169,973
Berkeley Group Holdings PLC	4,984	235,309
Bovis Homes Group PLC	5,202	86,842
Crest Nicholson Holdings PLC	9,751	79,606
Redrow PLC	8,600	57,230

		628,960
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.62%
Drax Group PLC	15,691	94,673
Infinis Energy PLC	3,899	10,829

		105,502
INDUSTRIAL CONGLOMERATES — 1.51%
DCC PLC	3,256	258,362

		258,362
INSURANCE — 5.55%
Amlin PLC	19,435	144,607
Beazley PLC	19,200	87,162
Brit PLC[b]	4,461	19,060
Chesnara PLC	4,899	24,371
esure Group PLC	11,309	44,713
Hiscox Ltd.	10,888	141,722
Just Retirement Group PLC	6,794	18,402
Lancashire Holdings Ltd.	7,346	72,302
Partnership Assurance Group PLC	6,201	12,727
Phoenix Group Holdings	7,852	102,564
St. James’s Place PLC	20,237	281,477

		949,107
INTERNET & CATALOG RETAIL — 2.04%
AO World PLC[a,c]	6,528	17,303
ASOS PLC[a,c]	2,102	118,230
boohoo.com PLC[a]	25,021	9,927
Home Retail Group PLC	29,951	71,984
N Brown Group PLC	6,042	30,886
Ocado Group PLC[a]	18,164	101,030

		349,360
INTERNET SOFTWARE & SERVICES — 1.78%
Just Eat PLC[a]	9,076	63,805
Moneysupermarket.com Group PLC	16,910	78,160
Telecity Group PLC	7,866	129,393
Zoopla Property Group PLC[b,c]	8,103	33,385

		304,743
IT SERVICES — 0.99%
Anite PLC	11,173	16,922
Innovation Group PLC	47,373	20,783
Optimal Payments PLC[a]	16,862	72,239
Quindell PLC	16,070	31,940

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

SafeCharge International Group Ltd.	2,001	$8,946
Xchanging PLC	9,468	18,276

		169,106
LIFE SCIENCES TOOLS & SERVICES — 0.18%
Clinigen Healthcare Ltd.[a]	3,189	31,460

		31,460
MACHINERY — 2.99%
Bodycote PLC	7,420	84,183
Fenner PLC	7,519	25,328
Morgan Advanced Materials PLC	11,060	58,732
Rotork PLC	33,694	130,286
Spirax-Sarco Engineering PLC	2,938	156,286
Vesuvius PLC	8,409	57,371

		512,186
MEDIA — 5.06%
Cineworld Group PLC	7,159	56,533
Daily Mail & General Trust PLC Class A NVS	10,687	156,881
Entertainment One Ltd.	8,019	39,487
Informa PLC	25,152	222,992
ITE Group PLC	9,679	28,210
Rightmove PLC	3,769	192,439
Trinity Mirror PLC	9,988	23,891
UBM PLC	17,157	145,696

		866,129
METALS & MINING — 1.69%
Acacia Mining PLC	6,358	29,581
African Minerals Ltd.[a,c]	10,533	—
Centamin PLC	42,421	45,377
Evraz PLC	13,547	34,853
Ferrexpo PLC	6,844	7,781
Gem Diamonds Ltd.	4,287	9,813
Hochschild Mining PLC[a]	6,817	9,986
KAZ Minerals PLC[a]	10,387	39,879
Lonmin PLC[a]	18,106	38,957
Petra Diamonds Ltd.[a]	16,973	45,066
Vedanta Resources PLC	3,124	27,983

		289,276
MULTI-UTILITIES — 0.18%
Telecom Plus PLC	2,485	30,867

		30,867
MULTILINE RETAIL — 0.72%
Debenhams PLC	45,165	65,370
Mothercare PLC[a,c]	5,562	21,558
Poundland Group PLC	7,752	36,316

		123,244
OIL, GAS & CONSUMABLE FUELS — 1.54%
Amerisur Resources PLC[a]	31,548	17,210
Cairn Energy PLC[a]	22,335	57,803
EnQuest PLC[a]	27,999	22,858
Faroe Petroleum PLC[a]	7,931	10,196
Gulf Keystone Petroleum Ltd.[a,c]	37,911	21,694
Ophir Energy PLC[a]	25,249	50,627
Premier Oil PLC[a]	19,798	49,304
Rockhopper Exploration PLC[a,c]	10,850	11,755

Security	Shares	Value

SOCO International PLC	7,720	$21,794

		263,241
PHARMACEUTICALS — 3.31%
BTG PLC[a]	14,797	160,202
GW Pharmaceuticals PLC[a,c]	8,256	78,865
Hikma Pharmaceuticals PLC	5,774	183,089
Indivior PLC[a]	25,066	87,974
Skyepharma PLC[a]	3,047	13,251
Vectura Group PLC[a]	15,624	42,438

		565,819
PROFESSIONAL SERVICES — 1.84%
Hays PLC	55,008	135,562
Michael Page International PLC	11,245	93,261
WS Atkins PLC	3,880	86,679

		315,502
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.10%
Big Yellow Group PLC	5,767	57,421
Derwent London PLC	4,075	221,432
Great Portland Estates PLC	13,330	168,525
Hansteen Holdings PLC	26,542	50,141
LondonMetric Property PLC	23,125	60,165
NewRiver Retail Ltd.	4,679	22,901
Primary Health Properties PLC	4,097	25,086
Redefine International PLC/Isle of Man	39,375	33,046
Safestore Holdings PLC	8,048	33,496
Shaftesbury PLC	10,242	136,908
Workspace Group PLC	4,683	64,493

		873,614
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.73%
Capital & Counties Properties PLC	29,304	187,720
Countrywide PLC	8,335	76,186
Foxtons Group PLC	9,296	40,215
Grainger PLC	16,135	52,369
Helical Bar PLC	3,893	24,653
Quintain Estates & Development PLC[a]	20,392	33,762
Savills PLC	4,974	73,852
Schroder REIT Ltd.	20,097	17,940
ST Modwen Properties PLC	7,293	49,367
UNITE Group PLC (The)	8,599	81,682

		637,746
ROAD & RAIL — 2.34%
FirstGroup PLC[a]	46,695	80,874
Go-Ahead Group PLC	1,583	64,134
National Express Group PLC	16,859	80,342
Northgate PLC	5,164	49,605
Redde PLC	10,993	21,639
Stagecoach Group PLC	16,707	103,123

		399,717
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.77%
CSR PLC	6,445	86,841
Imagination Technologies Group PLC[a,c]	9,975	33,365
Nanoco Group PLC[a,c]	7,482	12,416

		132,622

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

SOFTWARE — 1.74%
AVEVA Group PLC	2,478	$73,546
Globo PLC[a,c]	12,311	10,473
Micro Focus International PLC	5,050	102,028
Monitise PLC[a,c]	70,813	12,967
Playtech PLC	7,394	93,648
Tungsten Corp. PLC[a]	3,334	4,681

		297,343
SPECIALTY RETAIL — 3.45%
Card Factory PLC	11,884	65,701
Dunelm Group PLC	3,523	50,695
GAME Digital PLC[c]	3,624	14,268
Halfords Group PLC	7,715	56,697
Howden Joinery Group PLC	25,059	195,400
Lookers PLC	12,280	30,310
Pets at Home Group PLC	9,690	41,772
SuperGroup PLC[a]	1,569	27,246
WH Smith PLC	4,554	107,573

		589,662
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.12%
Xaar PLC	2,967	20,510

		20,510
TEXTILES, APPAREL & LUXURY GOODS — 0.35%
Jimmy Choo PLC[a]	4,532	11,715
Ted Baker PLC	1,107	48,532

		60,247
THRIFTS & MORTGAGE FINANCE — 0.56%
OneSavings Bank PLC	3,297	16,502
Paragon Group of Companies PLC (The)	11,856	79,495

		95,997
TRADING COMPANIES & DISTRIBUTORS — 1.52%
Diploma PLC	4,389	54,148
Grafton Group PLC	8,564	106,768
HSS Hire Group PLC[a,b]	2,900	8,850
SIG PLC	21,766	66,627
Speedy Hire PLC	20,224	23,609

		260,002
TRANSPORTATION INFRASTRUCTURE — 0.53%
BBA Aviation PLC	18,130	90,688

		90,688
WATER UTILITIES — 1.12%
Pennon Group PLC	14,695	191,388

		191,388

TOTAL COMMON STOCKS (Cost: $17,377,178)		16,992,479

Security	Shares	Value

RIGHTS — 0.07%

CONSTRUCTION & ENGINEERING — 0.07%
Kier Group PLC[a]	1,483	$11,315

		11,315
INTERNET SOFTWARE & SERVICES — 0.00%
Just Eat PLC[a]	1,365	744

		744

TOTAL RIGHTS (Cost: $12,258)		12,059

SHORT-TERM INVESTMENTS — 2.94%

MONEY MARKET FUNDS — 2.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	470,552	470,552
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	26,352	26,352
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	5,448	5,448

		502,352

TOTAL SHORT-TERM INVESTMENTS
(Cost: $502,352)		502,352

TOTAL INVESTMENTS IN SECURITIES — 102.31% (Cost: $17,891,788)		17,506,890
Other Assets, Less Liabilities — (2.31)%		(394,475)

NET ASSETS — 100.00%		$17,112,415

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

64

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	iShares ETF
Currency Hedged MSCI Eurozone[a]	MSCI Hong Kong Small-Cap
Currency Hedged MSCI Germany	MSCI India
Currency Hedged MSCI Japan	MSCI India Small-Cap
MSCI All Peru Capped	MSCI Indonesia
MSCI Australia Small-Cap	MSCI Ireland Capped
MSCI Brazil Small-Cap	MSCI New Zealand Capped
MSCI Canada Small-Cap	MSCI Norway Capped
MSCI China	MSCI Philippines
MSCI China Small-Cap	MSCI Poland Capped
MSCI Denmark Capped	MSCI Singapore Small-Cap
MSCI Emerging Markets Latin America	MSCI United Kingdom
MSCI Finland Capped	MSCI United Kingdom Small-Cap
MSCI Germany Small-Cap
[a]	Formerly the iShares Currency Hedged MSCI EMU ETF.

65

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

Each of the iShares MSCI India and iShares MSCI India Small-Cap ETFs carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying schedules of investments are consolidated and include the securities held by each Fund’s Subsidiary.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance

66

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

67

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of May 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total

Currency Hedged MSCI Eurozone
Assets:
Investment Companies	$1,386,379,091	$—	$—		$1,386,379,091
Money Market Funds	852,664	—	—		852,664
Forward Currency Contracts[a]	—	28,555,149	—		28,555,149

	$1,387,231,755	$28,555,149	$—		$1,415,786,904

Liabilities:
Forward Currency Contracts[a]	$—	$(12,803,330)	$—		$(12,803,330)

Currency Hedged MSCI Germany
Assets:
Investment Companies	$1,775,945,383	$—	$—		$1,775,945,383
Money Market Funds	79,090,359	—	—		79,090,359
Forward Currency Contracts[a]	—	33,341,034	—		33,341,034

	$1,855,035,742	$33,341,034	$—		$1,888,376,776

Liabilities:
Forward Currency Contracts[a]	$—	$(18,187,948)	$—		$(18,187,948)

Currency Hedged MSCI Japan
Assets:
Investment Companies	$712,815,717	$—	$—		$712,815,717
Money Market Funds	486,153	—	—		486,153
Forward Currency Contracts[a]	—	27,296,716	—		27,296,716

	$713,301,870	$27,296,716	$—		$740,598,586

Liabilities:
Forward Currency Contracts[a]	$—	$(625,702)	$—		$(625,702)

MSCI All Peru Capped
Assets:
Common Stocks	$183,072,562	$—	$—		$183,072,562
Money Market Funds	2,441,142	—	—		2,441,142

	$185,513,704	$—	$—		$185,513,704

MSCI Australia Small-Cap
Assets:
Common Stocks	$2,638,670	$27,783	$0	[b]	$2,666,453
Investment Companies	47,709	—	—		47,709
Preferred Stocks	6,243	—	—		6,243
Money Market Funds	353,412	—	—		353,412

	$3,046,034	$27,783	$0	[b]	$3,073,817

MSCI Brazil Small-Cap
Assets:
Common Stocks	$26,686,938	$—	$—		$26,686,938
Preferred Stocks	5,633,605	—	—		5,633,605
Money Market Funds	15,853	—	—		15,853

	$32,336,396	$—	$—		$32,336,396

68

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

MSCI Canada Small-Cap
Assets:
Common Stocks	$3,011,267	$2	$—	$3,011,269
Money Market Funds	237,390	—	—	237,390

	$3,248,657	$2	$—	$3,248,659

MSCI China
Assets:
Common Stocks	$2,412,255,314	$44,385,369	$—	$2,456,640,683
Money Market Funds	128,151,295	—	—	128,151,295

	$2,540,406,609	$44,385,369	$—	$2,584,791,978

Liabilities:
Futures Contracts[a]	$(31,213)	$—	$—	$(31,213)

MSCI China Small-Cap
Assets:
Common Stocks	$53,232,704	$1,897,436	$80,611	$55,210,751
Rights	—	19,990	—	19,990
Money Market Funds	15,921,240	—	—	15,921,240

	$69,153,944	$1,917,426	$80,611	$71,151,981

MSCI Denmark Capped
Assets:
Common Stocks	$55,333,611	$—	$—	$55,333,611
Money Market Funds	1,027,635	—	—	1,027,635

	$56,361,246	$—	$—	$56,361,246

MSCI Emerging Markets Latin America
Assets:
Common Stocks	$7,892,135	$—	$—	$7,892,135
Preferred Stocks	2,197,538	—	—	2,197,538
Rights	1	—	—	1
Money Market Funds	24,087	—	—	24,087

	$10,113,761	$—	$—	$10,113,761

MSCI Finland Capped
Assets:
Common Stocks	$21,891,293	$—	$—	$21,891,293
Money Market Funds	401,973	—	—	401,973

	$22,293,266	$—	$—	$22,293,266

MSCI Germany Small-Cap
Assets:
Common Stocks	$27,147,780	$—	$—	$27,147,780
Preferred Stocks	1,386,234	—	—	1,386,234
Money Market Funds	1,337,501	—	—	1,337,501

	$29,871,515	$—	$—	$29,871,515

MSCI Hong Kong Small-Cap
Assets:
Common Stocks	$9,390,296	$—	$—	$9,390,296
Money Market Funds	1,880,038	—	—	1,880,038

	$11,270,334	$—	$—	$11,270,334

MSCI India
Assets:
Common Stocks	$3,960,956,923	$—	$—	$3,960,956,923

	$3,960,956,923	$—	$—	$3,960,956,923

69

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total

MSCI India Small-Cap
Assets:
Common Stocks	$72,007,196	$468,834	$0	[b]	$72,476,030

	$72,007,196	$468,834	$0	[b]	$72,476,030

MSCI Indonesia
Assets:
Common Stocks	$476,942,650	$83,843	$0	[b]	$477,026,493
Money Market Funds	26,458	—	—		26,458

	$476,969,108	$83,843	$0	[b]	$477,052,951

MSCI Ireland Capped
Assets:
Common Stocks	$102,912,040	$—	$—		$102,912,040
Money Market Funds	37,611	—	—		37,611

	$102,949,651	$—	$—		$102,949,651

MSCI New Zealand Capped
Assets:
Common Stocks	$130,159,646	$—	$—		$130,159,646
Money Market Funds	3,416,405	—	—		3,416,405

	$133,576,051	$—	$—		$133,576,051

MSCI Norway Capped
Assets:
Common Stocks	$26,970,168	$—	$—		$26,970,168
Money Market Funds	2,799,431	—	—		2,799,431

	$29,769,599	$—	$—		$29,769,599

MSCI Philippines
Assets:
Common Stocks	$473,635,047	$—	$—		$473,635,047
Money Market Funds	62,196	—	—		62,196

	$473,697,243	$—	$—		$473,697,243

MSCI Poland Capped
Assets:
Common Stocks	$215,316,831	$—	$—		$215,316,831
Money Market Funds	4,016,054	—	—		4,016,054

	$219,332,885	$—	$—		$219,332,885

MSCI Singapore Small-Cap
Assets:
Common Stocks	$12,859,010	$—	$—		$12,859,010
Money Market Funds	3,482,882	—	—		3,482,882

	$16,341,892	$—	$—		$16,341,892

MSCI United Kingdom
Assets:
Common Stocks	$3,025,837,550	$428,595	$—		$3,026,266,145
Money Market Funds	13,163,738	—	—		13,163,738
Futures Contracts[a]	746,100	—	—		746,100

	$3,039,747,388	$428,595	$—		$3,040,175,983

MSCI United Kingdom Small-Cap
Assets:
Common Stocks	$16,992,479	$—	$0	[b]	$16,992,479
Rights	11,315	744	—		12,059
Money Market Funds	502,352	—	—		502,352

	$17,506,146	$744	$0	[b]	$17,506,890

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

70

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

The following Funds had transfers from Level 1 to Level 2 during the nine months ended May 31, 2015, resulting from temporary suspensions of trading.

iShares ETF	Amount of Transfer
MSCI Australia Small-Cap	$27,783
MSCI China	44,385,368
MSCI China Small-Cap	1,824,506

The following Funds had transfers from Level 2 to Level 1 during the nine months ended May 31, 2015, resulting from the resumption of trading after temporary suspensions.

iShares ETF	Amount of Transfer
MSCI Australia Small-Cap	$13,287
MSCI China	1,836,403
MSCI China Small-Cap	1,017,627
MSCI Hong Kong Small-Cap	251,963

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of May 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI Eurozone	$1,365,550,863	$21,680,892	$—	$21,680,892
Currency Hedged MSCI Germany	1,877,935,425	—	(22,899,683)	(22,899,683)
Currency Hedged MSCI Japan	688,179,055	25,124,176	(1,361)	25,122,815
MSCI All Peru Capped	323,525,183	741,427	(138,752,906)	(138,011,479)
MSCI Australia Small-Cap	3,242,278	252,129	(420,590)	(168,461)
MSCI Brazil Small-Cap	40,421,704	1,343,490	(9,428,798)	(8,085,308)
MSCI Canada Small-Cap	4,065,097	65,174	(881,612)	(816,438)
MSCI China	2,196,320,793	443,372,376	(54,901,191)	388,471,185
MSCI China Small-Cap	60,584,040	14,813,035	(4,245,094)	10,567,941

71

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Denmark Capped	$55,664,050	$3,857,362	$(3,160,166)	$697,196
MSCI Emerging Markets Latin America	14,488,936	317,565	(4,692,740)	(4,375,175)
MSCI Finland Capped	24,860,482	183,536	(2,750,752)	(2,567,216)
MSCI Germany Small-Cap	31,308,970	2,118,113	(3,555,568)	(1,437,455)
MSCI Hong Kong Small-Cap	10,688,478	1,084,761	(502,905)	581,856
MSCI India	3,830,611,710	234,967,358	(104,622,145)	130,345,213
MSCI India Small-Cap	67,787,554	6,429,534	(1,741,058)	4,688,476
MSCI Indonesia	601,753,381	6,766,380	(131,466,810)	(124,700,430)
MSCI Ireland Capped	96,656,760	11,399,231	(5,106,340)	6,292,891
MSCI New Zealand Capped	129,806,761	12,658,264	(8,888,974)	3,769,290
MSCI Norway Capped	36,469,629	257,587	(6,957,617)	(6,700,030)
MSCI Philippines	461,891,262	42,045,723	(30,239,742)	11,805,981
MSCI Poland Capped	287,470,263	3,279,262	(71,416,640)	(68,137,378)
MSCI Singapore Small-Cap	18,048,068	451,981	(2,158,157)	(1,706,176)
MSCI United Kingdom	3,311,580,055	216,519,878	(488,670,050)	(272,150,172)
MSCI United Kingdom Small-Cap	18,015,107	1,222,839	(1,731,056)	(508,217)

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of May 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

72

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management does not expect the guidance to have a material impact on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

Each of the iShares Currency Hedged MSCI Eurozone, iShares Currency Hedged MSCI Germany and iShares Currency Hedged MSCI Japan ETFs currently seeks to achieve its investment objective by investing a substantial portion of its assets in an affiliated iShares fund.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the nine months ended May 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Currency Hedged MSCI Eurozone
iShares MSCI Eurozone ETF	93,230	36,300,928	(1,018,320)	35,375,838	$1,386,379,091	$291,797	$176,930

Currency Hedged MSCI Germany
iShares MSCI Germany ETF	1,791,847	62,467,987	(3,251,748)	61,008,086	$1,775,945,383	$—	$(1,332,152)

Currency Hedged MSCI Japan
iShares MSCI Japan ETF	2,748,694	68,441,903	(16,568,703)	54,621,894	$712,815,717	$1,602,136	$1,336,967

MSCI All Peru Capped
Maple Energy PLC	9,899,590	3,443,040	(13,342,630)	—	$—	$—	$(5,333,161)

73

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

3.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts as part of its investment strategy, in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

4.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

74

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	July 27, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	July 27, 2015